As filed with the Securities and Exchange Commission on August 27, 2009

1933 Act Registration No. 333-52965
1940 Act Registration No. 811-08767

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

Pre-Effective Amendment No. [   ]
Post-Effective Amendment No. 27 [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

Amendment No. 28 [ X ]

UBS MONEY SERIES
(Exact Name of Registrant as Specified in Charter)
51 West 52nd Street
New York, New York 10019-6114
(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 882-5000

MARK F. KEMPER, ESQ.
UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
51 West 52nd Street
New York, New York 10019-6114
(Name and address of agent for service)

Copies to:
JACK W. MURPHY, ESQ.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
Telephone: (202) 261-3300

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:
[   ] Immediately upon filing pursuant to Rule 485(b)
[X] On August 28, 2009, pursuant to Rule 485(b)
[   ] 60 days after filing pursuant to Rule 485(a)(1)
[   ] On ____, pursuant to Rule 485(a)(1)
[   ] 75 days after filing pursuant to Rule 485(a)(2)
[   ] On ____, pursuant to Rule 485(a)(2)

Title of Securities Being Registered: Shares of Beneficial Interest of UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, UBS Select Tax-Free Capital Fund, UBS Cash Reserves Fund and UBS Liquid Assets Fund.

UBS Cash Reserves Fund
Prospectus

August 28, 2009

This prospectus offers shares of a money market fund primarily to eligible benefit plans that participate in the UBS Financial Services Inc. ACCESSSM program, but only if UBS Global Asset Management (Americas) Inc. or an affiliate does not serve as investment manager for the plan. The fund may be made available to clients in other programs.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

UBS Cash Reserves Fund

Contents

The fund
What every investor should know about the fund

Investment objective, strategies and risks	1
Performance	3
Expenses and fee tables	4
More about risks and investment strategies	6

Your investment
Information for managing your fund account

Managing your fund account	9
—Buying shares
—Selling shares
—Additional information about your account
—Market timing
—Pricing and valuation

Additional information
Additional important information about the fund

Management	13
Dividends and taxes	14
Disclosure of portfolio holdings	16
Financial highlights	17
Where to learn more about the fund	Back cover

The fund is not a complete or balanced investment program.

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UBS Cash Reserves Fund

Investment objective, strategies and risks

Fund objective
To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal investment strategies
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the fund’s investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

•	Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

•	US Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor

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guaranteed by the US Treasury and are riskier than those that are.

•	Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

•	Foreign investing risk—The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

•	Liquidity risk—Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

More information about risks of an investment in the fund is provided below in “More about risks and investment strategies.”

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Performance

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return January 1 to June 30, 2009—0.20%
Best quarter during years shown: 1st quarter, 2001—1.35%
Worst quarter during years shown: 1st quarter, 2004—0.16%

Average annual total returns
 (for the periods ended December 31, 2008)

One year	2.37%
Five years	3.12%
Life of fund (inception date 2/14/00)	3.05%

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Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares)

Maximum front-end sales charge (load) imposed on purchases
(as a % of offering price)	None
Maximum deferred sales charge (load)
(as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets)*
Management fees	0.33%
Distribution and/or service (12b-1) Fees	None
Other expenses**	0.22%

Total annual fund operating expenses***	0.55%

*	Please note that the annual fund operating expenses presented are based on the fund’s average net assets during the fund’s most recent fiscal year ended prior to the date of this prospectus. As the fund’s current net assets become higher or lower than the average during such fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

**	Includes the fund’s share of the fees and expenses of any other fund in which the fund invested. These fees and expenses were less than 0.01% of the average net assets of the fund. Does not include the fees associated with the US Treasury’s Temporary Guarantee Program for Money Market Funds, which terminates on September 18, 2009. If those fees were included, other expenses would be 0.25% and total annual fund operating expenses would be 0.58% until the termination of the Temporary Guarantee Program.

***	UBS Global AM may voluntarily waive fees and/or reimburse fund expenses from time to time. For example, UBS Global AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS Global AM would continue to voluntarily waive a portion of its fees and/or reimburse expenses. Waivers/reimbursements may impact the fund’s performance.

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Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the levels shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$56	$176	$307	$689

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More about risks and investment strategies

Principal risks
 The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund’s Statement of Additional Information (“SAI”). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument’s value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk. The credit quality of an issuer can change rapidly due to market developments and may affect the fund’s ability to maintain a $1.00 share price.

Foreign investing risk. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

US Government securities risk. Various types of US government securities have different levels of credit support, and therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the US government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae (also known as Government National Mortgage Association or GNMA), present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the issuer’s right to borrow from the US Treasury, subject to certain limitations, such as securities issued by Federal Home Loan Banks, and securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the credit of the issuing agencies are subject to a greater degree of credit risk. Freddie Mac (also known as Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (also known as Federal National Mortgage Association or FNMA) historically were agencies sponsored by the US government that were supported only by the credit of the issuing agencies and not backed by the full faith and credit of the United States. However, on September 7, 2008, due to the value of Freddie Mac’s and Fannie Mae’s securities falling sharply and concerns that the firms did not have sufficient capital to offset losses resulting from the mortgage crisis, the Federal Housing Finance Agency (“FHFA”) placed Freddie Mac and Fannie Mae into conservatorship. The effect that this conservatorship will have on the entities and their guarantees is uncertain. Although the US government or its agencies provided financial support to such entities, no assurance can be given that they will always do so. The US government and its agencies and instrumentalities do not

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guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

Interest rate risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund’s investments will fall. Also, the fund’s yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund’s income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund’s income generally will tend to fall more slowly.

Liquidity risk. The fund invests in a diversified portfolio of high quality money market instruments. However, an investment may become less liquid due to market developments or adverse investor perception. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. The inability to sell an instrument could adversely affect the fund’s ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities. This risk may increase during an unusually high volume of redemption requests by even a few large investors or unusual market conditions.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, except to the extent otherwise provided by the Temporary Guarantee Program for Money Market Funds, which expires on September 18, 2009, and is discussed further below.

Additional risk
Structured security risk. The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.

Additional information about investment strategies and Temporary Guarantee Program
 Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. The fund’s investment strategies are designed to comply with these requirements.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund’s composition and weighted average maturity based upon UBS Global AM’s assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may

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buy or sell money market instruments to take advantage of yield differences.

As of the date of this prospectus, the fund was participating in the Temporary Guarantee Program for Money Market Funds (the “Program”) created by the US Department of the Treasury (the “Treasury”) to address temporary dislocations in credit markets. The Program, which is in effect until September 18, 2009, is designed to provide certain investors with a guarantee of a $1.00 net asset value price per share based on the number of shares held by the investor in the fund as of the close of business on September 19, 2008. The guarantee under the Program is triggered if the value of the fund’s assets falls below $0.995 per share, which is called “breaking the buck” (a “Guarantee Event”), and the fund commences the process of liquidation. Any increase in the number of shares held by an investor in the fund after the close of business on September 19, 2008, will not be guaranteed. If the number of shares held by an investor in the fund fluctuates over the period of the Program, the Program will cover the lesser of (i) the number of shares held by the investor in the fund as of the close of business on September 19, 2008, or (ii) the number of shares held by the investor as of the date of the Guarantee Event. If an investor closes an account with a fund (or with a financial intermediary through which fund shares are held), any future investment in the fund will not be guaranteed.

In order to participate in the Program through December 18, 2008, the fund paid a one-time non-refundable participation fee, which amounted to 0.01% of the value of the fund’s outstanding shares on September 19, 2008 (valued at $1.00). In order to participate in the Program during each extension period (December 19, 2008 through April 30, 2009, and May 1, 2009 through September 18, 2009, respectively), the fund paid two non-refundable extension participation payments, each amounting to 0.015% of the value of the fund’s outstanding shares on September 19, 2008 (valued at $1.00).

Under the terms of the Program, upon the occurrence of a Guarantee Event, the fund’s board of trustees (“board”) must promptly initiate actions necessary under state and federal law to commence the liquidation of the fund. The Program will guarantee any difference between the amount received by an investor in connection with the liquidation and the value based on $1.00 per eligible share. Guarantee payments under the Program will be made through the fund within approximately 30 days of a Guarantee Event. The Treasury, in its sole discretion, may designate a later payment date after taking into account prevailing market conditions. Guarantee payments under the Program will not exceed the amount available within the Treasury’s Exchange Stabilization Fund.

Neither this prospectus nor the fund itself is in any manner approved, endorsed, sponsored or authorized by the Treasury.

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Managing your fund account

Buying shares
 The fund offers its shares primarily to eligible benefit plans, including individual retirement accounts, through brokerage accounts established as eligible benefit plan sweep accounts at UBS Financial Services Inc. or UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”). The types of eligible benefit plans that are permitted to buy fund shares are described below. You can open an eligible benefit plan sweep account by contacting your Financial Advisor.

Fund shares are currently available primarily to eligible benefit plans participating in the UBS Financial Services ACCESSSM program if UBS Global AM or an affiliate does not serve as investment manager to the eligible benefit plan (i.e., UBS Financial Services Inc., UBS Global AM or their affiliates do not exercise any investment discretion over account assets). The fund may be made available to other programs.

Buying shares automatically
 The fund is designed to automatically invest free credit cash balances (that is, immediately available funds) held in your account in shares of the fund. If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances. You should contact your Financial Advisor to determine if another money market fund is available for your account. (Neither UBS Global AM (US) nor any affiliate may recommend a specific money market fund for automatic investment of such account balances.) All free cash credit balances of $1.00 or more in your brokerage account are automatically invested in the fund on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your account. All remaining free cash credit balances under $1.00 are invested in fund shares monthly. There is no sales charge or commission paid for the automatic purchase of shares.

Your purchase of fund shares will be priced at the next determination of net asset value on any business day after federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund’s custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran’s Day, Thanksgiving Day and Christmas Day.

The fund, UBS Global AM and UBS Global AM (US) have the right to reject any purchase order and to suspend the offering of fund shares for a period of time or permanently.

The fund pays no sales commission, sales load or distribution fees to its principal underwriter, UBS Global AM (US), and its affiliates, or any other

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person, in connection with the sale of fund shares. Neither UBS Global AM (US) nor any affiliate exercises any discretion with respect to the timing or frequency of the automatic investment of free cash balances.

Please consult your Financial Advisor for more information about this automatic purchase feature.

Benefit plans eligible to buy fund shares
Eligible benefit plans that may buy fund shares include:

•	individual retirement accounts (e.g., traditional, rollover and “SIMPLE” IRAs);

•	simplified employee pension plans;

•	cash or deferred arrangements (i.e., 401(k) plans, including SIMPLE 401(k) plans);

•	profit sharing plans;

•	money purchase plans;

•	defined benefit plans;

•	target benefit plans;

•	church plans;

•	government plans; and

•	self-employed plans (i.e., “Keoghs”).

Other benefit plans may be eligible to buy fund shares. Contact your Financial Advisor for more information regarding these benefit plans.

Although the amount that you may contribute to an eligible benefit plan in any one year is subject to certain limitations, you may invest and reinvest assets already held in an eligible benefit plan in the fund without regard to these limitations.

Selling shares
 Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account.

If the proceeds from selling your fund shares remain in the eligible benefit plan sweep account, certain adverse tax consequences that may otherwise be applicable to eligible benefit plan distributions will not occur.

Also, if conditions exist that make cash payments undesirable, the fund reserves the right to honor any request for redemption by making payments in whole or in part in securities, to the extent permitted under applicable law.

Additional information about your account
Investment programs buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your investment program before purchasing shares.

You will receive a confirmation of your purchases and sales of fund shares on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of

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dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Market timing
 Frequent purchases and redemptions of fund shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could impact the fund’s performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM (US) anticipates that shareholders will purchase and sell fund shares frequently because the fund is designed to offer investors a liquid cash option. UBS Global AM (US) also believes that money market funds, such as the fund, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the fund’s board of trustees (“board”) has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS Global AM funds that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for another UBS Global AM fund, please see that fund’s prospectus.

Pricing and valuation
 The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund’s net asset value per share is expected to be $1.00, although this value is not guaranteed.

The fund typically calculates its net asset value per share once each business day as of 12:00 noon, Eastern time. Your price for buying or selling your shares will be the net asset value that is next calculated after the fund accepts your order.

Your Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

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The fund’s board has delegated to a UBS Global AM valuation committee the responsibility for making fair value determinations with respect to the fund’s portfolio securities. The types of securities for which such fair value pricing may be necessary include, but are not limited to: securities of an issuer that has entered into a restructuring; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The need to fair value the fund’s portfolio securities may also result from low trading volume in foreign markets or thinly traded securities or instruments. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold.

The fund’s portfolio holdings may also consist of shares of other investment companies in which the fund invests. The value of each such investment company will be its net asset value at the time the fund’s shares are priced. Each investment company (other than money market funds) calculates its net asset value based on the current market or other value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus.

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Management

Investment advisor
 UBS Global AM is the fund’s investment advisor and administrator. UBS Global AM is a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and at 51 West 52nd Street, New York, NY 10019-6114. UBS Global AM is an investment advisor registered with the US Securities and Exchange Commission (the “SEC”). UBS Global AM is an indirect wholly owned subsidiary of UBS AG (“UBS”). As of June 30, 2009, UBS Global AM had approximately $142 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $547 billion in assets under management worldwide as of June 30, 2009. UBS is an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry.

Advisory fees
 The fund has agreed to pay advisory and administration fees to UBS Global AM at an annual contract rate of 0.33% of the fund’s average daily net assets. A fee waiver agreement had effectively reduced this rate. For the fiscal year ended April 30, 2009, the fund paid advisory and administration fees to UBS Global AM at the effective annual rate of 0.28% of its average daily net assets. Effective September 1, 2009, the fee waiver arrangement is discontinued. A discussion regarding the basis for the board’s approval of the fund’s Investment Advisory and Administration Contract with UBS Global AM is available in the fund’s semiannual report to shareholders for the fiscal period ended October 31, 2008.

Other information
 To the extent authorized by law, the fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or cease operations and liquidate.

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Dividends and taxes

Dividends
 The fund declares dividends daily and pays them monthly. The fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

You will receive dividends in additional shares of the fund. Shares earn dividends on the day they are purchased but not on the day they are sold.

While the fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s fund account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.

Taxes
 Eligible benefit plan participants ordinarily do not pay taxes on dividends their plans receive on fund shares until they withdraw the proceeds from the plan.

Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income. Withdrawals will be subject to an additional tax equal to 10% of the amount distributed unless the withdrawals are used to pay certain higher education expenses, certain acquisition costs of first-time home buyers, or in certain situations, are made after the participant:

•	reaches age 59½;

•	becomes permanently disabled; or

•	for certain employer-sponsored plans, reaches at least age 55 and separates from service of the employer who sponsored the plan.

You should consult your tax advisor concerning the timing and tax consequences of withdrawals from your eligible benefit plan.

The failure of an eligible benefit plan to make sufficient distributions to a participant after the participant reaches age 70½ may be subject to an excise tax. Moreover, certain contributions to an eligible benefit plan in excess of the amounts permitted by law may be subject to an excise tax.

If you hold fund shares other than through a tax-exempt account or plan such as an IRA or 401(k) plan, the dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. For these shareholders, the fund expects that its dividends will be taxed as ordinary income.

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Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

The fund may be required to withhold a 28% federal tax on all dividends payable to you

•	if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

•	if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents are expected to be subject to a 30% withholding tax.

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the fund’s SAI.

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Disclosure of portfolio holdings

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. The fund’s Forms N-Q and Forms N-CSR are available on the SEC’s Web site at http://www.sec.gov. The fund’s Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551 8090. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the fund upon request by calling 1-800-647 1568. Please consult the fund’s SAI for a description of the policies and procedures that govern disclosure of the fund’s portfolio holdings.

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Financial highlights

The following financial highlights table is intended to help you understand the fund’s financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. In the table, “total investment return” represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

The information in the financial highlights has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the fund’s annual report to shareholders. The annual report may be obtained without charge by calling toll free 1-800-647 1568.

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UBS Cash Reserves Fund

Financial highlights  (concluded)

	For the years ended April 30,

	2009	2008	2007	2006	2005

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.015	0.042	0.048	0.034	0.014

Dividends from net investment income	(0.015)	(0.042)	(0.048)	(0.034)	(0.014)
Distributions from net realized
gains from investment activities	(0.000)[1]	—	—	—	(0.000)[1]

Total dividends and distributions	(0.015)	(0.042)	(0.048)	(0.034)	(0.014)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total investment return[2]	1.49%	4.29%	4.91%	3.49%	1.44%

Ratios/supplemental data:
Net assets, end of year (000’s)	$372,754	$449,136	$458,710	$469,376	$324,223
Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor/administrator and affiliate	0.53%	0.48%[3]	0.49%	0.47%	0.47%
Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor/administrator and affiliate	0.58%	0.54%	0.55%	0.60%	0.65%
Net investment income to average net assets	1.52%	4.23%	4.81%	3.50%	1.47%

1	Amount of distribution paid represents less than $0.0005 per share.
2	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on fund distributions.
3	In addition to the waiver of advisory and administation fees and/or reimbursements of expenses by UBS Global Asset Management (Americas) Inc., the Fund was reimbursed by UBS Financial Services Inc. in the amount of $45,447 for overcharges related to prior fiscal periods for postage related expenses.

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If you want more information about the fund, the following documents are available free upon request:
Annual/Semiannual Reports Additional information about the fund’s investments is available in its annual and semiannual reports to shareholders.

Statement of Additional Information (SAI)
The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).	UBS Cash Reserves Fund

You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund’s annual and semiannual reports and its SAI by contacting the fund directly at 1-800-647 1568. You may also request other information about the fund and make shareholder inquiries via this number. Because of limited investor requests for the SAI and the availability of the SAI via a toll free number, the advisor has not made the SAI available on its Web site.	Prospectus August 28, 2009

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551 8090. You can get copies of reports and information about the fund:

• For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102; or

• Free from the EDGAR Database on the SEC’s Internet Web site at: http://www.sec.gov.

UBS Money Series—UBS Cash Reserves Fund
Investment Company Act File No. 811-08767

©2009 UBS Global Asset Management (US) Inc.
All rights reserved.

I–449

UBS Liquid Assets Fund
Prospectus

August 28, 2009

This prospectus offers shares of a money market fund primarily to eligible benefit plans that participate in certain UBS Financial Services Inc. investment programs and that have arrangements with UBS Global Asset Management (Americas) Inc. or an affiliate to serve as investment manager for the client or investment program. In addition, the fund is available to Wilmington Trust Fiduciary Services (formerly UBS Fiduciary Trust Company) Collective Investment Trust Portfolios for Employee Benefit Plans.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

UBS Liquid Assets Fund

Contents

The fund
What every investor should know about the fund

Investment objective, strategies and risks	1
Performance	3
Expenses and fee tables	4
More about risks and investment strategies	6

Your investment
Information for managing your fund account

Managing your fund account	9
—Buying shares
—Selling shares
—Additional information about your account
—Market timing
—Pricing and valuation

Additional information
Additional important information about the fund

Management	13
Dividends and taxes	15
Disclosure of portfolio holdings	17
Financial highlights	18
Where to learn more about the fund	Back cover

The fund is not a complete or balanced investment program.

UBS Global Asset Management

UBS Liquid Assets Fund

Investment objective, strategies and risks

Fund objective
To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal investment strategies
 The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the fund’s investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

•	Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

•	US Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress,

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UBS Liquid Assets Fund

may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•	Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

•	Foreign investing risk—The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

•	Liquidity risk—Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

More information about risks of an investment in the fund is provided below in “More about risks and investment strategies.”

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UBS Liquid Assets Fund

Performance

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return January 1 to June 30, 2009—0.36%
Best quarter during years shown: 1st quarter, 2001—1.42%
Worst quarter during years shown: 1st quarter, 2004—0.23%

Average annual total returns
(for the periods ended December 31, 2008)

One year	2.73%
Five years	3.46%
Life of fund (inception date 2/14/00)	3.38%

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UBS Liquid Assets Fund

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares)

Maximum front-end sales charge (load) imposed on purchases
(as a % of offering price)	None
Maximum deferred sales charge (load)
(as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets)*

Management fees**	0.03%
Distribution and/or service (12b-1) fees	None
Other expenses***	0.05%

Total annual fund operating expenses**	0.08%

*	Please note that the annual fund operating expenses presented are based on the fund’s average net assets during the fund’s most recent fiscal year ended prior to the date of this prospectus. As the fund’s current net assets become higher or lower than the average during such fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

**	The fund reimburses UBS Global AM for its direct costs and expenses incurred in managing the fund’s portfolio, which are included in “Management fees” above. The fund also reimburses UBS Global AM for its direct costs and expenses in administering the fund. UBS Global AM’s direct costs for management and administration services exclude any costs attributable to overhead or any profit charge. These fees are estimated amounts. UBS Global AM periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to it by the fund. See “Management.” UBS Global AM has decided to waive its entire management fees (0.03%) from the fund so that the effective total fund operating expenses are expected to be 0.05%. UBS Global AM may terminate this voluntary waiver at any time in the future.

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UBS Liquid Assets Fund

***	Includes the fund’s share of the fees and expenses of any other fund in which the fund invested. These fees and expenses were less than 0.01% of the average net assets of the fund. Does not include the fees associated with the US Treasury’s Temporary Guarantee Program for Money Market Funds, which terminates on September 18, 2009. If those fees were included, other expenses would be 0.07% and total annual fund operating expenses would be 0.10% until the termination of the Temporary Guarantee Program.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at their current expense levels. The example does not reflect the effect of the voluntary management fee waiver described in the footnote to the “Expenses and fee tables” above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$8	$26	$45	$103

UBS Global Asset Management	5

UBS Liquid Assets Fund

More about risks and investment strategies

Principal risks
 The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund’s Statement of Additional Information (“SAI”). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument’s value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk. The credit quality of an issuer can change rapidly due to market developments and may affect the fund’s ability to maintain a $1.00 share price.

Foreign investing risk. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

US Government securities risk. Various types of US government securities have different levels of credit support, and therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the US government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae (also known as Government National Mortgage Association or GNMA), present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the issuer’s right to borrow from the US Treasury, subject to certain limitations, such as securities issued by Federal Home Loan Banks, and securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the credit of the issuing agencies are subject to a greater degree of credit risk. Freddie Mac (also known as Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (also known as Federal National Mortgage Association or FNMA) historically were agencies sponsored by the US government that were supported only by the credit of the issuing agencies and not backed by the full faith and credit of the United States. However, on September 7, 2008, due to the value of Freddie Mac’s and Fannie Mae’s securities falling sharply and concerns that the firms did not have sufficient capital to offset losses resulting from the mortgage crisis, the Federal Housing Finance Agency (“FHFA”) placed Freddie Mac and Fannie Mae into conservatorship. The effect that this conservatorship will have on the entities and their guarantees is uncertain. Although the US government or its agencies provided financial support to such entities, no assurance can be given that they will always do so. The US government

6	UBS Global Asset Management

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and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

Interest rate risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund’s investments will fall. Also, the fund’s yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund’s income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund’s income generally will tend to fall more slowly.

Liquidity risk. The fund invests in a diversified portfolio of high quality money market instruments. However, an investment may become less liquid due to market developments or adverse investor perception. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. The inability to sell an instrument could adversely affect the fund’s ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities. This risk may increase during an unusually high volume of redemption requests by even a few large investors or unusual market conditions.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, except to the extent otherwise provided by the Temporary Guarantee Program for Money Market Funds, which expires on September 18, 2009, and is discussed further below.

Additional risk
Structured security risk. The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.

Additional information about investment strategies and Temporary Guarantee Program
Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. The fund’s investment strategies are designed to comply with these requirements.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund’s composition and weighted average maturity based upon UBS Global AM’s assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

UBS Global Asset Management	7

UBS Liquid Assets Fund

As of the date of this prospectus, the fund was participating in the Temporary Guarantee Program for Money Market Funds (the “Program”) created by the US Department of the Treasury (the “Treasury”) to address temporary dislocations in credit markets. The Program, which is in effect until September 18, 2009, is designed to provide certain investors with a guarantee of a $1.00 net asset value price per share based on the number of shares held by the investor in the fund as of the close of business on September 19, 2008. The guarantee under the Program is triggered if the value of the fund’s assets falls below $0.995 per share, which is called “breaking the buck” (a “Guarantee Event”), and the fund commences the process of liquidation. Any increase in the number of shares held by an investor in the fund after the close of business on September 19, 2008, will not be guaranteed. If the number of shares held by an investor in the fund fluctuates over the period of the Program, the Program will cover the lesser of (i) the number of shares held by the investor in the fund as of the close of business on September 19, 2008, or (ii) the number of shares held by the investor as of the date of the Guarantee Event. If an investor closes an account with a fund (or with a financial intermediary through which fund shares are held), any future investment in the fund will not be guaranteed.

In order to participate in the Program through December 18, 2008, the fund paid a one-time non-refundable participation fee, which amounted to 0.01% of the value of the fund’s outstanding shares on September 19, 2008 (valued at $1.00). In order to participate in the Program during each extension period (December 19, 2008 through April 30, 2009, and May 1, 2009 through September 18, 2009, respectively), the fund paid two non-refundable extension participation payments, each amounting to 0.015% of the value of the fund’s outstanding shares on September 19, 2008 (valued at $1.00).

Under the terms of the Program, upon the occurrence of a Guarantee Event, the fund’s board of trustees (“board”) must promptly initiate actions necessary under state and federal law to commence the liquidation of the fund. The Program will guarantee any difference between the amount received by an investor in connection with the liquidation and the value based on $1.00 per eligible share. Guarantee payments under the Program will be made through the fund within approximately 30 days of a Guarantee Event. The Treasury, in its sole discretion, may designate a later payment date after taking into account prevailing market conditions. Guarantee payments under the Program will not exceed the amount available within the Treasury’s Exchange Stabilization Fund.

Neither this prospectus nor the fund itself is in any manner approved, endorsed, sponsored or authorized by the Treasury.

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UBS Liquid Assets Fund

Managing your fund account

Buying shares
The fund offers its shares primarily to eligible benefit plans, including individual retirement accounts, through brokerage accounts established as eligible benefit plan sweep accounts at UBS Financial Services Inc. or certain other financial services firms. The types of eligible benefit plans that are permitted to buy fund shares are described below. The list below is not exhaustive, and the fund reserves the right to offer its shares to other similar types of eligible benefit plans. You can open an eligible benefit plan sweep account by contacting your Financial Advisor.

Fund shares are available primarily to eligible benefit plans that participate in certain investment programs offered by UBS Financial Services Inc. or an affiliate and managed by UBS Global AM or an affiliate. The eligible investment programs include, but are not limited to:

•	UBS Financial Services Inc. ACCESSSM;

•	UBS Financial Services Inc. Managed Accounts Consulting (MAC) Wrap;

•	UBS Financial Services Inc. Portfolio Management Program (PMP);

•	UBS Financial Services Inc. SELECTIONSSM; and

•	Private Wealth SolutionsSM.

The fund may be made available to other programs. (ACCESS and SELECTIONS are servicemarks of UBS Financial Services Inc. Private Wealth Solutions is a servicemark of UBS Global AM.)

The fund is designed primarily for eligible benefit plans that participate in these programs and other similar programs where UBS Global AM or an affiliate serves as investment manager (i.e., UBS Financial Services Inc., UBS Global AM or an affiliate exercises investment discretion with respect to account assets), and UBS Global AM is subject to certain legal limits on the amount of its management fees from the fund. In addition to the programs named above, fund shares are available for purchase by Wilmington Trust Fiduciary Services (formerly UBS Fiduciary Trust Company) Collective Investment Trust Portfolios for Employee Benefit Plans.

Buying shares automatically
The fund is designed to automatically invest free credit cash balances (that is, immediately available funds) held in your account in shares of the fund for the investment programs listed above. If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances. You should contact your Financial Advisor to determine if another money market fund is available for your account. (Neither your Financial Advisor, UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”), nor any affiliate may recommend a specific money market fund for automatic investment of such account balances.) All free cash credit balances of $1.00 or more in your brokerage account are automatically invested in the fund on a daily basis for settlement the next business day.

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UBS Liquid Assets Fund

These amounts include proceeds of securities sold in your account. All remaining free cash credit balances under $1.00 are invested in fund shares monthly. There is no sales charge or commission paid for the automatic purchase of shares.

Your purchase of fund shares will be priced at the next determination of net asset value on any business day after federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund’s custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran’s Day, Thanksgiving Day and Christmas Day.

The fund, UBS Global AM and UBS Global AM (US) have the right to reject a purchase order and to suspend the offering of the fund’s shares for a period of time or permanently.

The fund pays no sales commission, sales load or distribution fees to its principal underwriter, UBS Global AM (US), and its affiliates, or any other person, in connection with the sale of fund shares. Neither UBS Global AM (US) nor any affiliate exercises any discretion with respect to the timing or frequency of the automatic investment of free cash balances.

Please consult your Financial Advisor for more information about this automatic purchase feature.

Benefit plans eligible to buy fund shares
Eligible benefit plans that may buy fund shares include:

•	individual retirement accounts (e.g., traditional, rollover and “SIMPLE” IRAs);

•	simplified employee pension plans;

•	cash or deferred arrangements (i.e., 401(k) plans, including SIMPLE 401(k) plans);

•	profit sharing plans;

•	money purchase plans;

•	defined benefit plans;

•	target benefit plans;

•	church plans;

•	government plans; and

•	self-employed plans (i.e., “Keoghs”).

Other benefit plans may be eligible to buy fund shares. Contact your Financial Advisor for more information regarding these benefit plans.

Although the amount that you may contribute to an eligible benefit plan in any one year is subject to certain limitations, you may invest and reinvest assets already held in an eligible benefit plan in

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the fund without regard to these limitations. In addition to the programs named above, fund shares are available for purchase by Wilmington Trust Fiduciary Services (formerly UBS Fiduciary Trust Company) Collective Investment Trust Portfolios for Employee Benefit Plans.

Selling shares
Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account.

If the proceeds from selling your fund shares remain in the eligible benefit plan sweep account, certain adverse tax consequences that may otherwise be applicable to eligible benefit plan distributions will not occur.

Also, if conditions exist that make cash payments undesirable, the fund reserves the right to honor any request for redemption by making payments in whole or in part in securities, to the extent permitted under applicable law.

Additional information about your account
Investment programs buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your investment program before purchasing shares.

You will receive a confirmation of your purchases and sales of fund shares on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Market timing
Frequent purchases and redemptions of fund shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could impact the fund’s performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM (US) anticipates that shareholders will purchase and sell fund shares frequently because the fund is designed to offer investors a liquid cash option. UBS Global AM (US) also believes that money market funds, such as the fund, are not targets of abusive trading practices because money market funds seek to maintain a $1.00

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per share price and typically do not fluctuate in value based on market prices. For these reasons, the fund’s board of trustees (“board”) has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS Global AM funds that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for another UBS Global AM fund, please see that fund’s prospectus.

Pricing and valuation
The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund’s net asset value per share is expected to be $1.00, although this value is not guaranteed.

The fund typically calculates its net asset value per share once each business day as of 12:00 noon, Eastern time. Your price for buying or selling your shares will be the net asset value that is next calculated after the fund accepts your order.

Your Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

The fund’s board has delegated to a UBS Global AM valuation committee the responsibility for making fair value determinations with respect to the fund’s portfolio securities. The types of securities for which such fair value pricing may be necessary include, but are not limited to: securities of an issuer that has entered into a restructuring; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The need to fair value the fund’s portfolio securities may also result from low trading volume in foreign markets or thinly traded securities or instruments. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold.

The fund’s portfolio holdings may also consist of shares of other investment companies in which the fund invests. The value of each such investment company will be its net asset value at the time the fund’s shares are priced. Each investment company (other than money market funds) calculates its net asset value based on the current market or other value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus.

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Management

Investment advisor
 UBS Global AM is the fund’s investment advisor and administrator. UBS Global AM is a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and at 51 West 52nd Street, New York, NY 10019-6114. UBS Global AM is an investment advisor registered with the US Securities and Exchange Commission (the “SEC”). UBS Global AM is an indirect, wholly owned subsidiary of UBS AG (“UBS”). As of June 30, 2009, UBS Global AM had approximately $142 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $547 billion in assets under management worldwide as of June 30, 2009. UBS is an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry.

Advisory fees
The fund has agreed to pay advisory and administration fees to UBS Global AM that are limited to reimbursements for direct costs, excluding any profit or overhead. For the fiscal year ended April 30, 2009, UBS Global AM voluntarily waived its entire advisory and administrative fee. Had UBS Global AM not done so, the fund would have paid UBS Global AM advisory and administrative fees at an estimated effective annual rate of 0.03% of its average daily net assets. UBS Global AM is currently continuing to waive its entire management fee but may terminate this voluntary waiver at any time in the future.

Under the agreement with the fund, UBS Global AM manages the investment operations of the fund and also administers the fund’s business affairs. UBS Global AM is entitled to be reimbursed by the fund for its direct advisory and administrative costs and expenses, excluding any profit or overhead, incurred in providing services to the fund. UBS Global AM’s costs include the following: (i) paying the salaries and expenses of the fund’s officers and other personnel engaged in administering the fund’s business; (ii) monitoring financial and shareholder accounting services provided by the fund’s custodian and transfer agent, respectively; (iii) responding to shareholder inquiries and disseminating information to shareholders; (iv) monitoring compliance with the fund’s registration statement and other operating documents, with federal and state securities laws and rules thereunder and with the Internal Revenue Code; (v) preparing semiannual and annual reports to shareholders; (vi) preparing filings required by the SEC; (vii) assisting in the preparation of federal, state and local tax returns; (viii) assisting with the payment of notice filing fees under state securities laws; (ix) organizing annual and special meetings of the fund’s shareholders; and (x) paying any other costs and expenses UBS Global AM incurs in managing the portfolio of the fund. UBS Global AM periodically will review fund expenses in an effort to confirm

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UBS Liquid Assets Fund

that only direct costs and expenses are paid to UBS Global AM by the fund. The fund will incur other expenses in its operations.

A discussion regarding the basis for the board’s approval of the fund’s Investment Advisory and Administration Contract with UBS Global AM is available in the fund’s semiannual report to shareholders for the fiscal period ended October 31, 2008.

Other information
To the extent authorized by law, the fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or cease operations and liquidate.

14	UBS Global Asset Management

UBS Liquid Assets Fund

Dividends and taxes

Dividends
The fund declares dividends daily and pays them monthly. The fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

You will receive dividends in additional shares of the fund. Shares earn dividends on the day they are purchased but not on the day they are sold.

While the fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s fund account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.

Taxes
Eligible benefit plan participants ordinarily do not pay taxes on dividends their plans receive on fund shares until they withdraw the proceeds from the plan. Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income. Withdrawals will be subject to an additional tax equal to 10% of the amount distributed unless the withdrawals are used to pay certain higher education expenses, certain acquisition costs of first-time home buyers, or in certain situations, are made after the participant:

•	reaches age 59½;

•	becomes permanently disabled; or

•	for certain employer-sponsored plans, reaches at least age 55 and separates from service of the employer who sponsored the plan.

You should consult your tax adviser concerning the timing and tax consequences of withdrawals from your eligible benefit plan.

The failure of an eligible benefit plan to make sufficient distributions to a participant after the participant reaches age 70½ may be subject to an excise tax. Moreover, certain contributions to a benefit plan in excess of the amounts permitted by law may be subject to an excise tax.

If you hold fund shares other than through a tax-exempt account or plan such as an IRA or 401(k) plan, the dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. For these shareholders, the fund expects that its dividends will be taxed as ordinary income.

UBS Global Asset Management	15

UBS Liquid Assets Fund

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

The fund may be required to withhold a 28% federal tax on all dividends payable to you

•	if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

•	if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents are expected to be subject to a 30% withholding tax.

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the fund’s SAI.

16	UBS Global Asset Management

UBS Liquid Assets Fund

Disclosure of portfolio holdings

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. The fund’s Forms N-Q and Forms N-CSR are available on the SEC’s Web site at http://www.sec.gov. The fund’s Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551 8090. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the fund upon request by calling 1-800-647 1568. Please consult the fund’s SAI for a description of the policies and procedures that govern disclosure of the fund’s portfolio holdings.

UBS Global Asset Management	17

UBS Liquid Assets Fund

Financial highlights

The following financial highlights table is intended to help you understand the fund’s financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. In the table, “total investment return” represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

The information in the financial highlights has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the fund’s annual report to shareholders. The annual report may be obtained without charge by calling toll free 1-800-647 1568.

	For the years ended April 30,

	2009	2008	2007	2006	2005

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.019	0.045	0.052	0.038	0.017

Dividends from net investment income	(0.019)	(0.045)	(0.052)	(0.038)	(0.017)
Distributions from net realized gains from investment activities	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]

Total dividends and distributions	(0.019)	(0.045)	(0.052)	(0.038)	(0.017)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total investment return[2]	1.89%	4.59%	5.28%	3.82%	1.74%

Ratios/Supplemental data:
Net assets, end of year (000’s)	$2,888,925	$2,093,725	$658,031	$428,212	$394,013
Expenses to average net assets, net of fee waivers by advisor and administrator	0.07%	0.09%	0.14%	0.16%	0.17%
Expenses to average net assets, before fee waivers by advisor and administrator	0.10%	0.16%	0.21%	0.23%	0.26%
Net investment income to average net assets	1.79%	4.20%	5.16%	3.77%	1.72%

1	Amount of distribution paid is less than $0.0005 per share.
2	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on fund distributions.

18	UBS Global Asset Management

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If you want more information about the fund, the following documents are available free upon request:
Annual/Semiannual Reports Additional information about the fund’s investments is available in its annual and semiannual reports to shareholders.

Statement of Additional Information (SAI)
The fund’s SAI provides more detailed information about the fund and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).	UBS Liquid Assets Fund

You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund’s annual and semiannual reports and its SAI by contacting the fund directly at 1-800-647 1568. You may also request other information about the fund and make shareholder inquiries via this number. Because of limited investor requests for the SAI and the availability of the SAI via a toll free number, the advisor has not made the SAI available on its Web site.	Prospectus August 28, 2009

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551 8090. You can get copies of reports and other information about the fund:

• For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102; or

• Free from the EDGAR Database on the SEC’s Internet Web site at: http://www.sec.gov.

UBS Money Series—UBS Liquid Assets Fund
Investment Company Act File No. 811-08767

© 2009 UBS Global Asset Management (US) Inc.
All rights reserved.

I–450

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Prospectus

August 28, 2009

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds’ shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

Contents

The funds
What every investor should know about the funds

UBS Select Prime Institutional Fund
Investment objective, strategies and risks	1
Performance	3
Expenses and fee tables	5

UBS Select Treasury Institutional Fund
Investment objective, strategies and risks	7
Performance	9
Expenses and fee tables	11

UBS Select Tax-Free Institutional Fund
Investment objective, strategies and risks	13
Performance	15
Expenses and fee tables	17

More about risks and investment strategies	19

Your investment
Information for managing your fund account
Managing your fund account	23
—Buying shares
—Selling shares
—Exchanging shares
—Transfer of account limitations
—Additional information about your account
—Market timing
—Pricing and valuation

Additional information
Additional important information about the funds
Management	34
Dividends and taxes	36
Disclosure of portfolio holdings	38
Financial highlights	39
Appendix A: Additional information regarding
purchases and redemptions	A-1
Where to learn more about the funds	Back cover

The funds are not a complete or balanced investment program.

UBS Global Asset Management

UBS Select Prime Institutional Fund

Investment objective, strategies and risks

Fund objective
Maximum current income consistent with liquidity and the preservation of capital.

Principal investment strategies
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

•	short-term obligations of the US government and its agencies and instrumentalities;

•	repurchase agreements;

•	obligations of US and non-US banks; and

•	commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

•	Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

•	Foreign investing risk—The value of the fund’s investments in foreign securities may fall due

UBS Global Asset Management	1

UBS Select Prime Institutional Fund

to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

•	US Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•	Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

•	Liquidity risk—Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

2	UBS Global Asset Management

UBS Select Prime Institutional Fund

Performance

Risk/return bar chart and table
 The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return*

Total return of the fund January 1 to June 30, 2009: 0.37%
Best quarter during years shown: 3rd quarter, 2000: 1.66%
Worst quarter during years shown: 1st quarter, 2004: 0.23%

*	Performance for the periods through August 27, 2007 reflects that of the Institutional share class of the fund prior to its conversion into a feeder fund of Prime Master Fund.

UBS Global Asset Management	3

UBS Select Prime Institutional Fund

Average annual total returns*
as of December 31, 2008

One year	2.83%
Five years	3.47%
Ten years	3.60%

*	Performance for the periods through August 27, 2007 reflects that of the Institutional share class of the fund prior to its conversion into a feeder fund of Prime Master Fund.

4	UBS Global Asset Management

UBS Select Prime Institutional Fund

Expenses and fee tables

Fees and expenses   These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses   (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**	0.18%
Distribution and/or service (12b-1) fees	None
Other expenses***	None

Total annual fund operating expenses****	0.18%

*	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”)
**	Management fees include fees allocated from Prime Master Fund and are comprised of investment advisory and administration fees.
***	Other expenses exclude miscellaneous expenses, such as trustee expenses, for which UBS Global AM reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund. Other expenses do not include the fees associated with the US Treasury’s Temporary Guarantee Program for Money Market Funds, which terminates on September 18, 2009. If those fees were included, other expenses would be 0.02% and total annual fund operating expenses would be 0.20% until the termination of the Temporary Guarantee Program.
****	UBS Global AM may voluntarily waive fees from time to time. For example, UBS Global AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS Global AM would continue to voluntarily waive those fees. Waivers may affect the fund’s performance.

UBS Global Asset Management	5

UBS Select Prime Institutional Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$18	$58	$101	$230

6	UBS Global Asset Management

UBS Select Treasury Institutional Fund

Investment objective, strategies and risks

Fund objective
Maximum current income consistent with liquidity and the preservation of capital.

Principal investment strategies
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund’s direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally

UBS Global Asset Management	7

UBS Select Treasury Institutional Fund

have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

•	Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

•	US Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•	Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

•	Liquidity risk—Although the fund invests in securities issued by the US Treasury and in related repurchase agreements, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

8	UBS Global Asset Management

UBS Select Treasury Institutional Fund

Performance

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return* (2005 is the fund’s first full calendar year of operations)

Total return of the fund January 1 to June 30, 2009: 0.08%
Best quarter during years shown: 4th quarter, 2006: 1.29%
Worst quarter during years shown: 4th quarter, 2008: 0.08%

*	Performance for the periods through August 27, 2007 reflects that of the Institutional share class of the fund prior to its conversion into a feeder fund of Treasury Master Fund.

UBS Global Asset Management	9

UBS Select Treasury Institutional Fund

Average annual total returns*
as of December 31, 2008

One year	1.58%
Life of fund (inception date 3/23/04)	3.15%

*	Performance for the periods through August 27, 2007 reflects that of the Institutional share class of the fund prior to its conversion into a feeder fund of Treasury Master Fund.

10	UBS Global Asset Management

UBS Select Treasury Institutional Fund

Expenses and fee tables

Fees and expenses   These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses   (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**	0.18%
Distribution and/or service (12b-1) fees	None
Other expenses***	None

Total annual fund operating expenses****	0.18%

*	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”)
**	Management fees include fees allocated from Treasury Master Fund and are comprised of investment advisory and administration fees.
***	Other expenses exclude miscellaneous expenses, such as trustee expenses, for which UBS Global AM reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund. Other expenses do not include the fees associated with the US Treasury’s Temporary Guarantee Program for Money Market Funds, which terminates on September 18, 2009. If those fees were included, other expenses would be 0.02% and total annual fund operating expenses would be 0.20% until the termination of the Temporary Guarantee Program.
****	UBS Global AM may voluntarily waive fees from time to time. For example, UBS Global AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS Global AM would continue to voluntarily waive those fees. Waivers may affect the fund’s performance.

UBS Global Asset Management	11

UBS Select Treasury Institutional Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$18	$58	$101	$230

12	UBS Global Asset Management

UBS Select Tax-Free Institutional Fund

Investment objective, strategies and risks

Fund objective
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.

Principal investment strategies
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the 80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

•	Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

•	Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

UBS Global Asset Management	13

UBS Select Tax-Free Institutional Fund

•	Liquidity risk—Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

14	UBS Global Asset Management

UBS Select Tax-Free Institutional Fund

Performance

Risk/return bar chart and table
 The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows the fund’s performance over its first calendar year of operations.

The table that follows the bar chart shows the average annual return over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return (2008 is the fund’s first full calendar year of operations)

Total return of the fund January 1 to June 30, 2009: 0.14%
Best quarter during year shown: 1st quarter, 2008: 0.60%
Worst quarter during year shown: 4th quarter, 2008: 0.35%

UBS Global Asset Management	15

UBS Select Tax-Free Institutional Fund

Average annual total returns
as of December 31, 2008

One year	1.94%
Life of fund (inception date 8/28/07)	2.35%

16	UBS Global Asset Management

UBS Select Tax-Free Institutional Fund

Expenses and fee tables

Fees and expenses   These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses   (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**	0.18%
Distribution and/or service (12b-1) fees	None
Other expenses***	None

Total annual fund operating expenses****	0.18%

*	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its allocated share of expenses of Tax-Free Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”)
**	Management fees include fees allocated from Tax-Free Master Fund and are comprised of investment advisory and administration fees.
***	Other expenses exclude miscellaneous expenses, such as trustee expenses, for which UBS Global AM reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund. Other expenses do not include the fees associated with the US Treasury’s Temporary Guarantee Program for Money Market Funds, which terminates on September 18, 2009. If those fees were included, other expenses would be 0.03% and total annual fund operating expenses would be 0.21% until the termination of the Temporary Guarantee Program.
****	UBS Global AM may voluntarily waive fees from time to time. For example, UBS Global AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS Global AM would continue to voluntarily waive those fees. As a result of voluntary waivers/reimbursements, the actual ratio of expenses to average net assets, net of fee waivers and/or expense reimbursements for the fund’s most recent fiscal year ended April 30, 2009 was 0.15%. The “Financial Highlights” section below contains further information. Waivers may affect the fund’s performance.

UBS Global Asset Management	17

UBS Select Tax-Free Institutional Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$18	$58	$101	$230

18	UBS Global Asset Management

More about risks and investment strategies

Principal risks
The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to each fund under the “Investment objective, strategies and risks” heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds’ Statement of Additional Information (“SAI”). Information on how you can obtain the SAI can be found on the back cover of this prospectus.

Credit risk.   Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument’s value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk. The credit quality of an issuer can change rapidly due to market developments and may affect the fund’s ability to maintain a $1.00 share price.

Foreign investing risk.   UBS Select Prime Institutional Fund may invest in foreign money market instruments that are denominated in US dollars. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

US government securities risk.   Various types of US government securities have different levels of credit support, and therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the US government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae (also known as Government National Mortgage Association or GNMA), present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the issuer’s right to borrow from the US Treasury, subject to certain limitations, such as securities issued by Federal Home Loan Banks, and securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the credit of the issuing agencies are subject to a greater degree of credit risk. Freddie Mac (also known as Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (also known as Federal National Mortgage Association or FNMA) historically were agencies sponsored by the US government that were supported only by the credit of the issuing agencies and not backed by the full faith and credit of the United States. However, on September 7, 2008, due to the value of Freddie Mac’s and Fannie Mae’s securities falling sharply and concerns that the firms did not have sufficient capital to offset losses resulting from the mortgage crisis, the Federal Housing

UBS Global Asset Management	19

Finance Agency (“FHFA”) placed Freddie Mac and Fannie Mae into conservatorship. The effect that this conservatorship will have on the entities and their guarantees is uncertain. Although the US government or its agencies provided financial support to such entities, no assurance can be given that they will always do so. The US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

Interest rate risk.   The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund’s investments will fall. Also, a fund’s yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund’s income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund’s income generally will tend to fall more slowly.

Liquidity risk.   The funds’ investments may become less liquid due to market developments or adverse investor perception. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the funds may have to accept a lower price or may not be able to sell an instrument at all. The inability to sell an instrument could adversely affect a fund’s ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities. This risk may increase during an unusually high volume of redemption requests by even a few large investors or unusual market conditions.

Additional risks
Political risk.   With respect to UBS Select Tax-Free Institutional Fund, political or regulatory developments could adversely affect the tax-exempt status of interest paid on municipal securities or the tax-exempt status of a municipal money market fund’s dividends. These developments could also cause the value of a fund’s municipal money market instruments to fall.

Structured security risk.   UBS Select Prime Institutional Fund and UBS Select Tax-Free Institutional Fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, either fund could suffer a loss.

Additional information about investment strategies and Temporary Guarantee Program
Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share. The funds’ investment strategies are designed to comply with these requirements. The funds may invest in high quality, short-term, US dollar-denominated money market instruments paying a fixed, variable or floating interest rate.

20	UBS Global Asset Management

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying each fund’s composition and weighted average maturity based upon UBS Global AM’s assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

Each fund may invest to a limited extent in shares of similar money market funds.

The funds may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that a fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, UBS Global AM may manage a fund more conservatively than if it were not rated.

As noted above, under normal circumstances, UBS Select Treasury Institutional Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and repurchase agreements relating to those instruments. UBS Select Treasury Institutional Fund’s 80% policy is a “non-fundamental” policy. This means that this investment policy may be changed by the fund’s board without shareholder approval. However, UBS Select Treasury Institutional Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change to the 80% investment policy.

As noted above, under normal circumstances, UBS Select Tax-Free Institutional Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments the income from which is exempt from federal income tax. UBS Select Tax-Free Institutional Fund’s 80% policy is a “fundamental policy.” This means that the fund may not deviate from its 80% policy without the approval of its shareholders.

As of the date of this prospectus, each fund was participating in the Temporary Guarantee Program for Money Market Funds (the “Program”) created by the US Department of the Treasury (the “Treasury”) to address temporary dislocations in credit markets. The Program, which is in effect until September 18, 2009, is designed to provide certain investors with a guarantee of a $1.00 net asset value price per share based on the number of shares held by investor in the fund as of the close of business on September 19, 2008. The guarantee under the Program is triggered if the value of the fund’s assets falls below $0.995 per share, which is called “breaking the buck” (a “Guarantee Event”), and the fund commences the process of liquidation. Any increase in the number of shares held by an investor in the fund after the close of business on September 19, 2008, will not be guaranteed. If the number of shares held by an investor in the fund fluctuates over the period of the Program, the Program will cover the lesser of (i) the number of shares held by the investor in the fund as of the close of business on September 19, 2008, or (ii) the number of shares held by the investor as of the date of the Guarantee Event. If an investor closes an account with a fund (or with a financial intermediary through

UBS Global Asset Management	21

which fund shares are held), any future investment in the fund will not be guaranteed.

In order to participate in the Program through December 18, 2008, each fund paid a one-time non-refundable participation fee, which amounted to 0.01% of the value of the fund’s outstanding shares on September 19, 2008 (valued at $1.00). In order to participate in the Program during each extension period (December 19, 2008 through April 30, 2009, and May 1, 2009 through September 18, 2009, respectively), each fund paid two non-refundable extension participation payments, each amounting to 0.015% of the value of the fund’s outstanding shares on September 19, 2008 (valued at $1.00).

Under the terms of the Program, upon the occurrence of a Guarantee Event, the fund’s board of directors (“board”) must promptly initiate actions necessary under state and federal law to commence the liquidation of the fund. The Program will guarantee any difference between the amount received by an investor in connection with the liquidation and the value based on $1.00 per eligible share. Guarantee payments under the Program will be made through the fund within approximately 30 days of a Guarantee Event. The Treasury, in its sole discretion, may designate a later payment date after taking into account prevailing market conditions. Guarantee payments under the Program will not exceed the amount available within the Treasury’s Exchange Stabilization Fund.

Neither this prospectus nor a fund itself is in any manner approved, endorsed, sponsored or authorized by the Treasury.

Defensive positions for UBS Select Tax-Free Institutional Fund.   During adverse market conditions or when UBS Global AM believes there is an insufficient supply of the municipal securities in which Tax-Free Master Fund primarily invests, the fund may temporarily invest in other types of municipal securities or may invest in money market instruments that pay taxable interest. These investments may not be consistent with achieving the fund’s investment objective during the periods that they are held.

22	UBS Global Asset Management

Managing your fund account

The following pages tell you how to buy, sell and exchange shares of each fund.

If you are buying fund shares directly or through financial intermediaries, you should refer to the following section regarding buying, selling or exchanging fund shares in most cases. If you are buying shares through UBS Financial Services Inc.’s automated purchasing account system, you should direct your request to your financial advisor and refer to the sections below beginning “UBS Financial Services Inc.: automated purchasing accounts” on page 28 of this prospectus.

Buying shares
The funds accept the settlement of purchase orders only in available federal funds deposited by a commercial bank in an account at a Federal Reserve Bank, which can be transferred to a similar account of another bank in one day and may be made immediately available to a fund through its custodian.

You may buy fund shares through financial intermediaries who are authorized to accept purchase orders on behalf of the funds. If you buy fund shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

If you do not use a financial intermediary, you may buy fund shares directly by calling the funds’ transfer agent, PNC Global Investment Servicing (“PNC”), at 1-888-547 FUND and speaking to a representative. If you buy fund shares directly, you will need to complete an account application in connection with your initial purchase. You can get a copy of the application from UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) or a financial intermediary or by calling the transfer agent toll-free 1-888-547 FUND.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. A fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund’s bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”), and the principal bond markets (as recommended by Securities Industry and Financial Markets Association (“SIFMA”)) are open. (Holidays are listed on Appendix A to this prospectus.)

Orders to buy shares received by the fund’s transfer agent before 9:00 a.m. (Eastern time) will normally

UBS Global Asset Management	23

be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders for UBS Select Tax-Free Institutional Fund received after noon (Eastern time) but before 2:00 p.m. (Eastern time) will normally be executed as of 2:00 p.m. (Eastern time). UBS Select Tax-Free Institutional Fund does not accept purchase orders received after 2:00 p.m. (Eastern time). For UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time). Financial intermediaries may impose additional guidelines for when orders must be placed.

Each fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Appendix A to this prospectus lists the SIFMA US holiday recommendations schedule for the remainder of 2009 and for 2010. These days most often occur on the afternoon of a business day prior to a national holiday.

The funds, UBS Global AM and UBS Global AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently. UBS Global AM (US) may return without notice money wired to a fund if the investor fails to place a corresponding share purchase order.

Wire instructions.   You may instruct your bank to transfer federal funds by wire to:

PNC Bank
Philadelphia, PA
ABA #0310-0005-3

BNF: Mutual Fund Services A/C 8614973575
RE: Purchase shares of (insert name of fund)
FFC: (Name of Account and Account Number)

You should not wire money directly to the funds’ transfer agent if your shares are held in “street name,” as described above in “Buying shares.” A financial intermediary or your bank may impose a service charge for wire transfers.

Minimum investment.   The minimum investment level for initial purchases generally is $1,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. The minimum investment requirement will be waived (1) for investors purchasing shares of UBS Select Treasury Institutional Fund who had owned shares of UBS LIR Government Securities Fund or UBS LIR Treasury Securities Fund at any time during the twelve months prior to April 1, 2004, and (2) for investors purchasing shares of UBS Select Prime

24	UBS Global Asset Management

Institutional Fund who had owned shares of UBS LIR Money Market Fund at any time during the twelve months prior to January 12, 2004.

UBS Global AM (US) may waive this minimum under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below $1,000,000, UBS Global AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least $1,000,000 after that purchase.

Electronic trade entry.   The funds may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. This option is not available if your shares are held in “street name,” as described above in “Buying shares.” For more information about this option and its availability, contact your investment professional at your financial intermediary, or contact the transfer agent at 1-888-547 FUND.

Selling shares
You may sell your shares through financial intermediaries that are authorized to accept redemption requests. If you sell your shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You may also sell your shares by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

You sell shares at the net asset value next determined after receipt of your redemption order in good form by the transfer agent. A redemption order will not be in good form unless it is received by the fund’s transfer agent prior to the deadlines set forth in the paragraph below. Orders that are not received in good form will not be executed at the net asset value next determined after receipt of the order.

Orders to sell shares received by the funds’ transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). UBS Select Tax-Free Institutional Fund does not accept redemption orders received after noon (Eastern time) (and therefore, redemption orders for UBS Select Tax-Free Institutional Fund received after that time will not be in good form). For UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under “Buying shares,” each fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on

UBS Global Asset Management	25

which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds. Proceeds from the sale will be wired to one or more accounts you have designated. If a redemption order is received by 5:00 p.m. (Eastern time) (noon (Eastern time) in the case of UBS Select Tax-Free Institutional Fund), the proceeds ordinarily will be transmitted in federal funds on the same day. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the accounts noted above.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account or your account at your financial intermediary may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Global AM (US), a financial intermediary nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

The transfer agent will process orders to sell shares only if you have on file with it a properly completed account application with a signature guarantee (if you have previously completed one in connection with a direct purchase of fund shares) or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application or account records.

A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The transfer agent will not accept signature guarantees that are not part of these programs.

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.

Exchanging shares
You may exchange shares of a fund for shares of the other funds.

The minimum noted above in “Buying shares” does not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each fund are normally accepted up until noon (Eastern time) for UBS Select Tax-Free Institutional Fund and 5:00 p.m. (Eastern time) for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund. Exchange orders received after those times will not be effected, and you or your financial intermediary

26	UBS Global Asset Management

will have to place an exchange order before those times on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order through a financial intermediary. The financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You can also place an exchange order by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. The transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

Transfer of account limitations
If you hold your shares with UBS Financial Services, Inc. or another securities firm, please note that if you change securities firms, you may not be able to transfer your fund shares to an account at the new securities firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the fund’s principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund’s transfer agent, PNC. Please contact your broker or Financial Advisor for information on how to transfer your shares to the fund’s transfer agent. If you transfer your shares to the fund’s transfer agent, the fund’s principal underwriter may be named as the dealer of record and you will receive ongoing account statements from PNC. Should you have any questions regarding the portability of your fund shares, please contact your broker or Financial Advisor.

Additional information about your account
You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the

UBS Global Asset Management	27

fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

UBS Global AM (US) (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM (US) and the entity.

If you currently have an account at UBS Financial Services Inc. and prefer the features of an Automated Purchasing Account (as described below), ask your Financial Advisor to help you to open an Automated Purchasing Account. You will need to redeem your shares in your Direct Purchasing Account (as described below) and to transfer the proceeds to a new Automated Purchasing Account. More information regarding Automated Purchasing Accounts is provided below.

UBS Financial Services Inc.: automated purchasing accounts
Initial purchases made through UBS Financial Services Inc. can be made in one of two ways. The purchases can be made by your Financial Advisor directly with a fund (a “Direct Purchasing Account”) or can be entered through that firm’s order entry system (an “Automated Purchasing Account”). Your account will be established as an Automated Purchasing Account unless you instruct your Financial Advisor otherwise or made your initial purchase prior to May 19, 2003. Automated Purchasing Accounts will have certain benefits but do not have certain features available to Direct Purchasing Accounts.

If you have an Automated Purchasing Account, you should direct all your requests to buy, sell or exchange shares directly to your Financial Advisor. The following sections provide information regarding Automated Purchasing Accounts; procedures related to Direct Purchasing Accounts are described above under “Managing your fund account.”

Buying shares
When you instruct your Financial Advisor to buy shares on your behalf, your account at UBS Financial Services Inc. will automatically be debited, and UBS Financial Services Inc. will wire funds on your behalf. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

Shares are available to Automated Purchasing Accounts as an economical and convenient means to invest short-term funds.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. The fund must receive payment on the same day. Your purchase order will be effective only if (1) UBS Financial Services Inc. wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund’s bank account by a Federal Reserve Bank on that

28	UBS Global Asset Management

day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the NYSE, and the principal bond markets (as recommended by SIFMA) are open. (Holidays are listed on Appendix A to this prospectus.)

Orders to buy shares received by the funds’ transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders for UBS Tax-Free Institutional Fund received after noon but before 2:00 p.m. (Eastern time) will normally be executed as of 2:00 p.m. (Eastern time); however, such orders cannot be entered through UBS Financial Services Inc.’s order entry system, but must be made by a Financial Advisor directly with the fund by calling the fund’s transfer agent at 1-888-547 FUND and speaking with a representative. For UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

Each fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Appendix A to this prospectus lists the SIFMA US holiday recommendations schedule for the remainder of 2009 and for 2010. These days generally occur on the afternoon of a business day prior to a national holiday.

The funds, UBS Global AM and UBS Global AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently.

Minimum investment.    The minimum investment level for initial purchases generally is $1,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. The minimum investment requirement will be waived (1) for investors purchasing shares of UBS Select Treasury Institutional Fund who had owned shares of UBS LIR Government Securities Fund or UBS LIR Treasury Securities Fund at any time during the twelve months prior to April 1, 2004, and (2) for investors purchasing shares of UBS Select Prime Institutional Fund who had owned shares of UBS LIR Money Market Fund at any time during the twelve months prior to January 12, 2004. UBS Global AM (US) may waive this minimum under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below $1,000,000, UBS Global AM (US) reserves the right to reject your purchase order to add to the

UBS Global Asset Management	29

account unless the account balance will be at least $1,000,000 after that purchase.

Selling shares
You must place your sell order directly with your Financial Advisor. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

You sell shares at the net asset value next determined after receipt of your redemption order in good form by the transfer agent. A redemption order will not be in good form unless it is received by the fund’s transfer agent prior to the deadlines set forth in the paragraph below. Orders that are not received in good form will not be executed at the net asset value next determined after receipt of the order.

Orders to sell shares received by the funds’ transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). UBS Select Tax-Free Institutional Fund does not accept redemption orders received after noon (Eastern time) (and therefore, redemption orders for UBS Select Tax-Free Institutional Fund received after that time will not be in good form). For UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under “Buying shares,” a fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds wired directly to UBS Financial Services Inc. for credit to your account. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your account at UBS Financial Services Inc. may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Global AM (US), UBS Financial Services Inc. nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

If you have additional questions on selling shares, you should contact your Financial Advisor or call the transfer agent at 1-888-547 FUND.

Exchanging shares
You must place your exchange order directly with your Financial Advisor, who is responsible for sending the order to the transfer agent.

You may exchange shares of a fund for shares of the other funds.

30	UBS Global Asset Management

The minimum noted above in “Buying shares” does not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each fund are normally accepted up until noon (Eastern time) for UBS Select Tax-Free Institutional Fund and 5:00 p.m. (Eastern time) for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund. Exchange orders received after those times will not be effected, and you will need to instruct your Financial Advisor to place an exchange order before those times on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. Otherwise the transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

Transfer of account limitations
If you hold your shares with UBS Financial Services, Inc. or another securities firm, please note that if you change securities firms, you may not be able to transfer your fund shares to an account at the new securities firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the fund’s principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund’s transfer agent, PNC. Please contact your broker or Financial Advisor for information on how to transfer your shares to the fund’s transfer agent. If you transfer your shares to the fund’s transfer agent, the fund’s principal underwriter may be named as the dealer of record and you will receive ongoing account statements from PNC. Should you have any questions regarding the portability of your fund shares, please contact your broker or Financial Advisor.

Additional information about your account
You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is

UBS Global Asset Management	31

unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

UBS Global AM (US) (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM (US) and the entity.

If you currently have an Automated Purchasing Account and prefer the features of a Direct Purchasing Account as described above, ask your Financial Advisor to help you to open a Direct Purchasing Account. You need to complete an account application when establishing a Direct Purchasing Account.

Market timing
Frequent purchases and redemptions of fund shares could increase each fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of each fund’s portfolio, which could impact each fund’s performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM (US) anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. UBS Global AM (US) also believes that money market funds, such as the funds offered in this Prospectus, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the Board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS Global AM funds that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for another UBS Global AM fund, please see that fund’s Prospectus.

Pricing and valuation
The price of fund shares is based on net asset value. The net asset value per share is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each master fund values its securities at their amortized cost, and each feeder fund buys the corresponding master fund’s interests at the master fund’s net asset value. The amortized cost method uses a constant amortization to maturity of the difference between the cost of the instrument to a fund and the amount due at maturity. Each fund’s net asset value per share is expected to be $1.00, although this value is not guaranteed.

32	UBS Global Asset Management

The net asset value per share for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund is normally determined four times each business day as of the following:

•	9:00 a.m. (Eastern time);

•	noon (Eastern time);

•	2:30 p.m. (Eastern time);

•	5:00 p.m. (Eastern time).

The net asset value per share for UBS Select Tax-Free Institutional Fund is normally determined three times each business day as of the following:

•	9:00 a.m. (Eastern time);

•	noon (Eastern time);

•	2:00 p.m. (Eastern time).*

Your price for buying or selling shares will be based upon the net asset value that is next calculated after the fund receives your order.

On any day that a fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under “Buying shares,” the time for determination of the fund’s net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even though it normally prices its shares more frequently.

*	However, redemption orders for UBS Select Tax-Free Institutional Fund received after noon (Eastern time) will not be in good form, as described above under “Selling shares.”

UBS Global Asset Management	33

Management

Investment advisor
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (the “Master Funds”), which are the master funds in which the funds invest their assets. UBS Global AM also acts as the administrator to the funds. As investment advisor, UBS Global AM makes the master funds’ investment decisions. It buys and sells securities for the master funds and conducts the research that leads to the purchase and sale decisions.

UBS Global AM is a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and at 51 West 52nd Street, New York, New York, 10019-6114. UBS Global AM is an investment advisor registered with the US Securities and Exchange Commission (the “SEC”). UBS Global AM is an indirect wholly owned subsidiary of UBS AG (“UBS”). As of June 30, 2009, UBS Global AM had approximately $142 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $547 billion in assets under management worldwide as of June 30, 2009. UBS is an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry.

Advisory and administration fees
UBS Global AM’s contract fee for the advisory and administration services it provides to each master fund is based on the following fee schedule:

$0 – $30 billion	0.1000%
Above $30 billion up to $40 billion	0.0975%
Above $40 billion up to $50 billion	0.0950%
Above $50 billion up to $60 billion	0.0925%
Above $60 billion	0.0900%

UBS Global AM’s contract fee for the administrative services it provides to each feeder fund is 0.08% of each feeder fund’s average daily net assets.

In exchange for these fees, UBS Global AM has agreed to bear all of the funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each fund’s average daily net assets.

UBS Global AM received a fee of 0.18% of the average daily net assets of each of UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund and an effective fee of 0.15% of the average daily net assets of UBS Select Tax-Free Institutional Fund for its services in the funds’ last full fiscal year (includes fees allocated from related master fund). With respect to UBS Select Tax-Free Institutional Fund, the effective fee reflects voluntary waivers.

A discussion regarding the basis for the board’s approval of the Management Agreement between UBS Global AM and Master Trust with respect to the Master Funds is available in the

34	UBS Global Asset Management

funds’ semiannual report to shareholders for the fiscal period ended October 31, 2008.

Master-feeder structure.   UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund are “feeder funds” that invest all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. The feeder funds and their respective master funds have the same investment objectives.

The master funds may accept investments from other feeder funds. Each feeder fund bears the master fund’s expenses in proportion to their investment in the master fund. Each feeder fund can set its own transaction minimums, feeder fund-specific expenses and other conditions. This arrangement allows each feeder fund’s Trustees to withdraw the feeder fund’s assets from the master fund if they believe doing so is in the shareholders’ best interests. If the Trustees withdraw the feeder fund’s assets, they would then consider whether the feeder fund should hire its own investment advisor, invest in a different master fund or take other action.

Other information
To the extent authorized by law, the fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or its classes of shares or cease operations and liquidate.

UBS Global Asset Management	35

Dividends and taxes

Dividends
Each fund declares dividends daily and pays them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder’s account.

Each fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. Each fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

Shares of each fund earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

You will receive dividends in additional shares unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your Financial Advisor (if you purchased your shares through a financial intermediary) or the transfer agent (if you purchased your shares directly).

While each fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s fund account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

Taxes
The dividends that you receive from UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash, and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax until proceeds are withdrawn from the plan.

Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.

Each fund will tell you annually the character of dividends for tax reporting purposes. You will not

36	UBS Global Asset Management

recognize any gain or loss on the sale or exchange of your fund shares as long as the fund maintains a share price of $1.00.

The dividends that you receive from UBS Select Tax-Free Institutional Fund generally are not subject to federal income tax. If you are subject to alternative minimum tax, a portion of the dividends paid by UBS Select Tax-Free Institutional Fund may be included in computing such taxes. The dividends received from UBS Select Tax-Free Institutional Fund are generally subject to any applicable state taxes.

The general exemption from federal taxes for dividends paid by UBS Select Tax-Free Institutional Fund will not benefit investors in tax-sheltered retirement plans or other entities or individuals not subject to federal taxes. Further, distributions by tax-sheltered retirement plans are generally taxable even if earnings are derived from tax-exempt dividends. As a result, UBS Select Tax-Free Institutional Fund is generally not an appropriate investment for tax-sheltered retirement plans.

Each fund may be required to withhold a 28% federal tax on all dividends payable to you

•	if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

•	if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents may be subject to a 30% withholding tax.

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the funds’ SAI.

UBS Global Asset Management	37

Disclosure of portfolio holdings

Each fund is a “feeder fund” that invests in securities through an underlying master fund. Each fund and the corresponding master fund have the same investment objective.

The complete portfolio holdings of each master fund will be posted on the fund advisor’s website at http://www.ubs.com/1/e/globalam/america/ institutional_clients/money_market_fund.html on a monthly basis. Under normal circumstances, detailed portfolio holdings information for each master fund as of the most recent month-end is expected to be posted approximately 15 days after the end of a month. Additionally, an abbreviated portfolio holdings report for the master fund in which UBS Select Prime Institutional Fund invests will be available on a weekly basis. (The abbreviated weekly portfolio holdings report will contain less information about each holding.) Under normal circumstances, the abbreviated report will be as of the last business day in a week and is expected to be posted by the Thursday or Friday of the following week. Both monthly and weekly information will be posted to the web site at least one day prior to other public dissemination.

Monthly and weekly portfolio holdings information postings will continue to remain available on the website, along with any more current holdings information, at least until the date on which a fund files its portfolio holdings information with the SEC on Forms N-Q or N-CSR for the period that included the date as of which the web site information is current. (For example, a fund files its annual report for its most recent fiscal year ended April 30th with the SEC on Form N-CSR around the beginning of July. Monthly and weekly portfolio holdings information for periods ended April 30th could be removed from the web site once the annual report is filed, but not until then.)

Each fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. Each fund’s Forms N-Q and Forms N-CSR are available on the SEC’s website at http://www.sec.gov. Each fund’s Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551 8090. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the funds upon request by calling 1-800-647 1568. Please consult the funds’ SAI for a description of the policies and procedures that govern disclosure of the funds’ portfolio holdings.

38	UBS Global Asset Management

Financial highlights

The following financial highlights tables are intended to help you understand the financial performance for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund for the past 5 years, and for UBS Select Tax-Free Institutional Fund since it commenced operations on August 28, 2007. For the periods through August 27, 2007, these are the financial highlights of those funds prior to their conversion to feeder funds.

Certain information reflects financial results for a single fund share. In the tables, “total investment return” represents the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and other distributions).

The information in the financial highlights has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report appears in the Annual Report to Shareholders of the funds. You may obtain copies of the funds’ Annual Report without charge by calling 1-888-547 FUND.

UBS Global Asset Management	39

UBS Select Prime Institutional Fund

Financial highlights   (continued)

	For the years ended April 30,

	2009		2008		2007	2006	2005

Net asset value, beginning of year	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	0.019		0.046		0.051	0.037	0.017

Dividends from net investment income	(0.019)		(0.046)		(0.051)	(0.037)	(0.017)
Distributions from net realized gains from investment activities	—		—		—	—	(0.000	)(1)

Total dividends and distributions	(0.019)		(0.046)		(0.051)	(0.037)	(0.017)

Net asset value, end of year	$1.00		$1.00		$1.00	$1.00	$1.00

Total investment return(2)	1.94%		4.66%		5.25%	3.81%	1.72%

Ratios/Supplemental data:
Net assets, end of year (000’s)	$14,448,140		$12,969,050		$9,272,239	$6,698,203	$5,934,079
Expenses to average net assets	0.20	%(3)	0.18	%(3)	0.18%	0.18%	0.18%
Net investment income to average net assets	1.87	%(3)	4.47	%(3)	5.14%	3.76%	1.68%

(1)	Amount of distribution paid represents less than $0.0005 per share.

(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.

40	UBS Global Asset Management

UBS Select Tax-Free Institutional Fund

Financial highlights   (continued)

	For the years ended April 30,

	2009		2008		2007		2006	2005

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.009		0.038		0.050		0.036	0.016

Dividends from net investment income	(0.009)		(0.038)		(0.050)		(0.036)	(0.016)
Distributions from net realized gains from investment activities	(0.000	)(1)	(0.000	)(1)	(0.000	)(1)	—	—

Total dividends and distributions	(0.009)		(0.038)		(0.050)		(0.036)	(0.016)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00

Total investment return(2)	0.86%		3.85%		5.11%		3.65%	1.61%

Ratios/supplemental data:
Net assets, end of period (000’s)	$7,669,190		$5,604,307		$951,408		$580,162	$461,046
Expenses to average net assets, net of fee waivers by advisor/administrator	0.20	%(3)	0.18	%(3)	0.18%		0.18%	0.18%
Expenses to average net assets, before fee waivers by advisor/administrator	0.20	%(3)	0.18	%(3)	0.18%		0.18%	0.18%
Net investment income to average net assets	0.69	%(3)	3.14	%(3)	5.02%		3.59%	1.63%

(1)	Amount of distribution paid represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.

UBS Global Asset Management	41

UBS Select Tax-Free Institutional Fund

Financial highlights   (concluded)
	For the year		For the period
	ended April 30,		August 28, 2007(1)
	2009		to April 30, 2008

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.013		0.019

Dividends from net investment income	(0.013)		(0.019)
Distributions from net realized gain from investment activities	(0.000	)(2)	—

Total dividends and distributions	(0.013)		(0.019)

Net asset value, end of period	$1.00		$1.00

Total investment return(3)	1.30%		1.96%

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,398,608		$2,574,640
Expenses to average net assets, net of fee waivers by advisor	0.15	%(4)	0.08	%(4),(5)
Expenses to average net assets, before fee waivers by advisor	0.21	%(4)	0.18	%(4),(5)
Net investment income to average net assets	1.33	%(4)	2.61	%(4),(5)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

42	UBS Global Asset Management

Appendix A

Additional information regarding purchases and redemptions

The funds are open for business each day that the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”) and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) are open. One or more of these will be closed on the observance of the holidays listed below. In addition, UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Similarly, UBS Select Tax-Free Institutional Fund will advance the final time by which orders to buy shares must be received by the transfer agent to noon (Eastern time) on those days that SIFMA has recommended that the bond markets close early. (The normal deadline for redemptions for the Tax-Free Fund is noon (Eastern time).) Those days remaining through 2010 are listed below.

Early close
Holidays (observed)	(2:00 p.m., eastern time)

Labor Day (September 7, 2009)	—
Columbus Day (October 12, 2009)	—
Veterans Day (November 11, 2009)	—
Thanksgiving (November 26, 2009)	Friday, November 27, 2009
Christmas (December 25, 2009)	Thursday, December 24, 2009
New Year’s Day (January 1, 2010)	Thursday, December 31, 2009
Martin Luther King Day (January 19, 2010)	—
Presidents’ Day (February 16, 2010)	—
Good Friday (April 2, 2010)	Thursday, April 1, 2010
Memorial Day (May 31, 2010)	Friday, May 28, 2010
Independence Day (July 5, 2010)	—
Labor Day (September 6, 2010)	—
Columbus Day (October 11, 2010)	—
Veterans Day (November 11, 2010)	—
Thanksgiving Day (November 25, 2010)	Friday, November 26, 2010
Christmas (December 24, 2010)	Thursday, December 23, 2010
New Year’s Day (December 31, 2010)	Thursday, December 30, 2010

In addition, each fund may suspend redemption privileges or postpone the date of payment (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for such fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the fund.

UBS Global Asset Management	A-1

(This page has been left blank intentionally)

Ticker symbols:		UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund UBS Select Tax-Free Institutional Fund Prospectus August 28, 2009
UBS Select Prime Institutional Fund	SELXX
UBS Select Treasury Institutional Fund	SETXX
UBS Select Tax-Free Institutional Fund	STFXX

If you want more information about the funds, the following documents are available free of charge upon request:

Annual/semiannual reports Additional information about each fund’s investments is available in the funds’ annual and semiannual reports to shareholders.

Statement of Additional Information (SAI)
The funds’ SAI provides more detailed information about the funds and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds’ annual and semiannual reports and their SAI by contacting the funds directly at 1-800-647 1568. You may also request other information about the funds and make shareholder inquiries via this number. Because of limited investor requests for the SAI and the availability of the SAI via a toll free number, the advisor has not made the SAI available on its Web site.

You may review and copy information about each fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551 8090. You can get copies of reports and other information about the funds:

•	For a fee, by electronic request at publicinfo@sec.gov
or by writing the SEC’s Public Reference Section,
Washington, D.C. 20549-0102; or
•	Free, from the EDGAR database on the SEC’s Internet
Web site at http://www.sec.gov.

UBS Money Series
—UBS Select Prime Institutional Fund
—UBS Select Treasury Institutional Fund
—UBS Select Tax-Free Institutional Fund
Investment Company Act File No. 811-08767

©2009 UBS Global Asset Management (US) Inc.
All rights reserved.
S304

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Prospectus

August 28, 2009

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds’ shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

Contents
The funds
What every investor should know about the funds

UBS Select Prime Preferred Fund
Investment objective, strategies and risks	1
Performance	3
Expenses and fee tables	5

UBS Select Treasury Preferred Fund
Investment objective, strategies and risks	7
Performance	9
Expenses and fee tables	11

UBS Select Tax-Free Preferred Fund
Investment objective, strategies and risks	13
Performance	15
Expenses and fee tables	17

More about risks and investment strategies	19

Your investment
Information for managing your fund account
Managing your fund account	23
—Buying shares
—Selling shares
—Exchanging shares
—Transfer of account limitations
—Additional information about your account
—Market timing
—Pricing and valuation

Additional information
Additional important information about the funds
Management	34
Dividends and taxes	36
Disclosure of portfolio holdings	38
Financial highlights	39
Appendix A: Additional information regarding
purchases and redemptions	A-1
Where to learn more about the funds	Back cover

The funds are not a complete or balanced investment program.

UBS Global Asset Management

UBS Select Prime Preferred Fund

Investment objective, strategies and risks

Fund objective
Maximum current income consistent with liquidity and the preservation of capital.

Principal investment strategies
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

•	short-term obligations of the US government and its agencies and instrumentalities;

•	repurchase agreements;

•	obligations of US and non-US banks; and

•	commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

•	Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

•	Foreign investing risk—The value of the fund’s investments in foreign securities may fall due to

UBS Global Asset Management	1

UBS Select Prime Preferred Fund

adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

•	US Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•	Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

•	Liquidity risk—Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

2	UBS Global Asset Management

UBS Select Prime Preferred Fund

Performance

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows the fund’s performance over its first calendar year of operations.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return (2008 is the fund’s first full calendar year of operations)

Total return of the fund January 1 to June 30, 2009: 0.39%
Best quarter during year shown: 1st quarter, 2008: 0.95%
Worst quarter during year shown: 4th quarter, 2008: 0.58%

UBS Global Asset Management	3

UBS Select Prime Preferred Fund

Average annual total returns
as of December 31, 2008

One year	2.88%
Life of fund (inception date 8/28/07)	3.46%

4	UBS Global Asset Management

UBS Select Prime Preferred Fund

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**	0.18%
Distribution and/or service (12b-1) fees	None
Other expenses***	None
Fee waiver†	(0.04%	)

Total annual fund operating expenses	0.14%

*	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”)
**	Management fees include fees allocated from Prime Master Fund and are comprised of investment advisory and administration fees.
***	Other expenses exclude miscellaneous expenses, such as trustee expenses, for which UBS Global AM reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund. Other expenses do not include the fees associated with the US Treasury’s Temporary Guarantee Program for Money Market Funds, which terminates on September 18, 2009. If those fees were included, other expenses would be 0.01% and total annual fund operating expenses would be 0.15% until the termination of the Temporary Guarantee Program.
†	The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its administrative fees so that the total ordinary operating expenses of the fund through August 31, 2010, do not exceed the fees listed above.

UBS Global Asset Management	5

UBS Select Prime Preferred Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above, except for the period when the fund’s expenses are lower due to its fee waiver agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$14	$54	$97	$226

6	UBS Global Asset Management

UBS Select Treasury Preferred Fund

Investment objective, strategies and risks

Fund objective
Maximum current income consistent with liquidity and the preservation of capital.

Principal investment strategies
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund’s direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free.

UBS Global Asset Management	7

UBS Select Treasury Preferred Fund

The principal risks presented by an investment in the fund are:

•	Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

•	US Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•	Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

•	Liquidity risk—Although the fund invests in securities issued by the US Treasury and in related repurchase agreements, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

8	UBS Global Asset Management

UBS Select Treasury Preferred Fund

Performance

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows the fund’s performance over its first calendar year of operations.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return (2008 is the fund’s first full calendar year of operations)

Total return of the fund January 1 to June 30, 2009: 0.10%
Best quarter during year shown: 1st quarter, 2008: 0.62%
Worst quarter during year shown: 4th quarter, 2008: 0.09%

UBS Global Asset Management	9

UBS Select Treasury Preferred Fund

Average annual total returns
as of December 31, 2008

One year	1.62%
Life of fund (inception date 8/28/07)	2.31%

10	UBS Global Asset Management

UBS Select Treasury Preferred Fund

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**	0.18%
Distribution and/or service (12b-1) fees	None
Other expenses***	None
Fee waiver†	(0.04%	)

Total annual fund operating expenses	0.14%

*	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”)
**	Management fees include fees allocated from Treasury Master Fund and are comprised of investment advisory and administration fees.
***	Other expenses exclude miscellaneous expenses, such as trustee expenses, for which UBS Global AM reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund. Other expenses do not include the fees associated with the US Treasury’s Temporary Guarantee Program for Money Market Funds, which terminates on September 18, 2009. If those fees were included, other expenses would be 0.02% and total annual fund operating expenses would be 0.16% until the termination of the Temporary Guarantee Program.
†	The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its administrative fees so that the total ordinary operating expenses of the fund through August 31, 2010, do not exceed the fees listed above.

UBS Global Asset Management	11

UBS Select Treasury Preferred Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above, except for the period when the fund’s expenses are lower due to its fee waiver agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$14	$54	$97	$226

12	UBS Global Asset Management

UBS Select Tax-Free Preferred Fund

Investment objective, strategies and risks

Fund objective
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.

Principal investment strategies
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the 80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the master fund’s investment decisions. UBS Global AM selects money market instruments for the master fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

•	Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

•	Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

UBS Global Asset Management	13

UBS Select Tax-Free Preferred Fund

•	Liquidity risk—Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

14	UBS Global Asset Management

UBS Select Tax-Free Preferred Fund

Performance

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance over its first calendar year of operations.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return (2008 is the fund’s first full calendar year of operations)

Total return of the fund January 1 to June 30, 2009: 0.15%
Best quarter during year shown: 1st quarter, 2008: 0.61%
Worst quarter during year shown: 4th quarter, 2008: 0.35%

UBS Global Asset Management	15

UBS Select Tax-Free Preferred Fund

Average annual total returns
as of December 31, 2008

One year	1.97%
Life of fund (inception date 8/28/07)	2.38%

16	UBS Global Asset Management

UBS Select Tax-Free Preferred Fund

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**	0.18%
Distribution and/or service (12b-1) fees	None
Other expenses***	None
Fee waiver†	(0.04%	)

Total annual fund operating expenses	0.14%

*	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of the expenses of Tax-Free Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”)
**	Management fees include fees allocated from Tax-Free Master Fund and are comprised of investment advisory and administration fees.
***	Other expenses exclude miscellaneous expenses, such as trustee expenses, for which UBS Global AM reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund. Other expenses do not include the fees associated with the US Treasury’s Temporary Guarantee Program for Money Market Funds, which terminates on September 18, 2009. If those fees were included, other expenses would be 0.04% and total annual fund operating expenses would be 0.18% until the termination of the Temporary Guarantee Program.
†	The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its administrative fees so that the total ordinary operating expenses of the fund through August 31, 2010, do not exceed the fees listed above.

UBS Global Asset Management	17

UBS Select Tax-Free Preferred Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above, except for the period when the fund’s expenses are lower due to its fee waiver agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$14	$54	$97	$226

18	UBS Global Asset Management

More about risks and investment strategies

Principal risks
The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to each fund under the “Investment objective, strategies and risks” heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds’ Statement of Additional Information (“SAI”). Information on how you can obtain the SAI can be found on the back cover of this prospectus.

Credit risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument’s value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk. The credit quality of an issuer can change rapidly due to market developments and may affect the fund’s ability to maintain a $1.00 share price.

Foreign investing risk. UBS Select Prime Preferred Fund may invest in foreign money market instruments that are denominated in US dollars. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

US Government securities risk. Various types of US government securities have different levels of credit support, and therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the US government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae (also known as Government National Mortgage Association or GNMA), present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the issuer’s right to borrow from the US Treasury, subject to certain limitations, such as securities issued by Federal Home Loan Banks, and securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the credit of the issuing agencies are subject to a greater degree of credit risk. Freddie Mac (also known as Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (also known as Federal National Mortgage Association or FNMA) historically were agencies sponsored by the US government that were supported only by the credit of the issuing agencies and not backed by the full faith and credit of the United States. However, on September 7, 2008, due to the value of Freddie Mac’s and Fannie Mae’s securities falling sharply and concerns that the firms did not have sufficient

UBS Global Asset Management	19

capital to offset losses resulting from the mortgage crisis, the Federal Housing Finance Agency (“FHFA”) placed Freddie Mac and Fannie Mae into conservatorship. The effect that this conservatorship will have on the entities and their guarantees is uncertain. Although the US government or its agencies provided financial support to such entities, no assurance can be given that they will always do so. The US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

Interest rate risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund’s investments will fall. Also, a fund’s yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund’s income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund’s income generally will tend to fall more slowly.

Liquidity risk. The funds’ investments may become less liquid due to market developments or adverse investor perception. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the funds may have to accept a lower price or may not be able to sell an instrument at all. The inability to sell an instrument could adversely affect a fund’s ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities. This risk may increase during an unusually high volume of redemption requests by even a few large investors or unusual market conditions.

Additional risks
Political risk.   With respect to UBS Select Tax-Free Preferred Fund, political or regulatory developments could adversely affect the tax-exempt status of interest paid on municipal securities or the tax-exempt status of a municipal money market fund’s dividends. These developments could also cause the value of a fund’s municipal money market instruments to fall.

Structured security risk. UBS Select Prime Preferred Fund and UBS Tax-Free Preferred Fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, either fund could suffer a loss.

Additional information about investment strategies and Temporary Guarantee Program
Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share. The funds’ investment strategies are designed to comply

20	UBS Global Asset Management

with these requirements. The funds may invest, in high quality, short-term, US dollar-denominated money market instruments paying a fixed, variable or floating interest rate.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying each fund’s composition and weighted average maturity based upon UBS Global AM’s assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

Each fund may invest to a limited extent in shares of similar money market funds.

The funds may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that a fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, UBS Global AM may manage a fund more conservatively than if it were not rated.

As noted above, under normal circumstances, UBS Select Treasury Preferred Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and repurchase agreements relating to those instruments. UBS Select Treasury Preferred Fund’s 80% policy is a “non-fundamental” policy. This means that this investment policy may be changed by the fund’s board without shareholder approval. However, UBS Select Treasury Preferred Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change to the 80% investment policy.

As noted above, under normal circumstances, UBS Select Tax-Free Preferred Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments the income from which is exempt from federal income tax. UBS Select Tax-Free Preferred Fund’s 80% policy is a “fundamental policy.” This means that the fund may not deviate from its 80% policy without the approval of its shareholders.

As of the date of this prospectus, each fund was participating in the Temporary Guarantee Program for Money Market Funds (the “Program”) created by the US Department of the Treasury (the “Treasury”) to address temporary dislocations in credit markets. The Program, which is in effect until September 18, 2009, is designed to provide certain investors with a guarantee of a $1.00 net asset value price per share based on the number of shares held by investor in the fund as of the close of business on September 19, 2008. The guarantee under the Program is triggered if the value of the fund’s assets falls below $0.995 per share, which is called “breaking the buck” (a “Guarantee Event”), and the fund commences the process of liquidation. Any increase in the number of shares held by an investor in the fund after the close of business on September 19, 2008, will not be guaranteed. If the number of shares held by an investor in the fund fluctuates over the period

UBS Global Asset Management	21

of the Program, the Program will cover the lesser of (i) the number of shares held by the investor in the fund as of the close of business on September 19, 2008, or (ii) the number of shares held by the investor as of the date of the Guarantee Event. If an investor closes an account with a fund (or with a financial intermediary through which fund shares are held), any future investment in the fund will not be guaranteed.

In order to participate in the Program through December 18, 2008, each fund paid a one-time non-refundable participation fee, which amounted to 0.01% of the value of the fund’s outstanding shares on September 19, 2008 (valued at $1.00). In order to participate in the Program during each extension period (December 19, 2008 through April 30, 2009, and May 1, 2009 through September 18, 2009, respectively), each fund paid two non-refundable extension participation payments, each amounting to 0.015% of the value of the fund’s outstanding shares on September 19, 2008 (valued at $1.00).

Under the terms of the Program, upon the occurrence of a Guarantee Event, the fund’s board of directors (“board”) must promptly initiate actions necessary under state and federal law to commence the liquidation of the fund. The Program will guarantee any difference between the amount received by an investor in connection with the liquidation and the value based on $1.00 per eligible share. Guarantee payments under the Program will be made through the fund within approximately 30 days of a Guarantee Event. The Treasury, in its sole discretion, may designate a later payment date after taking into account prevailing market conditions. Guarantee payments under the Program will not exceed the amount available within the Treasury’s Exchange Stabilization Fund.

Neither this prospectus nor a fund itself is in any manner approved, endorsed, sponsored or authorized by the Treasury.

Defensive positions for UBS Select Tax-Free Preferred Fund. During adverse market conditions or when UBS Global AM believes there is an insufficient supply of the municipal securities in which Tax-Free Master Fund primarily invests, the fund may temporarily invest in other types of municipal securities or may invest in money market instruments that pay taxable interest. These investments may not be consistent with achieving the fund’s investment objective during the periods that they are held.

22	UBS Global Asset Management

Managing your fund account

The following pages tell you how to buy, sell and exchange shares of each fund.

If you are buying fund shares directly or through financial intermediaries, you should refer to the following section regarding buying, selling or exchanging fund shares in most cases. If you are buying shares through UBS Financial Services Inc.’s automated purchasing account system, you should direct your request to your financial advisor and refer to the sections below beginning “UBS Financial Services Inc.: automated purchasing accounts” on page 28 of this prospectus.

Buying shares
The funds accept the settlement of purchase orders only in available federal funds deposited by a commercial bank in an account at a Federal Reserve Bank, which can be transferred to a similar account of another bank in one day and may be made immediately available to a fund through its custodian.

You may buy fund shares through financial intermediaries who are authorized to accept purchase orders on behalf of the funds. If you buy fund shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

If you do not use a financial intermediary, you may also buy fund shares directly by calling the funds’ transfer agent, PNC Global Investment Servicing (“PNC”), at 1-888-547 FUND and speaking to a representative. If you buy fund shares directly, you will need to complete an account application in connection with your initial purchase. You can get a copy of the application from UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) or a financial intermediary or by calling the transfer agent toll-free 1-888-547 FUND.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. A fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund’s bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”), and the principal bond markets (as recommended by Securities Industry and Financial Markets Association (“SIFMA”)) are open. (Holidays are listed on Appendix A to this prospectus.)

UBS Global Asset Management	23

Orders to buy shares received by the fund’s transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders for UBS Select Tax-Free Preferred Fund received after noon (Eastern time) but before 2:00 p.m. (Eastern time) will normally be executed as of 2:00 p.m. (Eastern time). UBS Select Tax-Free Preferred Fund does not accept purchase orders received after 2:00 p.m. (Eastern time). For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time). Financial intermediaries may impose additional guidelines for when orders must be placed.

Each fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Appendix A to this prospectus lists the SIFMA US holiday recommendations schedule for the remainder of 2009 and for 2010. These days most often occur on the afternoon of a business day prior to a national holiday.

The funds, UBS Global AM and UBS Global AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently. UBS Global AM (US) may return without notice money wired to a fund if the investor fails to place a corresponding share purchase order.

Wire instructions. You may instruct your bank to transfer federal funds by wire to:

PNC Bank
Philadelphia, PA
ABA #0310-0005-3

BNF: Mutual Fund Services A/C 8614973575
RE: Purchase shares of (insert name of fund)
FFC: (Name of Account and Account Number)

You should not wire money directly to the fund’s transfer agent if your shares are held in “street name,” as described above in “Buying shares.” A financial intermediary or your bank may impose a service charge for wire transfers.

Minimum investment. The minimum investment level for initial purchases of UBS Select Prime Preferred Fund generally is $99,000,000. The minimum investment level for initial purchases of UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund generally is $50,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level.

UBS Global AM (US) may waive these minimums under other circumstances in its discretion. The funds may change their minimum investment

24	UBS Global Asset Management

requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below the respective minimum initial investment amount indicated above, UBS Global AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least such amount after that purchase.

Electronic trade entry. The funds may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. This option is not available if your shares are held in “street name,” as described above in “Buying shares.” For more information about this option and its availability, contact your investment professional at your financial intermediary, or contact the transfer agent at 1-888-547 FUND.

Selling shares
You may sell your shares through financial intermediaries that are authorized to accept redemption requests. If you sell your shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You may also sell your shares by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

You sell shares at the net asset value next determined after receipt of your redemption order in good form by the transfer agent. A redemption order will not be in good form unless it is received by the fund’s transfer agent prior to the deadlines set forth in the paragraph below. Orders that are not received in good form will not be executed at the net asset value next determined after receipt of the order.

Orders to sell shares received by the funds’ transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). UBS Select Tax-Free Preferred Fund does not accept redemption orders received after noon (Eastern time) (and therefore, redemption orders for UBS Select Tax-Free Preferred Fund received after that time will not be in good form). For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under “Buying shares,” each fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

UBS Global Asset Management	25

Your sales proceeds will be paid in federal funds. Proceeds from the sale will be wired to one or more accounts you have designated. If a redemption order is received by 5:00 p.m. (Eastern time) (noon (Eastern time) in the case of UBS Select Tax-Free Preferred Fund), the proceeds ordinarily will be transmitted in federal funds on the same day. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the accounts noted above.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account or your account at your financial intermediary may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Global AM (US), a financial intermediary nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

The transfer agent will process orders to sell shares only if you have on file with it a properly completed account application with a signature guarantee (if you have previously completed one in connection with a direct purchase of fund shares), or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application or account records.

A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The transfer agent will not accept signature guarantees that are not part of these programs.

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.

Exchanging shares
You may exchange shares of a fund for shares of the other funds.

The minimums noted above in “Buying shares” do not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each fund are normally accepted up until noon (Eastern time) for UBS Select Tax-Free Preferred Fund and 5:00 p.m. (Eastern time) for UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund. Exchange orders received after those times will not be effected, and you or your financial intermediary will have to place an exchange order before those times on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be

26	UBS Global Asset Management

invested in the shares of the other fund into which the exchange is made.

You can place an exchange order through a financial intermediary. The financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You can also place an exchange order by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. The transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

Transfer of account limitations
If you hold your shares with UBS Financial Services, Inc. or another securities firm, please note that if you change securities firms, you may not be able to transfer your fund shares to an account at the new securities firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the fund’s principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund’s transfer agent, PNC. Please contact your broker or Financial Advisor for information on how to transfer your shares to the fund’s transfer agent. If you transfer your shares to the fund’s transfer agent, the fund’s principal underwriter may be named as the dealer of record and you will receive ongoing account statements from PNC. Should you have any questions regarding the portability of your fund shares, please contact your broker or Financial Advisor.

Additional information about your account
You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

UBS Global Asset Management	27

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

UBS Global AM (US) (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM (US) and the entity.

If you currently have an account at UBS Financial Services Inc. and prefer the features of an Automated Purchasing Account (as described below), ask your Financial Advisor to help you to open an Automated Purchasing Account. You will need to redeem your shares in your Direct Purchasing Account (as described below) and to transfer the proceeds to a new Automated Purchasing Account. More information regarding Automated Purchasing Accounts is provided below.

UBS Financial Services Inc.: automated purchasing accounts
Initial purchases made through UBS Financial Services Inc. can be made in one of two ways. The purchases can be made by your Financial Advisor directly with a fund (a “Direct Purchasing Account”) or can be entered through that firm’s order entry system (an “Automated Purchasing Account”). Your account will be established as an Automated Purchasing Account unless you instruct your Financial Advisor otherwise. Automated Purchasing Accounts will have certain benefits but do not have certain features available to Direct Purchasing Accounts.

If you have an Automated Purchasing Account, you should direct all your requests to buy, sell or exchange shares directly to your Financial Advisor. The following sections provide information regarding Automated Purchasing Accounts; procedures related to Direct Purchasing Accounts are described above under “Managing your fund account.”

Buying shares
When you instruct your Financial Advisor to buy shares on your behalf, your account at UBS Financial Services Inc. will automatically be debited, and UBS Financial Services Inc. will wire funds on your behalf. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

Shares are available to Automated Purchasing Accounts as an economical and convenient means to invest short-term funds.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. The fund must receive payment on the same day. Your purchase order will be effective only if (1) UBS Financial Services Inc. wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund’s bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the NYSE, and the principal bond markets (as recommended by SIFMA) are open. (Holidays are listed on Appendix A to this prospectus.)

28	UBS Global Asset Management

Orders to buy shares received by the funds’ transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders for UBS Select Tax-Free Preferred Fund received after noon (Eastern time) but before 2:00 p.m. (Eastern time) will normally be executed as of 2:00 p.m. (Eastern time); however, such orders cannot be entered through UBS Financial Services Inc.’s order entry system, but must be made by a Financial Advisor directly with the fund by calling the fund’s transfer agent at 1-888-547 FUND and speaking with a representative. For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

Each fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Appendix A to this prospectus lists the SIFMA US holiday recommendations schedule for the remainder of 2009 and for 2010. These days generally occur on the afternoon of a business day prior to a national holiday.

The funds, UBS Global AM and UBS Global AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently.

Minimum investment. The minimum investment level for initial purchases of UBS Select Prime Preferred Fund generally is $99,000,000. The minimum investment level for initial purchases of UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund generally is $50,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. UBS Global AM (US) may waive this minimum under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below the respective minimum initial investment amount indicated above, UBS Global AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least such amount after that purchase.

Selling shares
You must place your sell order directly with your Financial Advisor. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

UBS Global Asset Management	29

You sell shares at the net asset value next determined after receipt of your redemption order in good form by the transfer agent. A redemption order will not be in good form unless it is received by the fund’s transfer agent prior to the deadlines set forth in the paragraph below. Orders that are not received in good form will not be executed at the net asset value next determined after receipt of the order.

Orders to sell shares received by the funds’ transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). UBS Select Tax-Free Preferred Fund does not accept redemption orders received after noon (Eastern time) (and therefore, redemption orders for UBS Select Tax-Free Preferred Fund received after that time will not be in good form). For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under “Buying shares,” a fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds wired directly to UBS Financial Services Inc. for credit to your account. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your account at UBS Financial Services Inc. may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Global AM (US), UBS Financial Services Inc. nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

If you have additional questions on selling shares, you should contact your Financial Advisor or call the transfer agent at 1-888-547 FUND.

Exchanging shares
You must place your exchange order directly with your Financial Advisor, who is responsible for sending the order to the transfer agent.

You may exchange shares of a fund for shares of the other funds.

The minimums noted above in “Buying shares” do not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each fund are normally accepted up until noon (Eastern time) for UBS Select Tax-Free Preferred Fund and 5:00 p.m. (Eastern time) for UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund. Exchange

30	UBS Global Asset Management

orders received after those times will not be effected, and you will need to instruct your Financial Advisor to place an exchange order before those times on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. Otherwise the transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

Transfer of account limitations
If you hold your shares with UBS Financial Services, Inc. or another securities firm, please note that if you change securities firms, you may not be able to transfer your fund shares to an account at the new securities firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the fund’s principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund’s transfer agent, PNC. Please contact your broker or Financial Advisor for information on how to transfer your shares to the fund’s transfer agent. If you transfer your shares to the fund’s transfer agent, the fund’s principal underwriter may be named as the dealer of record and you will receive ongoing account statements from PNC. Should you have any questions regarding the portability of your fund shares, please contact your broker or Financial Advisor.

Additional information about your account
You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

UBS Global Asset Management	31

UBS Global AM (US) (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM (US) and the entity.

If you currently have an Automated Purchasing Account and prefer the features of a Direct Purchasing Account as described above, ask your Financial Advisor to help you to open a Direct Purchasing Account. You need to complete an account application when establishing a Direct Purchasing Account.

Market timing
Frequent purchases and redemptions of fund shares could increase each fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of each fund’s portfolio, which could impact each fund’s performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM (US) anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. UBS Global AM (US) also believes that money market funds, such as the funds offered in this Prospectus, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the Board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS Global AM funds that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for another UBS Global AM fund, please see that fund’s Prospectus.

Pricing and valuation
The price of fund shares is based on net asset value. The net asset value per share is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each master fund values its securities at their amortized cost, and each feeder fund buys the corresponding master fund’s interests at the master fund’s net asset value. The amortized cost method uses a constant amortization to maturity of the difference between the cost of the instrument to a fund and the amount due at maturity. Each fund’s net asset value per share is expected to be $1.00, although this value is not guaranteed.

The net asset value per share for UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund is normally determined four times each business day as of the following:

•	9:00 a.m. (Eastern time);

•	noon (Eastern time);

•	2:30 p.m. (Eastern time);

•	5:00 p.m. (Eastern time).

32	UBS Global Asset Management

The net asset value per share for UBS Select Tax-Free Preferred Fund is normally determined three times each business day as of the following:

•	9:00 a.m. (Eastern time);

•	noon (Eastern time);

•	2:00 p.m. (Eastern time).*

Your price for buying or selling shares will be based upon the net asset value that is next calculated after the fund receives your order.

On any day that a fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under “Buying shares,” the time for determination of the fund’s net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even though it normally prices its shares more frequently.

*	However, redemption orders for UBS Select Tax-Free Preferred Fund received after noon (Eastern time) will not be in good form, as described above under “Selling shares.”

UBS Global Asset Management	33

Management

Investment advisor
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (the “Master Funds”), which are the master funds in which the funds invest their assets. UBS Global AM also acts as the administrator for the funds. As investment advisor, UBS Global AM makes the master funds’ investment decisions. It buys and sells securities for the master funds and conducts the research that leads to the purchase and sale decisions.

UBS Global AM is a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and at 51 West 52nd Street, New York, New York, 10019-6114. UBS Global AM is an investment advisor registered with the US Securities and Exchange Commission (the “SEC”). UBS Global AM is an indirect wholly owned subsidiary of UBS AG (“UBS”). As of June 30, 2009, UBS Global AM had approximately $142 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $547 billion in assets under management worldwide as of June 30, 2009. UBS is an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry.

Advisory and administration fees
UBS Global AM’s contract fee for the advisory and administrative services it provides to each master fund is based on the following fee schedule:

$0 – $30 billion	0.1000%
Above $30 billion up to $40 billion	0.0975%
Above $40 billion up to $50 billion	0.0950%
Above $50 billion up to $60 billion	0.0925%
Above $60 billion	0.0900%

UBS Global AM’s contract fee for the administrative services it provides to each feeder fund is 0.08% of each feeder fund’s average daily net assets.

In exchange for these fees, UBS Global AM has agreed to bear all of the funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each fund’s average daily net assets.

UBS Global AM received an effective fee of 0.14% of the average daily net assets of each of the funds for its services in the fund’s last fiscal year (includes fees allocated from related master fund). This fee reflects fee waivers pursuant to a fee waiver agreement.

34	UBS Global Asset Management

A discussion regarding the basis for the board’s approval of the Management Agreement between UBS Global AM and Master Trust with respect to the Master Funds is available in the funds’ semiannual report to shareholders for the fiscal period ended October 31, 2008.

Master-feeder structure. UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund are “feeder funds” that invest all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. The feeder funds and their respective master funds have the same investment objectives.

The master funds may accept investments from other feeder funds. Each feeder fund bears the master fund’s expenses in proportion to their investment in the master fund. Each feeder fund can set its own transaction minimums, feeder fund-specific expenses and other conditions. This arrangement allows each feeder fund’s Trustees to withdraw the feeder fund’s assets from the master fund if they believe doing so is in the shareholders’ best interests. If the Trustees withdraw the feeder fund’s assets, they would then consider whether the feeder fund should hire its own investment advisor, invest in a different master fund or take other action.

Other information
To the extent authorized by law, the fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or its classes of shares or cease operations and liquidate.

UBS Global Asset Management	35

Dividends and taxes

Dividends
Each fund declares dividends daily and pays them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder’s account.

Each fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. Each fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

Shares of each fund earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

You will receive dividends in additional shares unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your Financial Advisor (if you purchased your shares through a financial intermediary) or the transfer agent (if you purchased your shares directly).

While each fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s fund account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

Taxes
The dividends that you receive from UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash, and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax until proceeds are withdrawn from the plan.

Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.

Each fund will tell you annually the character of dividends for tax reporting purposes. You will not recognize any gain or loss on the sale or exchange

36	UBS Global Asset Management

of your fund shares as long as the fund maintains a share price of $1.00.

The dividends that you receive from UBS Select Tax-Free Preferred Fund generally are not subject to federal income tax. If you are subject to alternative minimum tax, a portion of the dividends paid by UBS Select Tax-Free Preferred Fund may be included in computing such taxes. The dividends received from UBS Select Tax-Free Preferred Fund are generally subject to any applicable state taxes.

The general exemption from federal taxes for dividends paid by UBS Select Tax-Free Preferred Fund will not benefit investors in tax-sheltered retirement plans or other entities or individuals not subject to federal taxes. Further, distributions by tax-sheltered retirement plans are generally taxable even if earnings are derived from tax-exempt dividends. As a result, UBS Select Tax-Free Preferred Fund is generally not an appropriate investment for tax-sheltered retirement plans.

Each fund may be required to withhold a 28% federal tax on all dividends payable to you

•	if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

•	if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents may be subject to a 30% withholding tax.

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the funds’ SAI.

UBS Global Asset Management	37

Disclosure of portfolio holdings

Each fund is a “feeder fund” that invests in securities through an underlying master fund. Each fund and the corresponding master fund have the same investment objective.

The complete portfolio holdings of each master fund will be posted on the fund advisor’s website at http://www.ubs.com/1/e/globalam/america/ institutional_clients/money_market_fund.html on a monthly basis. Under normal circumstances, detailed portfolio holdings information for each master fund as of the most recent month-end is expected to be posted approximately 15 days after the end of a month. Additionally, an abbreviated portfolio holdings report for the master fund in which UBS Select Prime Preferred Fund invests will be available on a weekly basis. (The abbreviated weekly portfolio holdings report will contain less information about each holding.) Under normal circumstances, the abbreviated report will be as of the last business day in a week and is expected to be posted by the Thursday or Friday of the following week. Both monthly and weekly information will be posted to the web site at least one day prior to other public dissemination.

Monthly and weekly portfolio holdings information postings will continue to remain available on the website, along with any more current holdings information, at least until the date on which a fund files its portfolio holdings information with the SEC on Forms N-Q or N-CSR for the period that included the date as of which the web site information is current. (For example, a fund files its annual report for its most recent fiscal year ended April 30th with the SEC on Form N-CSR around the beginning of July. Monthly and weekly portfolio holdings information for periods ended April 30th could be removed from the web site once the annual report is filed, but not until then.)

Each fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. Each fund’s Forms N-Q and Forms N-CSR are available on the SEC’s website at http://www.sec.gov. Each fund’s Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551 8090. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the funds upon request by calling 1-800-647 1568. Please consult the funds’ SAI for a description of the policies and procedures that govern disclosure of the funds’ portfolio holdings.

38	UBS Global Asset Management

Financial highlights

The following financial highlights tables are intended to help you understand the financial performance for the funds since they commenced operations on August 28, 2007.

Certain information reflects financial results for a single fund share. In the tables, “total investment return” represents the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and other distributions).

The information in the financial highlights has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report appears in the Annual Report to Shareholders of the funds. You may obtain copies of the funds’ Annual Report without charge by calling 1-888-547 FUND.

UBS Global Asset Management	39

UBS Select Prime Preferred Fund

Financial highlights (continued)

	For the		For the period
	year ended		August 28, 2007(1)
	April 30, 2009		to April 30, 2008

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.020		0.029

Dividends from net investment income	(0.020)		(0.029)

Net asset value, end of period	$1.00		$1.00

Total investment return(2)	1.99%		2.96%

Ratios/supplemental data:
Net assets, end of period (000’s)	$3,638,214		$947,468
Expenses to average net assets, net of fee waivers by administrator	0.15	%(3)	0.14	%(3),(4)
Expenses to average net assets, before fee waivers by administrator	0.19	%(3)	0.18	%(3),(4)
Net investment income to average net assets	1.64	%(3)	3.95	%(3),(4)

(1)	Commencement of operations.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(4)	Annualized.

40	UBS Global Asset Management

UBS Select Treasury Preferred Fund

Financial highlights (continued)

	For the		For the period
	year ended		August 28, 2007(1)
	April 30, 2009		to April 30, 2008

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.009		0.022

Dividends from net investment income	(0.009)		(0.022)
Distributions from net realized gains from investment activities	(0.000	)(2)	—

Total dividends and distributions	(0.009)		(0.022)

Net asset value, end of period	$1.00		$1.00

Total investment return(3)	0.91%		2.27%

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,838,489		$1,095,975
Expenses to average net assets, net of fee waivers by advisor/administrator	0.16	%(4)	0.14	%(4),(5)
Expenses to average net assets, before fee waivers by advisor/administrator	0.20	%(4)	0.18	%(4),(5)
Net investment income to average net assets	0.67	%(4)	2.72	%(4),(5)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

UBS Global Asset Management	41

UBS Select Tax-Free Preferred Fund

Financial highlights (concluded)

	For the		For the period
	year ended		August 28, 2007(1)
	April 30, 2009		to April 30, 2008

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.010		0.020

Dividends from net investment income	(0.010)		(0.020)
Distributions from net realized gains from investment activities	(0.000	)(2)	—

Total dividends and distributions	(0.010)		(0.020)

Net asset value, end of period	$1.00		$1.00

Total investment return(3)	1.31%		1.99%

Ratios/supplemental data:
Net assets, end of period (000’s)	$260,566		$63,623
Expenses to average net assets, net of fee waivers by advisor/administrator	0.13	%(4)	0.04	%(4),(5)
Expenses to average net assets, before fee waivers by advisor/administrator	0.22	%(4)	0.18	%(4),(5)
Net investment income to average net assets	1.32	%(4)	3.05	%(4),(5)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

42	UBS Global Asset Management

Appendix A

Additional information regarding purchases and redemptions

The funds are open for business each day that the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”) and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) are open. One or more of these will be closed on the observance of the holidays listed below. In addition, UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Similarly, UBS Select Tax-Free Preferred Fund will advance the final time by which orders to buy shares must be received by the transfer agent to noon (Eastern time) on those days that SIFMA has recommended that the bond markets close early. (The normal deadline for redemptions for the Tax-Free Fund is noon (Eastern time).) Those days remaining through 2010 are listed below.

Early close
Holidays (observed)	(2:00 p.m., eastern time)

Labor Day (September 7, 2009)	—
Columbus Day (October 12, 2009)	—
Veterans Day (November 11, 2009)	—
Thanksgiving (November 26, 2009)	Friday, November 27, 2009
Christmas (December 25, 2009)	Thursday, December 24, 2009
New Year’s Day (January 1, 2010)	Thursday, December 31, 2009
Martin Luther King Day (January 19, 2010)	—
Presidents’ Day (February 16, 2010)	—
Good Friday (April 2, 2010)	Thursday, April 1, 2010
Memorial Day (May 31, 2010)	Friday, May 28, 2010
Independence Day (July 5, 2010)	—
Labor Day (September 6, 2010)	—
Columbus Day (October 11, 2010)	—
Veterans Day (November 11, 2010)	—
Thanksgiving Day (November 25, 2010)	Friday, November 26, 2010
Christmas (December 24, 2010)	Thursday, December 23, 2010
New Year’s Day (December 31, 2010)	Thursday, December 30, 2010

In addition, each fund may suspend redemption privileges or postpone the date of payment (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for such fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the fund.

UBS Global Asset Management	A-1

(This page has been left blank intentionally)

Ticker symbols:
UBS Select Prime Preferred Fund	SPPXX
UBS Select Treasury Preferred Fund	STPXX
UBS Select Tax-Free Preferred Fund	SFPXX

If you want more information about the funds, the following documents are available free of charge upon request:		UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund Prospectus August 28, 2009

Annual/semiannual reports
Additional information about each fund’s investments is available in the fund’s annual and semiannual reports to shareholders.

Statement of Additional Information (SAI)
The funds’ SAI provides more detailed information about the funds and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds’ annual and semiannual reports and their SAI by contacting the funds directly at 1-800-647 1568. You may also request other information about the funds and make shareholder inquiries via this number. Because of limited investor requests for the SAI and the availability of the SAI via a toll free number, the advisor has not made the SAI available on its Web site.

You may review and copy information about each fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551 8090. You can get copies of reports and other information about the funds:

• For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102; or

• Free, from the EDGAR database on the SEC’s Internet Web site at http://www.sec.gov.

UBS Money Series
—UBS Select Prime Preferred Fund
—UBS Select Treasury Preferred Fund
—UBS Select Tax-Free Preferred Fund
Investment Company Act File No. 811-08767

©2009 UBS Global Asset Management (US) Inc.
All rights reserved.
S030

UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Select Tax-Free Investor Fund
Prospectus

August 28, 2009

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds’ shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

Contents

The funds
What every investor should know about the funds

UBS Select Prime Investor Fund
Investment objective, strategies and risks	1
Performance	3
Expenses and fee tables	5

UBS Select Treasury Investor Fund
Investment objective, strategies and risks	7
Performance	9
Expenses and fee tables	11

UBS Select Tax-Free Investor Fund
Investment objective, strategies and risks	13
Performance	15
Expenses and fee tables	17

More about risks and investment strategies	19

Your investment
Information for managing your fund account
Managing your fund account	23
—Buying shares
—Selling shares
—Exchanging shares
—Transfer of account limitations
—Additional information about your account
—Market timing
—Pricing and valuation

Additional information
Additional important information about the funds
Management	30
Dividends and taxes	32
Disclosure of portfolio holdings	34
Financial highlights	35
Appendix A: Additional information regarding
purchases and redemptions	A-1
Where to learn more about the funds	Back cover

The funds are not a complete or balanced investment program.

UBS Global Asset Management

UBS Select Prime Investor Fund

Investment objective, strategies and risks

Fund objective
Maximum current income consistent with liquidity and the preservation of capital.

Principal investment strategies
 The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

• short-term obligations of the US government and its agencies and instrumentalities;

• repurchase agreements;

• obligations of US and non-US banks; and

• commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

• Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

• Foreign investing risk—The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic

UBS Global Asset Management	1

UBS Select Prime Investor Fund

developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

• US Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

• Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

• Liquidity risk—Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

2	UBS Global Asset Management

UBS Select Prime Investor Fund

Performance

The fund has not yet operated for a full calendar year as of the date of this prospectus. Therefore, it is not possible to provide performance information for the fund for a full calendar year (only the year-to-date performance information for the fund as of the end of the most recent calendar quarter is provided, below the bar chart).

Risk/return bar chart and table
The following bar chart and table give some indication of the risks of an investment in the fund. The bar chart shows the performance of UBS Select Prime Institutional Fund (formerly UBS Select Money Market Fund) as an independent fund for the periods through August 27, 2007 and as a feeder fund in Prime Master Fund beginning on August 28, 2007. (Prime Master Fund is the master fund in which the fund and UBS Select Prime Institutional Fund both invest.) The fund would have similar performance; however, the past performance of UBS Select Prime Institutional Fund does not necessarily indicate how the fund will perform in the future.

The bar chart shows how the performance of UBS Select Prime Institutional Fund has varied from year to year, and has been adjusted to reflect the higher expenses of the fund because of its distribution, shareholder servicing and other different fee and expense arrangements. The bar chart does not reflect the lower expenses of the fund due to the contractual fee waiver/expense reimbursement agreement which will be in effect through August 31, 2010. If it did, total returns shown would be higher.

The table that follows the bar chart shows the average annual returns over various time periods for UBS Select Prime Institutional Fund adjusted to reflect the higher fees and estimated expenses of the fund.

Total return of the fund January 1 to June 30, 2009: 0.25%
Best quarter during years shown: 3rd quarter, 2000: 1.56%
Worst quarter during years shown: 1st quarter, 2004: 0.14%

UBS Global Asset Management	3

UBS Select Prime Investor Fund

Average annual total returns*
as of December 31, 2008

One year	2.42%
Five years	3.05%
Ten years	3.18%

*	The table reflects the performance of UBS Select Prime Institutional Fund, as explained above, and has been adjusted to reflect the higher expenses of the fund because of its distribution, shareholder servicing and other different fee and expense arrangements. The performance data does not reflect the lower expenses of the fund due to the contractual fee waiver/expense reimbursement agreement that will be in effect through August 31, 2010. If it did, the total returns shown would be higher.

4	UBS Global Asset Management

UBS Select Prime Investor Fund

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)		None
Maximum deferred sales charge (load) (as a % of offering price)		None

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**		0.20%
Distribution (12b-1) Fees		0.25%
Other expenses***
Shareholder servicing fee	0.10%
Miscellaneous expenses	0.05%

		0.15%

Total annual fund operating expenses		0.60%

Less management fee waiver/expense reimbursements†		(0.10)%

Net expenses†		0.50%

*	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”) Please note that the annual fund operating expenses presented are based on the fund’s average net assets during the fund’s most recent fiscal year ended prior to the date of this prospectus. As the fund’s current net assets become higher or lower than the average during such fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.
**	Management fees are based on estimated fund assets under management of less than $30 billion during the fund’s first fiscal year of operations. Management fees include fees allocated from Prime Master Fund and are comprised of investment advisory and administration fees.

UBS Global Asset Management	5

UBS Select Prime Investor Fund

***	Expenses are based on estimated amounts for the fund’s first fiscal year of operations. Other expenses do not include the fees associated with the US Treasury’s Temporary Guarantee Program for Money Market Funds, which terminates on September 18, 2009. If those fees were included, they would be less than 0.01%, and would be in effect only until the termination of the Temporary Guarantee Program.
†	The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund’s ordinary net expenses through August 31, 2010 (excluding interest expense, if any, and extraordinary expenses) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund’s expenses in any of those three years to exceed this expense cap. In addition, in connection with voluntary agreements with the financial intermediaries that are selling fund shares, the fund’s principal underwriter has agreed to voluntarily waive fees or reimburse fund expenses so that total fund expenses do not exceed 0.45%. Also, UBS Global AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that fund yields drop below a certain level. Once started, there is no guarantee that voluntary waivers/reimbursements would continue. Waivers/reimbursements may impact the fund’s performance.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above, except for the period when the fund’s expenses are lower due to its contractual fee waiver/expense reimbursement agreement. The example does not reflect voluntary fee waivers. If it did, your expenses may be lower than shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years

$51	$182

6	UBS Global Asset Management

UBS Select Treasury Investor Fund

Investment objective, strategies and risks

Fund objective
Maximum current income consistent with liquidity and the preservation of capital.

Principal investment strategies
 The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund’s direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

• Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

UBS Global Asset Management	7

UBS Select Treasury Investor Fund

• US Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

• Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

• Liquidity risk—Although the fund invests in securities issued by the US Treasury and in related repurchase agreements, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

8	UBS Global Asset Management

UBS Select Treasury Investor Fund

Performance

The fund has not yet operated for a full calendar year as of the date of this prospectus. Therefore, it is not possible to provide performance information for the fund for a full calendar year (only the year-to-date performance information for the fund as of the end of the most recent calendar quarter is provided, below the bar chart).

Risk/return bar chart and table
 The following bar chart and table give some indication of the risks of an investment in the fund. The bar chart shows the performance of UBS Select Treasury Institutional Fund (formerly UBS Select Treasury Fund) as an independent fund for the periods through August 27, 2007 and as a feeder fund in Treasury Master Fund beginning on August 28, 2007. (Treasury Master Fund is the master fund in which the fund and UBS Select Treasury Institutional Fund both invest.) The fund would have similar performance; however, the past performance of UBS Select Treasury Institutional Fund does not necessarily indicate how the fund will perform in the future.

The bar chart shows how the performance of UBS Select Treasury Institutional Fund has varied from year to year, and has been adjusted to reflect the higher expenses of the fund because of its distribution, shareholder servicing and other different fee and expense arrangements. The bar chart does not reflect the lower expenses of the fund due to the contractual fee waiver/expense reimbursement agreement which will be in effect through August 31, 2010. If it did, total returns shown would be higher.

The table that follows the bar chart shows the average annual returns over various time periods for UBS Select Treasury Institutional Fund adjusted to reflect the higher fees and estimated expenses of the fund.

Total return (2005 is the Institutional fund’s first full calendar year of operations)

Total return of the fund January 1 to June 30, 2009: 0.04%
Best quarter during years shown: 4th quarter, 2006: 1.19%
Worst quarter during years shown: 4th quarter, 2008: (0.02)%

UBS Global Asset Management	9

UBS Select Treasury Investor Fund

Average annual total returns*
 as of December 31, 2008

One year	1.17%
Life of fund**	2.73%

*	The table reflects the performance of UBS Select Treasury Institutional Fund, as explained above, and has been adjusted to reflect the higher expenses of the fund because of its distribution, shareholder servicing and other different fee and expense arrangements. The performance data does not reflect the lower expenses of the fund due to the contractual fee waiver/expense reimbursement agreement that will be in effect through August 31, 2010. If it did, the total returns shown would be higher.
**	The inception date for UBS Select Treasury Institutional Fund is March 23, 2004.

10	UBS Global Asset Management

UBS Select Treasury Investor Fund

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)		None
Maximum deferred sales charge (load) (as a % of offering price)		None

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**		0.20%
Distribution (12b-1) fees		0.25%
Other expenses***
Shareholder servicing fee	0.10%
Miscellaneous expenses	0.10%

		0.20%

Total annual fund operating expenses		0.65%

Less management fee waiver/expense reimbursements†		(0.15)%

Net expenses†		0.50%

*	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”) Please note that the annual fund operating expenses presented are based on the fund’s average net assets during the fund’s most recent fiscal year ended prior to the date of this prospectus. As the fund’s current net assets become higher or lower than the average during such fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.
**	Management fees are based on estimated fund assets under management of less than $30 billion during the fund’s first fiscal year of operations. Management fees include fees allocated from Treasury Master Fund and are comprised of investment advisory and administration fees.

UBS Global Asset Management	11

UBS Select Treasury Investor Fund

***	Expenses are based on estimated amounts for the fund’s first fiscal year of operations. Other expenses do not include the fees associated with the US Treasury’s Temporary Guarantee Program for Money Market Funds, which terminates on September 18, 2009. If those fees were included, they would be less than 0.01%, and would be in effect only until the termination of the Temporary Guarantee Program.
†	The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund’s ordinary net expenses through August 31, 2010 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund’s expenses in any of those three years to exceed this expense cap. In addition, in connection with voluntary agreements with the financial intermediaries that are selling fund shares, the fund’s principal underwriter has agreed to voluntarily waive fees or reimburse fund expenses so that total fund expenses do not exceed 0.45%. UBS Global AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that fund yields drop below a certain level. Once started, there is no guarantee that voluntary waivers/reimbursements would continue. Waivers/reimbursements may impact the fund’s performance.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above, except for the period when the fund’s expenses are lower due to its contractual fee waiver/expense reimbursement agreement. This example does not reflect voluntary fee waivers. If it did, your expenses may be lower than shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years

$51	$193

12	UBS Global Asset Management

UBS Select Tax-Free Investor Fund

Investment objective, strategies and risks

Fund objective
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.

Principal investment strategies
 The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the 80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the master fund and administrator for the fund. As investment advisor, UBS Global AM makes the master fund’s investment decisions. UBS Global AM selects money market instruments for the master fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

• Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

• Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

UBS Global Asset Management	13

UBS Select Tax-Free Investor Fund

• Liquidity risk—Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

14	UBS Global Asset Management

UBS Select Tax-Free Investor Fund

Performance

The fund has not yet operated for a full calendar year as of the date of this prospectus. Therefore, it is not possible to provide performance information for the fund for a full calendar year (only the year-to-date performance information for the fund as of the end of the most recent calendar quarter is provided, below the bar chart).

Risk/return bar chart and table
 The following bar chart and table give some indication of the risks of an investment in the fund. The bar chart shows the performance of UBS Select Tax-Free Institutional Fund, a feeder fund in Tax-Free Master Fund. (Tax-Free Master Fund is the master fund in which the fund and UBS Select Tax-Free Institutional Fund both invest.) The fund would have similar performance; however, the past performance of UBS Select Tax-Free Institutional Fund does not necessarily indicate how the fund will perform in the future.

The bar chart shows the performance of UBS Select Tax-Free Institutional Fund during its first calendar year of operations, and has been adjusted to reflect the higher expenses of the fund because of its distribution, shareholder servicing and other different fee and expense arrangements. The bar chart does not reflect the lower expenses of the fund due to the contractual fee waiver/expense reimbursement agreement which will be in effect through August 31, 2010. If it did, total returns shown would be higher.

The table that follows the bar chart shows the average annual return over the various time periods for UBS Select Tax-Free Institutional Fund adjusted to reflect the higher fees and estimated expenses of the fund.

Total return (2008 is the Institutional fund’s first full calendar year of operations)

Total return of the fund January 1 to June 30, 2009: 0.04%
Best quarter during year shown: 1st quarter, 2008: 0.50%
Worst quarter during year shown: 4th quarter, 2008: 0.25%

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UBS Select Tax-Free Investor Fund

Average annual total returns*
 as of December 31, 2008

One year	1.52%
Life of fund**	1.93%

*	The table reflects the performance of UBS Select Tax-Free Institutional Fund, as explained above, and has been adjusted to reflect the higher expenses of the fund because of its distribution, shareholder servicing and other different fee and expense arrangements. The performance data does not reflect the lower expenses of the fund due to the contractual fee waiver/expense reimbursement agreement that will be in effect through August 31, 2010. If it did, the total returns shown would be higher.
**	The inception date for UBS Select Tax-Free Institutional Fund is August 27, 2007.

16	UBS Global Asset Management

UBS Select Tax-Free Investor Fund

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**	0.20%
Distribution (12b-1) fees	0.25%
Other expenses***
Shareholder servicing fee	0.10%
Miscellaneous expenses	0.17%

0.27%

Total annual fund operating expenses	0.72%

Less management fee waiver/expense reimbursements†	(0.22)%

Net expenses†	0.50%

*	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Tax-Free Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”) Please note that the annual fund operating expenses presented are based on the fund’s average net assets during the fund’s most recent fiscal year ended prior to the date of this prospectus. As the fund’s current net assets become higher or lower than the average during such fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.
**	Management fees are based on estimated fund assets under management of less than $30 billion during the fund’s first fiscal year of operations. Management fees include fees allocated from Tax-Free Master Fund and are comprised of investment advisory and administration fees.
***	Expenses are based on estimated amounts for the fund’s first fiscal year of operations. Other expenses do not include the fees associated with the US Treasury’s Temporary Guarantee Program for Money Market Funds, which terminates on September 18, 2009. If those fees were included, they would be less than 0.01%, and would be in effect only until the termination of the Temporary Guarantee Program.

UBS Global Asset Management	17

UBS Select Tax-Free Investor Fund

†	The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the total operating expenses of the fund through August 31, 2010 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund’s expenses in any of those three years to exceed this expense cap. In addition, in connection with voluntary agreements with the financial intermediaries that are selling fund shares, the fund’s principal underwriter has agreed to voluntarily waive fees or reimburse fund expenses so that total fund expenses do not exceed 0.45%. UBS Global AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that fund yields drop below a certain level. Once started, there is no guarantee that voluntary waivers/reimbursements would continue. Waivers/reimbursements may impact the fund’s performance.

Example
 This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above, except for the period when the fund’s expenses are lower due to its contractual fee waiver/expense reimbursement agreement. This example does not reflect voluntary fee waivers. If it did, your expenses may be lower than shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years

$51	$208

18	UBS Global Asset Management

More about risks and investment strategies

Principal risks
 The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to each fund under the “Investment objective, strategies and risks” heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds’ Statement of Additional Information (“SAI”). Information on how you can obtain the SAI can be found on the back cover of this prospectus.

Credit risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument’s value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk. The credit quality of an issuer can change rapidly due to market developments and may affect the fund’s ability to maintain a $1.00 share price.

Foreign investing risk. UBS Select Prime Investor Fund may invest in foreign money market instruments that are denominated in US dollars. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

US Government securities risk. Various types of US government securities have different levels of credit support, and therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the US government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae (also known as Government National Mortgage Association or GNMA), present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the issuer’s right to borrow from the US Treasury, subject to certain limitations, such as securities issued by Federal Home Loan Banks, and securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the credit of the issuing agencies are subject to a greater degree of credit risk. Freddie Mac (also known as Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (also known as Federal National Mortgage Association or FNMA) historically were agencies sponsored by the US government that were supported only by the credit of the issuing agencies and not backed by the full faith and credit of the United States. However, on September 7, 2008, due to the value of Freddie Mac’s and Fannie Mae’s securities falling sharply and concerns that the firms did not have sufficient capital to offset losses resulting from the mortgage crisis, the Federal Housing Finance Agency (“FHFA”)

UBS Global Asset Management	19

placed Freddie Mac and Fannie Mae into conservatorship. The effect that this conservatorship will have on the entities and their guarantees is uncertain. Although the US government or its agencies provided financial support to such entities, no assurance can be given that they will always do so. The US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

Interest rate risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund’s investments will fall. Also, a fund’s yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund’s income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund’s income generally will tend to fall more slowly.

Liquidity risk. The funds’ investments may become less liquid due to market developments or adverse investor perception. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the funds may have to accept a lower price or may not be able to sell an instrument at all. The inability to sell an instrument could adversely affect a fund’s ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities. This risk may increase during an unusually high volume of redemption requests by even a few large investors or unusual market conditions.

Additional risks
Political risk. With respect to UBS Select Tax-Free Investor Fund, political or regulatory developments could adversely affect the tax-exempt status of interest paid on municipal securities or the tax-exempt status of a municipal money market fund’s dividends. These developments could also cause the value of a fund’s municipal money market instruments to fall.

Structured security risk. UBS Select Prime Investor Fund and UBS Select Tax-Free Investor Fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, either fund could suffer a loss.

Additional information about investment strategies and Temporary Guarantee Program
 Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share. The funds’ investment strategies are designed to comply with these requirements. The funds may invest in high quality, short-term, US dollar-denominated money market instruments paying a fixed, variable or floating interest rate.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying each fund’s composition and weighted average maturity based upon UBS

20	UBS Global Asset Management

Global AM’s assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

Each fund may invest to a limited extent in shares of similar money market funds.

The funds may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that a fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, UBS Global AM may manage a fund more conservatively than if it were not rated.

As noted above, under normal circumstances, UBS Select Treasury Investor Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and repurchase agreements relating to those instruments. UBS Select Treasury Investor Fund’s 80% policy is a “non-fundamental” policy. This means that this investment policy may be changed by the fund’s board without shareholder approval. However, UBS Select Treasury Investor Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change to the 80% investment policy.

As noted above, under normal circumstances, UBS Select Tax-Free Investor Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments the income from which is exempt from federal income tax. UBS Select Tax-Free Investor Fund’s 80% policy is a “fundamental policy.” This means that the fund may not deviate from its 80% policy without the approval of its shareholders.

As of the date of this prospectus, each fund was participating in the Temporary Guarantee Program for Money Market Funds (the “Program”) created by the US Department of the Treasury (the “Treasury”) to address temporary dislocations in credit markets. The Program, which is in effect until September 18, 2009, is designed to provide certain investors with a guarantee of a $1.00 net asset value price per share based on the number of shares held by investor in the fund as of the close of business on September 19, 2008. The guarantee under the Program is triggered if the value of the fund’s assets falls below $0.995 per share, which is called “breaking the buck” (a “Guarantee Event”), and the fund commences the process of liquidation. Any increase in the number of shares held by an investor in the fund after the close of business on September 19, 2008, will not be guaranteed. If the number of shares held by an investor in the fund fluctuates over the period of the Program, the Program will cover the lesser of (i) the number of shares held by the investor in the fund as of the close of business on September 19, 2008, or (ii) the number of shares held by the investor as of the date of the Guarantee Event. If an investor closes an account with a fund (or with a financial intermediary through which fund shares are held), any future investment in the fund will not be guaranteed.

UBS Global Asset Management	21

In order to participate in the Program through December 18, 2008, each fund paid a one-time non-refundable participation fee, which amounted to 0.01% of the value of the fund’s outstanding shares on September 19, 2008 (valued at $1.00). In order to participate in the Program during each extension period (December 19, 2008 through April 30, 2009, and May 1, 2009 through September 18, 2009, respectively), each fund paid two non-refundable extension participation payments, each amounting to 0.015% of the value of the fund’s outstanding shares on September 19, 2008 (valued at $1.00).

Under the terms of the Program, upon the occurrence of a Guarantee Event, the fund’s board of directors (“board”) must promptly initiate actions necessary under state and federal law to commence the liquidation of the fund. The Program will guarantee any difference between the amount received by an investor in connection with the liquidation and the value based on $1.00 per eligible share. Guarantee payments under the Program will be made through the fund within approximately 30 days of a Guarantee Event. The Treasury, in its sole discretion, may designate a later payment date after taking into account prevailing market conditions. Guarantee payments under the Program will not exceed the amount available within the Treasury’s Exchange Stabilization Fund.

Neither this prospectus nor a fund itself is in any manner approved, endorsed, sponsored or authorized by the Treasury.

Defensive positions for UBS Select Tax-Free Investor Fund. During adverse market conditions or when UBS Global AM believes there is an insufficient supply of the municipal securities in which Tax-Free Master Fund primarily invests, the fund may temporarily invest in other types of municipal securities or may invest in money market instruments that pay taxable interest. These investments may not be consistent with achieving the fund’s investment objective during the periods that they are held.

22	UBS Global Asset Management

Managing your fund account

The following pages tell you how to buy, sell and exchange shares of each fund.

Buying shares
 The funds accept the settlement of purchase orders only in available federal funds deposited by a commercial bank in an account at a Federal Reserve Bank, which can be transferred to a similar account of another bank in one day and may be made immediately available to a fund through its custodian.

You may buy fund shares through financial intermediaries who are authorized to accept purchase orders on behalf of the funds. If you buy fund shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You may also buy fund shares directly by calling the funds’ transfer agent, PNC Global Investment Servicing (“PNC”), at 1-888-547 FUND and speaking to a representative. If you buy fund shares directly, you will need to complete an account application in connection with your initial purchase. You can get a copy of the application from UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) or a financial intermediary or by calling the transfer agent toll-free 1-888-547 FUND.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. A fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund’s bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”), and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”) are open. (Holidays are listed on Appendix A to this prospectus.)

Orders to buy shares received by the fund’s transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders for UBS Select Tax-Free Investor Fund received after noon (Eastern time) but before 2:00 p.m. (Eastern time) will normally be executed before 2:00 p.m. (Eastern time). UBS Select Tax-Free Investor Fund does not accept purchase orders received after 2:00 p.m. (Eastern time). For UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund, orders received after

UBS Global Asset Management	23

2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time). Financial intermediaries may impose additional guidelines for when orders must be placed.

A fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Similarly, UBS Select Tax-Free Investor Fund will advance the final time by which orders to buy shares must be received by the transfer agent to noon (Eastern time) on those days that SIFMA has recommended that the bond markets close early. (The normal deadline for redemptions for the Tax-Free Fund is noon (Eastern time).) Appendix A to this prospectus lists the SIFMA US holiday recommendations schedule for the remainder of 2009 and for 2010. These days most often occur on the afternoon of a business day prior to a national holiday.

The funds, UBS Global AM and UBS Global AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently. UBS Global AM (US) may return without notice money wired to a fund if the investor fails to place a corresponding share purchase order.

Wire instructions. You may instruct your bank to transfer federal funds by wire to:

PNC Bank
Philadelphia, PA
ABA #0310-0005-3

BNF: Mutual Fund Services A/C 8614973575
RE: Purchase shares of (insert name of fund)
FFC: (Name of Account and Account Number)

You should not wire money directly to the fund’s transfer agent if your shares are held in “street name,” as described above in “Buying shares.” A financial intermediary or your bank may impose a service charge for wire transfers.

Minimum investment. The minimum investment level for initial purchases generally is $100,000. Financial intermediaries may satisfy this minimum requirement if the “street name” accounts established with the funds on behalf of each of their clients meet this threshold. Direct purchasers may invest in the funds only if they have a relationship with a financial intermediary who has entered into a shareholder servicing agreement with UBS Global AM (US). Subsequent purchases, and purchases through exchanges, may be subject to a minimum investment level of $100,000. That is, if a fund account balance has fallen below the minimum initial investment amount, UBS Global AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least such amount after the purchase. These minimum investment requirements

24	UBS Global Asset Management

are waived with respect to accounts of clients of UBS AG.

Electronic trade entry. The funds may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. This option is not available if your shares are held in “street name,” as described above in “Buying shares.” For more information about this option and its availability, contact your investment professional at your financial intermediary, or contact the transfer agent at 1-888-547 FUND.

Selling shares
 You may sell your shares through financial intermediaries that are authorized to accept redemption requests. If you sell your shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

Orders to sell shares received by the funds’ transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). UBS Select Tax-Free Investor Fund does not accept redemption orders received after noon (Eastern time). For UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under “Buying shares,” a fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in cash. Proceeds from the sale will be wired to one or more accounts you have designated. If a redemption order is received by 5:00 p.m. (Eastern time) (noon (Eastern time) in the case of UBS Select Tax-Free Investor Fund), the proceeds ordinarily will be transmitted in federal funds on the same day. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the accounts noted above.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account or your account at your financial intermediary may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Global AM (US), a financial intermediary nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

The transfer agent will process orders to sell shares only if you have on file with it a properly completed

UBS Global Asset Management	25

account application with a signature guarantee (if you have previously completed one in connection with a direct purchase of fund shares), or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application or account records.

A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The transfer agent will not accept signature guarantees that are not part of these programs.

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.

Exchanging shares
 You may exchange shares of a fund for shares of the other funds.

Exchange orders for each fund are normally accepted up until noon (Eastern time) for UBS Select Tax-Free Investor Fund and 5:00 p.m. (Eastern time) for UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund. Exchange orders received after those times will not be effected, and you or your financial intermediary will have to place an exchange order before those times on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order through a financial intermediary. The financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. The transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

Transfer of account limitations
 If you hold your shares with a broker or other financial intermediary, please note that if you change firms, you may not be able to transfer

26	UBS Global Asset Management

your fund shares to an account at the new firm. Fund shares may only be transferred to an account held with a broker or other financial intermediary that has entered into an agreement with the fund’s principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund’s transfer agent, PNC. Please contact your broker or other financial intermediary for information on how to transfer your shares to the fund’s transfer agent. If you transfer your shares to the fund’s transfer agent, the fund’s principal underwriter may be named as the dealer of record and you will receive ongoing account statements from PNC. Should you have any questions regarding the portability of your fund shares, please contact your broker or other financial intermediary.

Additional information about your account
You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

UBS Global AM (US) (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM (US) and the entity.

It costs a fund money to maintain shareholder accounts. Therefore, each fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund’s net asset value.

Market timing
 Frequent purchases and redemptions of fund shares could increase each fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management

UBS Global Asset Management	27

of each fund’s portfolio, which could impact each fund’s performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM (US) anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. UBS Global AM (US) also believes that money market funds, such as the funds offered in this Prospectus, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the Board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS Global AM funds that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for another UBS Global AM fund, please see that fund’s Prospectus.

Pricing and valuation
 The price of fund shares is based on net asset value. The net asset value is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each master fund values its securities at their amortized cost, and each feeder fund buys the corresponding master fund’s interests at the master fund’s net asset value. The amortized cost method uses a constant amortization to maturity of the difference between the cost of the instrument to a fund and the amount due at maturity. Each fund’s net asset value per share is expected to be $1.00, although this value is not guaranteed.

The net asset value per share for UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund is normally determined four times each business day as of the following:

•	9:00 a.m. (Eastern time);

•	noon (Eastern time);

•	2:30 p.m. (Eastern time);

•	5:00 p.m. (Eastern time).

The net asset value per share for UBS Select Tax-Free Investor Fund is normally determined three times each business day as of the following:

•	9:00 a.m. (Eastern time);

•	noon (Eastern time);

•	2:00 p.m. (Eastern time).

Your price for buying or selling shares will be based upon the net asset value that is next calculated after the fund receives your order.

On any day that a fund determines to advance the time by which orders to buy or sell its shares

28	UBS Global Asset Management

must be received by the transfer agent as described above under “Buying shares,” the time for determination of the fund’s net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even though it normally prices its shares more frequently.

Distribution and service fees
 Each feeder fund has adopted a plan under rule 12b-1 that allows the fund to pay distribution fees for the sale and distribution of its shares at the annual rate of 0.25% of its average net assets. Because these fees are paid out of each feeder fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, each feeder fund has adopted a separate plan under which the fund pays for shareholder service activities at the annual rate of 0.10% of its average net assets. The aggregate fees paid by each feeder fund under both plans are 0.35% of its average net assets.

UBS Global Asset Management	29

Management

Investment advisor
 UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (the “Master Funds”), which are the master funds in which the funds invest their assets. UBS Global AM also acts as the administrator for the funds. As investment advisor, UBS Global AM makes the master funds’ investment decisions. It buys and sells securities for the master funds and conducts the research that leads to the purchase and sale decisions.

UBS Global AM is a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and at 51 West 52nd Street, New York, New York, 10019-6114. UBS Global AM is an investment advisor registered with the US Securities and Exchange Commission (the “SEC”). UBS Global AM is an indirect wholly owned subsidiary of UBS AG (“UBS”). As of June 30, 2009, UBS Global AM had approximately $142 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $547 billion in assets under management worldwide as of June 30, 2009. UBS is an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry.

Advisory and administration fees
 UBS Global AM’s contract fee for the advisory and administrative services it provides to each master fund is based on the following fee schedule:

$0 – $30 billion	0.1000%
Above $30 billion up to $40 billion	0.0975%
Above $40 billion up to $50 billion	0.0950%
Above $50 billion up to $60 billion	0.0925%
Above $60 billion	0.0900%

UBS Global AM’s contract fee for the administrative services it provides to each feeder fund is 0.10% of each feeder fund’s average daily net assets.

A discussion regarding the basis for the board’s approval of the Management Agreement between UBS Global AM and Master Trust with respect to the Master Funds is available in the funds’ semiannual report to shareholders for the fiscal period ended October 31, 2008.

Master-feeder structure. UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund are “feeder funds” that invest all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. The feeder funds and their respective master funds have the same investment objectives.

The master funds may accept investments from other feeder funds. Each feeder fund bears the

30	UBS Global Asset Management

master fund’s expenses in proportion to their investment in the master fund. Each feeder fund can set its own transaction minimums, feeder fund-specific expenses and other conditions. This arrangement allows each feeder fund’s Trustees to withdraw the feeder fund’s assets from the master fund if they believe doing so is in the shareholders’ best interests. If the Trustees withdraw the feeder fund’s assets, they would then consider whether the feeder fund should hire its own investment advisor, invest in a different master fund or take other action.

Other information
 To the extent authorized by law, each fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or cease operations and liquidate.

UBS Global Asset Management	31

Dividends and taxes

Dividends
Each fund declares dividends daily and pays them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder’s account.

Each fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. Each fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

Shares of each fund earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

You will receive dividends in additional shares unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your Financial Advisor (if you purchased your shares through a financial intermediary) or the transfer agent (if you purchased your shares directly).

While each fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s fund account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

Taxes
The dividends that you receive from UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash, and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax until proceeds are withdrawn from the plan.

Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.

Each fund will tell you annually the character of dividends for tax reporting purposes. You will not recognize any gain or loss on the sale or exchange

32	UBS Global Asset Management

of your fund shares as long as the fund maintains a share price of $1.00.

The dividends that you receive from UBS Select Tax-Free Investor Fund generally are not subject to federal income tax. If you are subject to alternative minimum tax, a portion of the dividends paid by UBS Select Tax-Free Investor Fund may be included in computing such taxes. The dividends received from UBS Select Tax-Free Investor Fund are generally subject to any applicable state taxes.

The general exemption from federal taxes for dividends paid by UBS Select Tax-Free Investor Fund will not benefit investors in tax-sheltered retirement plans or other entities or individuals not subject to federal taxes. Further, distributions by tax-sheltered retirement plans are generally taxable even if earnings are derived from tax-exempt dividends. As a result, UBS Select Tax-Free Investor Fund is generally not an appropriate investment for tax-sheltered retirement plans.

Each fund may be required to withhold a 28% federal tax on all dividends payable to you

• if you fail to provide the fund with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

• if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents may be subject to a 30% withholding tax.

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the funds’ SAI.

UBS Global Asset Management	33

Disclosure of portfolio holdings

Each fund is a “feeder fund” that invests in securities through an underlying master fund. Each fund and the corresponding master fund have the same investment objective.

The complete portfolio holdings of each master fund will be posted on the fund advisor’s website at http://www.ubs.com/1/e/globalam/america/ institutional_clients/money_market_fund.html on a monthly basis. Under normal circumstances, detailed portfolio holdings information for each master fund as of the most recent month-end is expected to be posted approximately 15 days after the end of a month. Additionally, an abbreviated portfolio holdings report for the master fund in which UBS Select Prime Investor Fund invests will be available on a weekly basis. (The abbreviated weekly portfolio holdings report will contain less information about each holding.) Under normal circumstances, the abbreviated report will be as of the last business day in a week and is expected to be posted by the Thursday or Friday of the following week. Both monthly and weekly information will be posted to the web site at least one day prior to other public dissemination.

Monthly and weekly portfolio holdings information postings will continue to remain available on the website, along with any more current holdings information, at least until the date on which a fund files its portfolio holdings information with the SEC on Forms N-Q or N-CSR for the period that included the date as of which the web site information is current. (For example, a fund files its annual report for its most recent fiscal year ended April 30th with the SEC on Form N-CSR around the beginning of July. Monthly and weekly portfolio holdings information for periods ended April 30th could be removed from the web site once the annual report is filed, but not until then.)

Each fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. Each fund’s Forms N-Q and Forms N-CSR are available on the SEC’s website at http://www.sec.gov. Each fund’s Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551 8090. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the funds upon request by calling 1-800-647 1568. Please consult the funds’ SAI for a description of the policies and procedures that govern disclosure of the funds’ portfolio holdings.

34	UBS Global Asset Management

Financial highlights

The following financial highlights tables are intended to help you understand the financial performance for the funds since UBS Select Prime Investor Fund commenced operations on August 1, 2008, UBS Select Treasury Investor Fund commenced operations on September 18, 2008 and UBS Select Tax-Free Investor Fund commenced operations on September 22, 2008.

Certain information reflects financial results for a single fund share. In the tables, “total investment return” represents the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and other distributions).

The information in the financial highlights has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report appears in the Annual Report to Shareholders of the funds. You may obtain copies of the funds’ Annual Report without charge by calling 1-888-547 FUND.

UBS Global Asset Management	35

UBS Select Prime Investor Fund

Financial highlights (continued)

	For the period
	August 1, 2008(1)
	to April 30, 2009

Net asset value, beginning of period	$1.00

Net investment income	0.011

Dividends from net investment income	(0.011)

Net asset value, end of period	$1.00

Total investment return(2)	1.08%

Ratios/supplemental data:
Net assets, end of period (000’s)	$1,512,224
Expenses to average net assets, net of fee waivers and/or expense reimbursements by administrator and distributor	0.45	%(3),(4)
Expenses to average net assets, before fee waivers and/or expense reimbursements by administrator and distributor	0.60	%(3),(4)
Net investment income to average net assets	0.77	%(3),(4)

(1)	Commencement of operations.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(4)	Annualized.

36	UBS Global Asset Management

UBS Select Treasury Investor Fund

Financial highlights (continued)

	For the period
	September 18, 2008(1)
	to April 30, 2009

Net asset value, beginning of period	$1.00

Net investment income	0.001

Dividends from net investment income	(0.001)
Distributions from net realized gain from investment activities	(0.000	)(2)

Total dividends and distributions	(0.001)

Net asset value, end of period	$1.00

Total investment return(3)	0.06%

Ratios/supplemental data:
Net assets, end of period (000’s)	$191,772
Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor/administrator and distributor	0.40	%(4),(5)
Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor/administrator and distributor	0.65	%(4),(5)
Net investment income to average net assets	0.06	%(4),(5)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

UBS Global Asset Management	37

UBS Select Tax-Free Investor Fund

Financial highlights (concluded)

	For the period
	September 22, 2008(1)
	to April 30, 2009

Net asset value, beginning of period	$1.00

Net investment income	0.005

Dividends from net investment income	(0.005)

Net asset value, end of period	$1.00

Total investment return(2)	0.46%

Ratios/supplemental data:
Net assets, end of period (000’s)	$110,497
Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor/administrator and distributor	0.42	%(3),(4)
Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor/administrator and distributor	0.72	%(3),(4)
Net investment income to average net assets	0.55	%(3),(4)

(1)	Commencement of operations.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(4)	Annualized.

38	UBS Global Asset Management

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Appendix A

Additional information regarding purchases and redemptions

The funds are open for business each day that the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”) and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) are open. One or more of these will be closed on the observance of the holidays listed below. In addition, UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Similarly, UBS Select Tax-Free Investor Fund will advance the final time by which orders to buy shares must be received by the transfer agent to noon (Eastern time) on those days that SIFMA has recommended that the bond markets close early. (The normal deadline for redemptions for the Tax-Free Fund is noon (Eastern time).) Those days remaining through 2010 are listed below.

Early close
Holidays (observed)	(2:00 p.m., eastern time)

Labor Day (September 7, 2009)	—
Columbus Day (October 12, 2009)	—
Veterans Day (November 11, 2009)	—
Thanksgiving (November 26, 2009)	Friday, November 27, 2009
Christmas (December 25, 2009)	Thursday, December 24, 2009
New Year’s Day (January 1, 2010)	Thursday, December 31, 2009
Martin Luther King Day (January 19, 2010)	—
Presidents’ Day (February 16, 2010)	—
Good Friday (April 2, 2010)	Thursday, April 1, 2010
Memorial Day (May 31, 2010)	Friday, May 28, 2010
Independence Day (July 5, 2010)	—
Labor Day (September 6, 2010)	—
Columbus Day (October 11, 2010)	—
Veterans Day (November 11, 2010)	—
Thanksgiving Day (November 25, 2010)	Friday, November 26, 2010
Christmas (December 24, 2010)	Thursday, December 23, 2010
New Year’s Day (December 31, 2010)	Thursday, December 30, 2010

In addition, each fund may suspend redemption privileges or postpone the date of payment (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for such fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the fund.

UBS Global Asset Management	A-1

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Ticker symbols:
UBS Select Prime Investor Fund	SPIXX
UBS Select Treasury Investor Fund	STRXX
UBS Select Tax-Free Investor Fund	SFRXX

If you want more information about the funds, the following documents are available free of charge upon request:

Annual/semiannual reports
Additional information about each fund’s investments is available in the fund’s annual and semiannual reports to shareholders.

Statement of Additional Information (SAI)
The funds’ SAI provides more detailed information about the funds and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds’ annual and semiannual reports and their SAI by contacting the funds directly at 1-800-647 1568. You may also request other information about the funds and make shareholder inquiries via this number. Because of limited investor requests for the SAI and the availability of the SAI via a toll free number, the advisor has not made the SAI available on its Web site.

You may review and copy information about each fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551 8090. You can get copies of reports and other information about the funds:		UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Select Tax-Free Investor Fund Prospectus August 28, 2009

• For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102; or

• Free, from the EDGAR database on the SEC’s Internet Web site at http://www.sec.gov.

UBS Money Series
—UBS Select Prime Investor Fund
—UBS Select Treasury Investor Fund
—UBS Select Tax-Free Investor Fund
Investment Company Act File No. 811-08767

©2009 UBS Global Asset Management (US) Inc.
All rights reserved.
S029

UBS Select Prime Capital Fund
UBS Select Treasury Capital Fund
UBS Select Tax-Free Capital Fund
Prospectus

August 28, 2009

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds’ shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

Contents
The funds
What every investor should know about the funds

UBS Select Prime Capital Fund
Investment objective, strategies and risks	1
Performance	3
Expenses and fee tables	5

UBS Select Treasury Capital Fund
Investment objective, strategies and risks	7
Performance	9
Expenses and fee tables	11

UBS Select Tax-Free Capital Fund
Investment objective, strategies and risks	13
Performance	15
Expenses and fee tables	17

More about risks and investment strategies	19

Your investment
Information for managing your fund account
Managing your fund account	22
—Buying shares
—Selling shares
—Exchanging shares
—Transfer of account limitations
—Additional information about your account
—Market timing
—Pricing and valuation

Additional information
Additional important information about the funds
Management	29
Dividends and taxes	31
Disclosure of portfolio holdings	33
Financial highlights	34
Appendix A: Additional information regarding purchases and redemptions	A-1
Where to learn more about the funds	Back cover

The funds are not a complete or balanced investment program.

UBS Global Asset Management

UBS Select Prime Capital Fund

Investment objective, strategies and risks

Fund objective
Maximum current income consistent with liquidity and the preservation of capital.

Principal investment strategies
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

• short-term obligations of the US government and its agencies and instrumentalities;

• repurchase agreements;

• obligations of US and non-US banks; and

• commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

• Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

• Foreign investing risk—The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic

UBS Global Asset Management	1

UBS Select Prime Capital Fund

  developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

• US Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

• Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

• Liquidity risk—Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

2	UBS Global Asset Management

UBS Select Prime Capital Fund

Performance

There is no performance information quoted for the fund as the fund had not yet commenced operations as of the date of this prospectus.

Risk/return bar chart and table
The following bar chart and table give some indication of the risks of an investment in the fund. The bar chart shows the performance of UBS Select Prime Institutional Fund (formerly UBS Select Money Market Fund) as an independent fund for the periods through August 27, 2007 and as a feeder fund in Prime Master Fund beginning on August 28, 2007. (Prime Master Fund is the master fund in which the fund and UBS Select Prime Institutional Fund both invest). The fund would have similar performance; however, the past performance of UBS Select Prime Institutional Fund does not necessarily indicate how the fund will perform in the future.

The bar chart shows how the performance of UBS Select Prime Institutional Fund has varied from year to year, and has been adjusted to reflect the higher expenses of the fund because of its distribution, shareholder servicing and other different fee and expense arrangements. The bar chart does not reflect the lower expenses of the fund due to the contractual fee waiver/expense reimbursement agreement which will be in effect through August 31, 2010. If it did, total returns shown would be higher.

The table that follows the bar chart shows the average annual returns over various time periods for UBS Select Prime Institutional Fund adjusted to reflect the higher fees and estimated expenses of the fund.

Best quarter during years shown: 3rd quarter, 2000: 1.56%
Worst quarter during years shown: 1st quarter, 2004: 0.13%

UBS Global Asset Management	3

UBS Select Prime Capital Fund

Average annual total returns*
as of December 31, 2008

One year	2.41%
Five years	3.05%
Life of fund**	3.18%

*	The table reflects the performance of UBS Select Prime Institutional Fund, as explained above, and has been adjusted to reflect the higher expenses of the fund because of its distribution, shareholder servicing and other different fee and expense arrangements. The performance data does not reflect the lower expenses of the fund due to the contractual fee waiver/expense reimbursement agreement that will be in effect through August 31, 2010. If it did, the total returns shown would be higher.
**	The inception date for UBS Select Prime Institutional Fund is August 10, 1998.

4	UBS Global Asset Management

UBS Select Prime Capital Fund

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**		0.20%
Distribution (12b-1) fees		0.25%
Other expenses***
Shareholder servicing fee	0.10%
Miscellaneous expenses	0.05%

		0.15%

Total annual fund operating expenses		0.60%

Less management fee waiver/expense reimbursements†		(0.10)%

Net expenses†		0.50%

*	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”)
**	Management fees are based on estimated fund assets under management of less than $30 billion during the fund’s first fiscal year of operations. Management fees include fees allocated from Prime Master Fund and are comprised of investment advisory and administration fees.
***	Expenses are based on estimated amounts for the fund’s first fiscal year of operations.
†	The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund’s ordinary net expenses through August 31, 2010 (excluding interest expense, if any, and extraordinary expenses) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years

UBS Global Asset Management	5

UBS Select Prime Capital Fund

without causing the fund’s expenses in any of those three years to exceed this expense cap. In addition, in connection with voluntary agreements with the financial intermediaries that are selling fund shares, the fund’s principal underwriter has agreed to voluntarily waive fees or reimburse fund expenses so that total fund expenses do not exceed 0.45%. Also, UBS Global AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that fund yields drop below a certain level. Once started, there is no guarantee that voluntary waivers/reimbursements would continue. Waivers/reimbursements may impact the fund’s performance.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above, except for the period when the fund’s expenses are lower due to its contractual fee waiver/expense reimbursement agreement. The example does not reflect voluntary fee waivers. If it did, your expenses may be lower than shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years

$51	$182

6	UBS Global Asset Management

UBS Select Treasury Capital Fund

Investment objective, strategies and risks

Fund objective
Maximum current income consistent with liquidity and the preservation of capital.

Principal investment strategies
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund’s direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

• Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

UBS Global Asset Management	7

UBS Select Treasury Capital Fund

• US Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security.

A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

• Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

• Liquidity risk—Although the fund invests in securities issued by the US Treasury, and in related repurchase agreements, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

8	UBS Global Asset Management

UBS Select Treasury Capital Fund

Performance

There is no performance information quoted for the fund as the fund had not yet commenced operations as of the date of this prospectus.

Risk/return bar chart and table
The following bar chart and table give some indication of the risks of an investment in the fund. The bar chart shows the performance of UBS Select Treasury Institutional Fund (formerly UBS Select Treasury Fund) as an independent fund for the periods through August 27, 2007 and as a feeder fund in Treasury Master Fund beginning on August 28, 2007. (Treasury Master Fund is the master fund in which the fund and UBS Select Treasury Institutional Fund both invest). The fund would have similar performance; however, the past performance of UBS Select Treasury Institutional Fund does not necessarily indicate how the fund will perform in the future.

The bar chart shows how the performance of UBS Select Treasury Institutional Fund has varied from year to year, and has been adjusted to reflect the higher expenses of the fund because of its distribution, shareholder servicing and other different fee and expense arrangements. The bar chart also does not reflect the lower expenses of the fund due to the contractual fee waiver/expense reimbursement agreement which will be in effect for at least until August 31, 2010. If it did, total returns shown would be higher.

The table that follows the bar chart shows the average annual returns over various time periods for UBS Select Treasury Institutional Fund adjusted to reflect the higher fees and estimated expenses of the fund.

Best quarter during years shown: 4th quarter, 2006: 1.19%
Worst quarter during years shown: 4th quarter, 2008: (0.03)%

UBS Global Asset Management	9

UBS Select Treasury Capital Fund

Average annual total returns*
as of December 31, 2008

One year	1.16%
Life of fund**	2.73%

*	The table reflects the performance of UBS Select Treasury Institutional Fund, as explained above, and has been adjusted to reflect the higher expenses of the fund because of its distribution, shareholder servicing and other different fee and expense arrangements. The performance data does not reflect the lower expenses of the fund due to the contractual fee waiver/expense reimbursement agreement that will be in effect through August 31, 2010. If it did, the total returns shown would be higher.
**	The inception date for UBS Select Treasury Institutional Fund is March 23, 2004.

10	UBS Global Asset Management

UBS Select Treasury Capital Fund

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**		0.20%
Distribution (12b-1) fees		0.25%
Other expenses***
Shareholder servicing fee	0.10%
Miscellaneous expenses	0.05%

		0.15%

Total annual fund operating expenses		0.60%

Less management fee waiver/expense reimbursements†		(0.10)%

Net expenses†		0.50%

*	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”)
**	Management fees are based on estimated fund assets under management of less than $30 billion during the fund’s first fiscal year of operations. Management fees include fees allocated from Treasury Master Fund and are comprised of investment advisory and administration fees.
***	Expenses are based on estimated amounts for the fund’s first fiscal year of operations.
†	The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund’s ordinary net expenses through August 31, 2010 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years

UBS Global Asset Management	11

UBS Select Treasury Capital Fund

without causing the fund’s expenses in any of those three years to exceed this expense cap. In addition, in connection with voluntary agreements with the financial intermediaries that are selling fund shares, the fund’s principal underwriter has agreed to voluntarily waive fees or reimburse fund expenses so that total fund expenses do not exceed 0.45%. Also, UBS Global AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that fund yields drop below a certain level. Once started, there is no guarantee that voluntary waivers/reimbursements would continue. Waivers/reimbursements may impact the fund’s performance.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above, except for the period when the fund’s expenses are lower due to its contractual fee waiver/expense reimbursement agreement. This example does not reflect voluntary fee waivers. If it did, your expenses may be lower than shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years

$51	$182

12	UBS Global Asset Management

UBS Select Tax-Free Capital Fund

Investment objective, strategies and risks

Fund objective
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.

Principal investment strategies
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the 80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the master fund and administrator for the fund. As investment advisor, UBS Global AM makes the master fund’s investment decisions. UBS Global AM selects money market instruments for the master fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

• Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

• Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

UBS Global Asset Management	13

UBS Select Tax-Free Capital Fund

• Liquidity risk—Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

14	UBS Global Asset Management

UBS Select Tax-Free Capital Fund

Performance

There is no performance information quoted for the fund as the fund had not yet commenced operations as of the date of this prospectus.

Risk/return bar chart and table
The following bar chart and table give some indication of the risks of an investment in the fund. The bar chart shows the performance of UBS Select Tax-Free Institutional Fund, a feeder fund in Tax-Free Master Fund. (Tax-Free Master Fund is the master fund in which the fund and UBS Select Tax-Free Institutional Fund both invest.) The fund would have similar performance; however, the past performance of UBS Select Tax-Free Institutional Fund does not necessarily indicate how the fund will perform in the future.

The bar chart shows the performance of UBS Select Tax-Free Institutional Fund during its first calendar year of operations, and has been adjusted to reflect the higher expenses of the fund because of its distribution, shareholder servicing and other different fee and expense arrangements. The bar chart does not reflect the lower expenses of the fund due to the contractual fee waiver/expense reimbursement agreement which will be in effect through August 31, 2010. If it did, total returns shown would be higher.

The table that follows the bar chart shows the average annual returns over the various time periods for UBS Select Tax-Free Institutional Fund adjusted to reflect the higher fees and estimated expenses of the fund.

Best quarter during year shown: 1st quarter, 2008: 0.50%
Worst quarter during year shown: 4th quarter, 2008: 0.25%

UBS Global Asset Management	15

UBS Select Tax-Free Capital Fund

Average annual total returns*
as of December 31, 2008

One year	1.52%
Life of fund**	1.93%

*	The table reflects the performance of UBS Select Tax-Free Institutional Fund, as explained above, and has been adjusted to reflect the higher expenses of the fund because of its distribution, shareholder servicing and other different fee and expense arrangements. The performance data does not reflect the lower expenses of the fund due to the contractual fee waiver/expense reimbursement agreement that will be in effect through August 31, 2010. If it did, the total returns shown would be higher.
**	The inception date for UBS Select Tax-Free Institutional Fund is August 28, 2007.

16	UBS Global Asset Management

UBS Select Tax-Free Capital Fund

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**		0.20%
Distribution (12b-1) fees		0.25%
Other expenses***
Shareholder servicing fee	0.10%
Miscellaneous expenses	0.05%

		0.15%

Total annual fund operating expenses		0.60%

Less management fee waiver/expense reimbursements†		(0.10)%

Net expenses†		0.50%

*	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Tax-Free Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”)
**	Management fees are based on estimated fund assets under management of less than $30 billion during the fund’s first fiscal year of operations. Management fees include fees allocated from Tax-Free Master Fund and are comprised of investment advisory and administration fees.
***	Expenses are based on estimated amounts for the fund’s first fiscal year of operations.
†	The fund and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the total operating expenses of the fund through August 31, 2010 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund’s expenses in any of those three years to exceed this expense cap. In addition, in connection with voluntary agreements with financial intermediaries that are selling fund shares, the fund’s principal underwriter has agreed to voluntarily waive fees or reimburse fund expenses so that total fund expenses do not exceed 0.45%. Also, UBS Global AM may voluntarily undertake to waive fees and/or

UBS Global Asset Management	17

UBS Select Tax-Free Capital Fund

reimburse expenses in the event that fund yields drop below a certain level. Once started, there is no guarantee that voluntary waivers/reimbursements would continue. Waivers/reimbursements may impact the fund’s performance.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above, except for the period when the fund’s expenses are lower due to its contractual fee waiver/expense reimbursement agreement. This example does not reflect voluntary fee waivers. If it did, your expenses may be lower than shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years

$51	$182

18	UBS Global Asset Management

More about risks and investment strategies

Principal risks
The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to each fund under the “Investment objective, strategies and risks” heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds’ Statement of Additional Information (“SAI”). Information on how you can obtain the SAI can be found on the back cover of this prospectus.

Credit risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument’s value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk. The credit quality of an issuer can change rapidly due to market developments and may affect the fund’s ability to maintain a $1.00 share price.

Foreign investing risk. UBS Select Prime Capital Fund may invest in foreign money market instruments that are denominated in US dollars. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

US Government securities risk. Various types of US government securities have different levels of credit support, and therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the US government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae (also known as Government National Mortgage Association or GNMA), present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the issuer’s right to borrow from the US Treasury, subject to certain limitations, such as securities issued by Federal Home Loan Banks, and securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the credit of the issuing agencies are subject to a greater degree of credit risk. Freddie Mac (also known as Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (also known as Federal National Mortgage Association or FNMA) historically were agencies sponsored by the US government that were supported only by the credit of the issuing agencies and not backed by the full faith and credit of the United States. However, on September 7, 2008, due to the value of Freddie Mac’s and Fannie Mae’s securities falling sharply and concerns that the firms did not have

UBS Global Asset Management	19

sufficient capital to offset losses resulting from the mortgage crisis, the Federal Housing Finance Agency (“FHFA”) placed Freddie Mac and Fannie Mae into conservatorship. The effect that this conservatorship will have on the entities and their guarantees is uncertain. Although the US government or its agencies provided financial support to such entities, no assurance can be given that they will always do so. The US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

Interest rate risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund’s investments will fall. Also, a fund’s yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund’s income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund’s income generally will tend to fall more slowly.

Liquidity risk. The funds’ investments may become less liquid due to market developments or adverse investor perception. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the funds may have to accept a lower price or may not be able to sell an instrument at all. The inability to sell an instrument could adversely affect a fund’s ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities. This risk may increase during an unusually high volume of redemption requests by even a few large investors or unusual market conditions.

Additional risks
Political risk. With respect to UBS Select Tax-Free Capital Fund, political or regulatory developments could adversely affect the tax-exempt status of interest paid on municipal securities or the tax-exempt status of a municipal money market fund’s dividends. These developments could also cause the value of a fund’s municipal money market instruments to fall.

Structured security risk. UBS Select Prime Capital Fund and UBS Select Tax-Free Capital Fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, either fund could suffer a loss.

Additional information about investment strategies
Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share. The funds’ investment strategies are designed to comply with these requirements. The funds may invest in high quality, short-term, US dollar-denominated money market instruments paying a fixed, variable or floating interest rate.

20	UBS Global Asset Management

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying each fund’s composition and weighted average maturity based upon UBS Global AM’s assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

Each fund may invest to a limited extent in shares of similar money market funds.

The funds may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that a fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, UBS Global AM may manage a fund more conservatively than if it were not rated.

As noted above, under normal circumstances, UBS Select Treasury Capital Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and repurchase agreements relating to those instruments. UBS Select Treasury Capital Fund’s 80% policy is a “non-fundamental” policy. This means that this investment policy may be changed by the fund’s board without shareholder approval. However, UBS Select Treasury Capital Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change to the 80% investment policy.

As noted above, under normal circumstances, UBS Select Tax-Free Capital Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments the income from which is exempt from federal income tax. UBS Select Tax-Free Capital Fund’s 80% policy is a “fundamental policy.” This means that the fund may not deviate from its 80% policy without the approval of its shareholders.

Defensive positions for UBS Select Tax-Free Capital Fund. During adverse market conditions or when UBS Global AM believes there is an insufficient supply of the municipal securities in which Tax-Free Master Fund primarily invests, the fund may temporarily invest in other types of municipal securities or may invest in money market instruments that pay taxable interest. These instruments may not be consistent with achieving the fund’s investment objective during the periods that they are held.

UBS Global Asset Management	21

Managing your fund account

The following pages tell you how to buy, sell and exchange shares of each fund.

Buying shares
The funds accept the settlement of purchase orders only in available federal funds deposited by a commercial bank in an account at a Federal Reserve Bank, which can be transferred to a similar account of another bank in one day and may be made immediately available to a fund through its custodian.

You may buy fund shares through financial intermediaries who are authorized to accept purchase orders on behalf of the funds. If you buy fund shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You may also buy fund shares directly by calling the funds’ transfer agent, PNC Global Investment Servicing (“PNC”), at 1-888-547 FUND and speaking to a representative. If you buy fund shares directly, you will need to complete an account application in connection with your initial purchase. You can get a copy of the application from UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) or a financial intermediary or by calling the transfer agent toll-free 1-888-547 FUND.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. A fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund’s bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”), and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”) are open. (Holidays are listed on Appendix A to this prospectus.)

Orders to buy shares received by the fund’s transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders for UBS Select Tax-Free Capital Fund received after noon (Eastern time) but before 2:00 p.m. (Eastern time) will normally be executed before 2:00 p.m. (Eastern time). UBS Select Tax-Free Capital Fund does not accept purchase orders received after 2:00 p.m. (Eastern time). For UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund, orders received after

22	UBS Global Asset Management

2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time). Financial intermediaries may impose additional guidelines for when orders must be placed.

A fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Similarly, UBS Select Tax-Free Capital Fund will advance the final time by which orders to buy shares must be received by the transfer agent to noon (Eastern time) on those days that SIFMA has recommended that the bond markets close early. (The normal deadline for redemptions for the Tax-Free Fund is noon (Eastern time)). Appendix A to this prospectus lists the SIFMA US holiday recommendations schedule for the remainder of 2009 and for 2010. These days most often occur on the afternoon of a business day prior to a national holiday.

The funds, UBS Global AM and UBS Global AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently. UBS Global AM (US) may return without notice money wired to a fund if the investor fails to place a corresponding share purchase order.

Wire instructions. You may instruct your bank to transfer federal funds by wire to:

PNC Bank
Philadelphia, PA
ABA #0310-0005-3

BNF: Mutual Fund Services A/C 8614973575
RE: Purchase shares of (insert name of fund)
FFC: (Name of Account and Account Number)

You should not wire money directly to the fund’s transfer agent if your shares are held in “street name,” as described above in “Buying shares.” A financial intermediary or your bank may impose a service charge for wire transfers.

Minimum investment. The minimum investment level for initial purchases generally is $100,000. Financial intermediaries may satisfy this minimum requirement if the “street name” accounts established with the funds on behalf of each of their clients meet this threshold. Direct purchasers may invest in the funds only if they have a relationship with a financial intermediary who has entered into a shareholder servicing agreement with UBS Global AM (US). Subsequent purchases, and purchases through exchanges, may be subject to a minimum investment level of $100,000. That is, if a fund account balance has fallen below the minimum initial investment amount, UBS Global AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least such amount after the purchase.

UBS Global Asset Management	23

Electronic trade entry. The funds may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. This option is not available if your shares are held in “street name,” as described above in “Buying shares.” For more information about this option and its availability, contact your investment professional at your financial intermediary, or contact the transfer agent at 1-888-547 FUND.

Selling shares
You may sell your shares through financial intermediaries that are authorized to accept redemption requests. If you sell your shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

Orders to sell shares received by the funds’ transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). UBS Select Tax-Free Capital Fund does not accept redemption orders received after noon (Eastern time). For UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under “Buying shares,” a fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in cash. Proceeds from the sale will be wired to one or more accounts you have designated. If a redemption order is received by 5:00 p.m. (Eastern time) (noon (Eastern time) in the case of UBS Select Tax-Free Capital Fund), the proceeds ordinarily will be transmitted in federal funds on the same day. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the accounts noted above.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account or your account at your financial intermediary may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Global AM (US), a financial intermediary nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

The transfer agent will process orders to sell shares only if you have on file with it a properly completed account application with a signature guarantee (if you have previously completed one in connection with a direct purchase of fund shares), or other authentication acceptable to the transfer agent.

24	UBS Global Asset Management

The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application or account records.

A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The transfer agent will not accept signature guarantees that are not part of these programs.

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.

Exchanging shares
You may exchange shares of a fund for shares of the other funds.

Exchange orders for each fund are normally accepted up until noon (Eastern time) for UBS Select Tax-Free Capital Fund and 5:00 p.m. (Eastern time) for UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund. Exchange orders received after those times will not be effected, and you or your financial intermediary will have to place an exchange order before those times on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order through a financial intermediary. The financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. The transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

Transfer of account limitations
If you hold your shares with a broker or other financial intermediary, please note that if you change firms, you may not be able to transfer your fund shares to an account at the new firm. Fund shares may only be transferred to an account held with a broker or other financial intermediary that has entered into an agreement

UBS Global Asset Management	25

with the fund’s principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund’s transfer agent, PNC. Please contact your broker or other financial intermediary for information on how to transfer your shares to the fund’s transfer agent. If you transfer your shares to the fund’s transfer agent, the fund’s principal underwriter may be named as the dealer of record, and you will receive ongoing account statements from PNC. Should you have any questions regarding the portability of your fund shares, please contact your broker, Financial Advisor or other financial intermediary.

Additional information about your account
You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

UBS Global AM (US) (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM (US) and the entity.

It costs a fund money to maintain shareholder accounts. Therefore, each fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund’s net asset value.

Market timing
Frequent purchases and redemptions of fund shares could increase each fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of each fund’s portfolio, which could impact each fund’s performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and

26	UBS Global Asset Management

withdraw their funds quickly, without restriction. UBS Global AM (US) anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. UBS Global AM (US) also believes that money market funds, such as the funds offered in this Prospectus, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the Board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS Global AM funds that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for another UBS Global AM fund, please see that fund’s Prospectus.

Pricing and valuation
The price of fund shares is based on net asset value. The net asset value is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each master fund values its securities at their amortized cost, and each feeder fund buys the corresponding master fund’s interests at the master fund’s net asset value. The amortized cost method uses a constant amortization to maturity of the difference between the cost of the instrument to a fund and the amount due at maturity. Each fund’s net asset value per share is expected to be $1.00, although this value is not guaranteed.

The net asset value per share for UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund is normally determined four times each business day as of the following:

• 9:00 a.m. (Eastern time);

• noon (Eastern time);

• 2:30 p.m. (Eastern time);

• 5:00 p.m. (Eastern time).

The net asset value per share for UBS Select Tax-Free Capital Fund is normally determined three times each business day as of the following:

• 9:00 a.m. (Eastern time);

• noon (Eastern time);

• 2:00 p.m. (Eastern time).

Your price for buying or selling shares will be based upon the net asset value that is next calculated after the fund receives your order.

On any day that a fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under “Buying shares,” the time for determination of the fund’s net asset value

UBS Global Asset Management	27

per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even though it normally prices its shares more frequently.

Distribution and shareholder service fees
Each feeder fund has adopted a plan under rule 12b-1 that allows the fund to pay distribution fees for the sale and distribution of its shares at the annual rate of 0.25% of its average net assets. Because these fees are paid out of each feeder fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, each feeder fund has adopted a separate plan under which the fund pays for shareholder service activities at the annual rate of 0.10% of its average net assets. The aggregate fees paid by each feeder fund under both plans are 0.35% of its average net assets.

28	UBS Global Asset Management

Management

Investment advisor
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (the “Master Funds”), which are the master funds in which the funds invest their assets. UBS Global AM also acts as the administrator for the funds. As investment advisor, UBS Global AM makes the master funds’ investment decisions. It buys and sells securities for the master funds and conducts the research that leads to the purchase and sale decisions.

UBS Global AM is a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and at 51 West 52nd Street, New York, New York, 10019-6114. UBS Global AM is an investment advisor registered with the US Securities and Exchange Commission (the “SEC”). UBS Global AM is an indirect wholly owned subsidiary of UBS AG (“UBS”). As of June 30, 2009, UBS Global AM had approximately $142 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $547 billion in assets under management worldwide as of June 30, 2009. UBS is an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry.

Advisory and administration fees
UBS Global AM’s contract fee for the advisory and administrative services it provides to each master fund is based on the following fee schedule:

$0 – $30 billion	0.1000%
Above $30 billion up to $40 billion	0.0975%
Above $40 billion up to $50 billion	0.0950%
Above $50 billion up to $60 billion	0.0925%
Above $60 billion	0.0900%

UBS Global AM’s contract fee for the administrative services it provides to each feeder fund is 0.10% of each feeder fund’s average daily net assets.

A discussion of the basis for the board’s approval of the Management Agreement between UBS Global AM and Master Trust with respect to the Master Funds is available in the funds’ semiannual report to shareholders for the fiscal period ended October 31, 2008.

Master-feeder structure. UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund are “feeder funds” that invest all of their assets in “master funds” — Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. The feeder funds and their respective master funds have the same investment objectives.

UBS Global Asset Management	29

The master funds may accept investments from other feeder funds. Each feeder fund bears the master fund’s expenses in proportion to their investment in the master fund. Each feeder fund can set its own transaction minimums, feeder fund-specific expenses and other conditions. This arrangement allows each feeder fund’s Trustees to withdraw the feeder fund’s assets from the master fund if they believe doing so is in the shareholders’ best interests. If the Trustees withdraw the feeder fund’s assets, they would then consider whether the feeder fund should hire its own investment advisor, invest in a different master fund or take other action.

Other information
To the extent authorized by law, each fund reserves the right to discontinue offering shares at any time merge, reorganize itself or cease operations and liquidate.

30	UBS Global Asset Management

Dividends and taxes

Dividends
Each fund declares dividends daily and pays them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder’s account.

Each fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. Each fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

Shares of each fund earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

You will receive dividends in additional shares unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your firm’s representative or Financial Advisor (if you purchased your shares through a financial intermediary) or the transfer agent (if you purchased your shares directly).

While each fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s fund account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

Taxes
The dividends that you receive from UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash, and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax until proceeds are withdrawn from the plan.

Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.

Each fund will tell you annually the character of dividends for tax reporting purposes. You will not

UBS Global Asset Management	31

recognize any gain or loss on the sale or exchange of your fund shares as long as the fund maintains a share price of $1.00.

The dividends that you receive from UBS Select Tax-Free Capital Fund generally are not subject to federal income tax. If you are subject to alternative minimum tax, a portion of the dividends paid by UBS Select Tax-Free Capital Fund may be included in computing such taxes. The dividends received from UBS Select Tax-Free Capital Fund are generally subject to any applicable state taxes.

The general exemption from federal taxes for dividends paid by UBS Select Tax-Free Capital Fund will not benefit investors in tax-sheltered retirement plans or other entities or individuals not subject to federal taxes. Further, distributions by tax-sheltered retirement plans are generally taxable even if earnings are derived from tax-exempt dividends. As a result, UBS Select Tax-Free Capital Fund is generally not an appropriate investment for tax-sheltered retirement plans.

Each fund may be required to withhold a 28% federal tax on all dividends payable to you

• if you fail to provide the fund with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

• if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents may be subject to a 30% withholding tax.

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the funds’ SAI.

32	UBS Global Asset Management

Disclosure of portfolio holdings

Each fund is a “feeder fund” that invests in securities through an underlying master fund. Each fund and the corresponding master fund have the same investment objective.

The complete portfolio holdings of each master fund will be posted on the fund advisor’s website at http://www.ubs.com/1/e/globalam/america/institutional_clients/money_market_fund.html on a monthly basis. Under normal circumstances, detailed portfolio holdings information for each master fund as of the most recent month-end is expected to be posted approximately 15 days after the end of a month. Additionally, an abbreviated portfolio holdings report for the master fund in which UBS Select Prime Capital Fund invests will be available on a weekly basis. (The abbreviated weekly portfolio holdings report will contain less information about each holding.) Under normal circumstances, the abbreviated report will be as of the last business day in a week and is expected to be posted by the Thursday or Friday of the following week. Both monthly and weekly information will be posted to the web site at least one day prior to other public dissemination.

Monthly and weekly portfolio holdings information postings will continue to remain available on the website, along with any more current holdings information, at least until the date on which a fund files its portfolio holdings information with the SEC on Forms N-Q or N-CSR for the period that included the date as of which the web site information is current. (For example, a fund files its annual report for its most recent fiscal year ended April 30th with the SEC on Form N-CSR around the beginning of July. Monthly and weekly portfolio holdings information for periods ended April 30th could be removed from the web site once the annual report is filed, but not until then.)

Each fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. Each fund’s Forms N-Q and Forms N-CSR are available on the SEC’s website at http://www.sec.gov. Each fund’s Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551 8090. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the funds upon request by calling 1-800-647 1568. Please consult the funds’ SAI for a description of the policies and procedures that govern disclosure of the funds’ portfolio holdings.

UBS Global Asset Management	33

Financial highlights

As of April 30, 2009, the funds had not commenced operations. Accordingly, financial highlights information is not available for the funds.

34	UBS Global Asset Management

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Appendix A

Additional information regarding purchases and redemptions

The funds are open for business each day that the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”) and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) are open. One or more of these will be closed on the observance of the holidays listed below. In addition, UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Similarly, UBS Select Tax-Free Capital Fund will advance the final time by which orders to buy shares must be received by the transfer agent to noon (Eastern time) on those days that SIFMA has recommended that the bond markets close early. (The normal deadline for redemptions for the Tax-Free Fund is noon (Eastern time).) Those days remaining through 2010 are listed below.

Early close
Holidays (observed)	(2:00 p.m., eastern time)

Labor Day (September 7, 2009)	—
Columbus Day (October 12, 2009)	—
Veterans Day (November 11, 2009)	—
Thanksgiving (November 26, 2009)	Friday, November 27, 2009
Christmas (December 25, 2009)	Thursday, December 24, 2009
New Year’s Day (January 1, 2010)	Thursday, December 31, 2009
Martin Luther King Day (January 19, 2010)	—
Presidents’ Day (February 16, 2010)	—
Good Friday (April 2, 2010)	Thursday, April 1, 2010
Memorial Day (May 31, 2010)	Friday, May 28, 2010
Independence Day (July 5, 2010)	—
Labor Day (September 6, 2010)	—
Columbus Day (October 11, 2010)	—
Veterans Day (November 11, 2010)	—
Thanksgiving Day (November 25, 2010)	Friday, November 26, 2010
Christmas (December 24, 2010)	Thursday, December 23, 2010
New Year’s Day (December 31, 2010)	Thursday, December 30, 2010

In addition, each fund may suspend redemption privileges or postpone the date of payment (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for such fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the fund.

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Ticker symbols:		UBS Select Prime Capital Fund UBS Select Treasury Capital Fund UBS Select Tax-Free Capital Fund Prospectus August 28, 2009
UBS Select Prime Capital Fund	[XXX]
UBS Select Treasury Capital Fund	[XXX]
UBS Select Tax-Free Capital Fund	[XXX]

If you want more information about the funds, the following documents are available free of charge upon request:

Annual/semiannual reports
Additional information about each fund’s investments will be available in the fund’s annual and semiannual reports to shareholders.

Statement of Additional Information (SAI)
The funds’ SAI provides more detailed information about the funds and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds’ annual and semiannual reports and their SAI by contacting the funds directly at 1-800-647 1568. You may also request other information about the funds and make shareholder inquiries via this number. Because of limited investor requests for the SAI and the availability of the SAI via a toll free number, the advisor has not made the SAI available on its Web site.

You will be able to review and copy information about each fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551 8090. You can get copies of reports and other information about the funds:

•	For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102; or

•	Free, from the EDGAR database on the SEC’s Internet Web site at http://www.sec.gov.

UBS Money Series
—UBS Select Prime Capital Fund
—UBS Select Treasury Capital Fund
—UBS Select Tax-Free Capital Fund
Investment Company Act File No. 811-08767

©2009 UBS Global Asset Management (US) Inc.
All rights reserved.
YYYY

UBS Cash Reserves Fund
UBS Liquid Assets Fund
Statement of Additional Information
August 28, 2009

51 West 52nd Street
New York, New York 10019-6114

UBS Cash Reserves Fund (“Cash Reserves Fund”) and UBS Liquid Assets Fund (“Liquid Assets Fund”) are diversified series of UBS Money Series (“Trust”), a professionally managed open-end investment company.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) is the funds’ investment advisor and administrator. UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) serves as principal underwriter for the funds. UBS Global AM and UBS Global AM (US) are indirect wholly owned subsidiaries of UBS AG.

Portions of each fund’s annual report to shareholders are incorporated by reference into this Statement of Additional Information (“SAI”). The annual reports accompany this SAI. You may obtain an additional copy of a fund’s annual report without charge by calling toll-free 1-800-647 1568.

This SAI is not a prospectus and should be read only in conjunction with the current prospectus of the relevant fund(s), dated August 28, 2009. A copy of a fund’s prospectus may be obtained by calling your Financial Advisor or by calling the fund toll-free at 1-800-647 1568. The prospectus for each fund contains more complete information about that fund. You should read it carefully before investing. This SAI is dated August 28, 2009.

The funds and their investment policies

Each fund’s investment objective may not be changed without shareholder approval. Except where noted, the investment policies of a fund may be changed by its board of trustees (“board”) without shareholder approval.

Each fund’s investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The funds invest in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments include short-term debt obligations and similar securities. They also include longer term securities that have variable interest rates or other special features that give them the financial characteristics of short-term debt. These instruments include (1) US and foreign government securities, (2) obligations of US and non-US banks, (3) commercial paper and other short-term obligations of US and foreign corporations, partnerships, trusts and similar entities, (4) repurchase agreements and (5) investment company securities. Each fund maintains a dollar-weighted average portfolio maturity of 90 days or less. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

The funds may invest in obligations (including certificates of deposit, bankers’ acceptances, time deposits and similar obligations) of US and non-US banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. Each fund’s investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.

The funds may purchase only those obligations that UBS Global AM determines, pursuant to procedures adopted by the board, present minimal credit risks and are “First Tier Securities” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). First Tier Securities include US government securities and securities of other registered investment companies that are money market funds. Other First Tier Securities are either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations (“rating agencies”), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by UBS Global AM to be of comparable quality.

Each fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than US government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The funds may purchase only US dollar denominated obligations of non-US issuers.

Each fund may invest up to 10% of its net assets in illiquid securities. The funds may purchase securities on a when-issued or delayed delivery basis. Each fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. Each fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 10% of its total assets. The costs associated with borrowing may reduce the fund’s net income. See “The funds’ investments, related risks and limitations — Investment limitations of the funds” for more information regarding borrowing. Each fund may invest in the securities of other investment companies.

The funds’ investments, related risks and limitations

The following supplements the information contained in the prospectuses and above concerning the funds’ investments, related risks and limitations. Except as otherwise indicated in the prospectuses or this SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The funds may invest in these instruments to the extent consistent with their investment objectives.

Yields and credit ratings of money market instruments; First Tier Securities.   The yields on the money market instruments in which each fund invests are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

Subsequent to its purchase by a fund, an issue may cease to be rated or its rating may be reduced. If a security in a fund’s portfolio ceases to be a First Tier Security (as defined above) or UBS Global AM becomes aware that a security has received a rating below the second highest rating by any rating agency, UBS Global AM and, in certain cases, the board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

US government securities.  US government securities include direct obligations of the US Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or its instrumentalities. These US government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises that are not guaranteed or insured by the US government. Other US government securities may be backed by the full faith and credit of the US government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

US government securities also include separately traded principal and interest components of securities issued or guaranteed by the US Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the US Treasury.

Commercial paper and other short-term obligations.  Commercial paper includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. A fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission (“SEC”). Descriptions of certain types of short-term obligations are provided below.

Asset-backed securities.   Each fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See “The funds’ investments, related risks and limitations — Credit and liquidity enhancements.”

Variable and floating rate securities and demand instruments.  Each fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by US government agencies or instrumentalities or guaranteed by the US government. In addition, a fund may purchase variable and floating rate securities of other issuers. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives a fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity.

A fund’s investments in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. See “The funds’ investments, related risks and limitations — Credit and liquidity enhancements.”

Generally, a fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day US Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

Auction rate and remarketed preferred stock.  The funds may purchase certain types of auction rate preferred stock (“ARPS”) and/or remarketed preferred stock (“RPS”) subject to a demand feature. These purchases may include ARPS and RPS issued by closed-end investment companies. ARPS or RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. ARPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both ARPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of ARPS and RPS may exercise a demand feature and has the right to sell the ARPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost; other holders may suffer a partial or complete loss of liquidity. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.

The funds’ investments in ARPS and RPS issued by closed-end funds also are subject to limitations that generally prohibit a fund from investing more than 10% of its assets in securities of other investment companies. See “The funds’ investments, related risks and limitations — Investments in other investment companies.”

Variable amount master demand notes.  Each fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between a fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by a fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.

Investing in non-US securities.  Each fund’s investments in US dollar denominated securities of non-US issuers may involve risks that are different from investments in US issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund’s investments. Additionally, there may be less publicly available information about non-US issuers because they may not be subject to the same regulatory requirements as US issuers. A fund’s investments in securities issued by US finance subsidiaries of non-US banks may involve similar risks to the extent a non-US bank is deemed to support its US finance subsidiary. US finance subsidiaries of non-US banks may not be subject to regulation by US state or federal banking regulations.

Credit and liquidity enhancements.  Each fund may invest in securities that have credit or liquidity enhancements or a fund may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit a fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to a fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of a fund to use them when a fund wishes to do so.

Illiquid securities. The term “illiquid securities” means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those UBS Global AM has determined are liquid pursuant to guidelines established by a fund’s board. A fund may not be able readily to liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

Restricted securities are not registered under the Securities Act of 1933, as amended (“Securities Act”), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. A large institutional market has developed for many US and non-US securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer’s ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a ‘safe harbor’ from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. These markets include automated systems for the trading, clearance and settlement of unregistered securities of US and non-US issuers, such as the PORTAL System sponsored by the Financial Industry Regulatory Authority. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.

The board has delegated the function of making day-to-day determinations of liquidity to UBS Global AM pursuant to guidelines approved by the board. UBS Global AM takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. UBS Global AM monitors the liquidity of restricted securities in each fund’s portfolio and reports periodically on such decisions to the board.

UBS Global AM also monitors each fund’s overall holdings of illiquid securities. If a fund’s holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of liquid and illiquid portfolio securities or shareholder redemptions), UBS Global AM will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund’s holdings of illiquid securities. However, a fund is not required to dispose of illiquid securities under these circumstances.

Repurchase agreements.  Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Each fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS Global AM to present minimum credit risks.

Reverse repurchase agreements.   Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to a fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the fund will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund’s obligation to repurchase the securities, and a fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. See also “The funds’ investments, related risks and limitations — Segregated accounts.”

Counterparties.   Each fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, UBS Global AM and/or its affiliates, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which the funds do business.

Operations risk.  Each fund is subject to the risk that it may not be able to complete a transaction in the manner or at the time desired because of difficulties with the settlement process or other functions related to the processing of securities transactions.

When-issued and delayed delivery securities.  Each fund may purchase securities on a “when-issued” basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund’s incurring a loss or missing an opportunity to make an alternative investment.

A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the fund’s net asset value. A fund’s when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile. A fund may sell the right to acquire the security prior to delivery if UBS Global AM deems it advantageous to do so, which may result in a gain or loss to the fund. See also “The funds’ investments, related risks and limitations — Segregated accounts.”

Investments in other investment companies.  Each fund may invest in securities of other money market funds and certain securities of closed-end funds, subject to limitations imposed by the Investment Company Act. Among other things, these limitations generally restrict a fund’s aggregate investments in other investment companies to no more than 10% of its total assets subject to a number of exceptions under SEC rules. A fund’s investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. A fund may invest in the securities of other money market funds when UBS Global AM believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund’s liquidity. See also “The funds’ investments, related risks and limitations — Auction rate and remarketed preferred stock.”

Lending of portfolio securities.   Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that UBS Global AM deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund’s portfolio securities must maintain acceptable collateral with the fund’s custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, US government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. A fund will retain authority to terminate any of its loans at any time. A fund may pay fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. A fund will seek to retain ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when retaining such rights is considered to be in the fund’s interest.

State Street Bank and Trust Company has been approved to serve as lending agent and would receive fees for such services.

Segregated accounts.  When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or designate on the books of its custodian) cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the commitment.

Investment limitations of the funds

Fundamental investment limitations.  The following investment limitations cannot be changed for a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders’ meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (3), each fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

Each fund will not:

(1)	Purchase securities of any one issuer if, as a result, more than 5% of the fund’s total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund’s total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies and instrumentalities or to securities issued by other investment companies.

The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

(2)	Purchase any security if, as a result of that purchase, 25% or more of the fund’s total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers’ acceptances of domestic branches of US banks.

The following interpretations apply to, but are not a part of, this fundamental restriction: (a) US banking (including US finance subsidiaries of non-US banks) and non-US banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

(3)	Issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

(4)	Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan.

The following interpretation applies to, but is not a part of, this fundamental restriction: the funds’ investments in master notes and similar instruments will not be considered to be the making of a loan.

(5)	Engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

(6)	Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

(7)	Purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Non-fundamental investment limitations.  The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

Each fund will not:

(1)	Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(2)	Engage in short sales of securities or maintain a short position, except that the fund may (a) sell short “against the box” and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(3)	Purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

(4)	Purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

(5)	Invest more than 10% of its net assets in illiquid securities.

Disclosure of portfolio holdings

Policies and procedures generally.   UBS Global AM and each fund’s board have adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the portfolio holdings of a fund. UBS Global AM and each fund’s chief compliance officer also considered actual and potential material conflicts that could arise in such circumstances between the interests of fund shareholders, on the one hand, and those of a fund’s investment advisor, distributor, or any affiliated person of a fund, its investment advisor, or its distributor, on the other. Each fund’s disclosure policy with respect to the release of portfolio holdings information is to release only such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, each fund’s portfolio holdings will not be made available to anyone outside of UBS Global AM unless and until the information has been available to all shareholders or the general public in a manner consistent with the spirit and terms of this policy.

After giving due consideration to such matters and after the exercise of their fiduciary duties and reasonable business judgment, UBS Global AM and each fund’s board determined that each fund has a legitimate business purpose for disclosing portfolio holdings to certain persons/entities and that the policies and procedures are reasonably designed to ensure that disclosure of portfolio holdings and information about portfolio holdings is in the best interests of fund shareholders and appropriately address the potential for material conflicts of interest.

UBS Global AM’s procedures require that UBS Global AM Legal and Compliance Departments address any material conflicts of interest regarding a disclosure of portfolio holdings and determine whether a disclosure of a fund’s portfolio holdings is for a legitimate business purpose and in the best interests of the fund’s shareholders prior to the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of each fund or UBS Global AM Legal and Compliance Departments authorizing the disclosure of portfolio holdings. UBS Global AM Legal and Compliance Departments will periodically review how each fund’s portfolio holdings are being disclosed to and used by, if at all, service providers, UBS Global AM affiliates and certain fiduciaries, and broker-dealers to ensure that such use is for legitimate business reasons and in the best interests of the fund’s shareholders.

Board oversight.  Each fund’s board exercises continuing oversight of the disclosure of fund portfolio holdings by (i) overseeing the implementation and enforcement by the funds’ chief compliance officer of the portfolio holdings disclosure policies and procedures and the funds’ policies and procedures regarding the misuse of inside information, (ii) considering reports and recommendations by the chief compliance officer concerning any material compliance matters (as defined in Rule 38a-1 under the Investment Company Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any policies governing portfolio holdings, and (iii) considering whether to approve or ratify any amendment to any policies governing portfolio holdings. UBS Global AM and each fund’s board reserve the right to amend a fund’s policies and procedures regarding the disclosure of portfolio holdings at any time and from time to time subject to the approval of each fund’s board.

Complete portfolio holdings — disclosure to service providers subject to confidentiality and trading restrictions. UBS Global AM, for legitimate business purposes, may disclose a fund’s complete portfolio holdings at times it deems necessary and appropriate to rating and ranking organizations, financial printers, proxy voting service providers, pricing information vendors, third-parties that deliver analytical, statistical or consulting services, custodians or a redeeming party’s custodian or transfer agent as necessary in connection with redemptions in kind, and other third parties that provide services (collectively, “Service Providers”) to UBS Global AM and/or a fund.

Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information pursuant to the terms of the service agreement between the Service Provider and a fund or UBS Global AM, or the terms of the confidentiality agreement. The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of lag, if any, between the date of information and the date on which the information is disclosed to the Service Provider, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to a fund and its shareholders, and the legitimate business purposes served by such disclosure. Disclosure of complete portfolio holdings to a Service Provider must be authorized by a fund officer or the General Counsel or an Associate General Counsel within the Legal and Compliance Departments of UBS Global AM.

Complete portfolio holdings — disclosure to UBS Global AM affiliates and certain fiduciaries subject to confidentiality and trading restrictions. A fund’s complete portfolio holdings may be disclosed between and among the following persons (collectively, “Affiliates and Fiduciaries”), subject to authorization by the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of a fund or by an attorney in the Legal and Compliance Departments of UBS Global AM, for legitimate business purposes within the scope of their official duties and responsibilities, subject to such persons’ continuing duty of confidentiality and duty not to trade on the basis of any material nonpublic information, as such duties are imposed under UBS Global AM’s code of ethics, a fund’s policies and procedures regarding the prevention of the misuse of inside information, by agreement or under applicable laws, rules and regulations: (i) persons who are subject to the code of ethics or the policies and procedures regarding the prevention of the misuse of inside information; (ii) an investment advisor, distributor, administrator, transfer agent, custodian or securities lending agent to a fund; (iii) an accounting firm, an auditing firm or outside legal counsel retained by UBS Global AM or a fund; (iv) an investment advisor to whom complete portfolio holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition talks with a fund’s current advisor; (v) a newly hired investment advisor or sub-advisor to whom complete portfolio holdings are disclosed prior to the time it commences its duties, and (vi) custodians or other third parties as necessary in connection with redemptions in kind of the fund’s shares.

The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is determined by the UBS Global AM Legal and Compliance Departments based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed and the risk of harm to a fund and its shareholders and the legitimate business purposes served by such disclosure.

Complete and partial portfolio holdings — arrangements to disclose to Service Providers and Fiduciaries. As of the date of this SAI, the specific Service Providers and Fiduciaries with whom the funds have arrangements to provide portfolio holdings in advance of their release to the general public in the course of performing or to enable them to perform services for the funds are:

•	State Street Bank and Trust Company, each fund’s custodian, receives portfolio holdings information daily on a real-time basis.

•	Ernst & Young LLP, each fund’s independent registered public accounting firm, receives portfolio holdings information on an annual and semiannual basis for reporting purposes. There is a 30-day lag between the date of portfolio holdings information and the date on which the information is disclosed to Ernst & Young LLP for semiannual reporting purposes. Ernst & Young LLP also receives portfolio holdings information annually at a year-end for audit purposes. In this case, there is no lag between the date of the portfolio holdings information and the date on which the information is disclosed to Ernst & Young LLP.

•	Bloomberg L.P., which provides analytical services, receives portfolio holdings information on a quarterly basis with a 60-day lag. The rating agencies of Morningstar and Lipper also receive portfolio holdings information on a quarterly basis so that each fund may be included in each rating agency’s industry reports and other materials. There is a 60-day lag between the date of the portfolio holdings information and the date on which the information is disclosed to the rating agencies.

•	A limited number of financial printers used by each fund to print and file its annual and semi-annual shareholder reports and other regulatory materials. There is at least a three week lag between the date of the portfolio holdings information and the date on which the information is disclosed to the parties.

•	Institutional Shareholder Services Inc. receives portfolio holdings information daily on a real-time basis in connection with proxy voting and class action claims processing services provided to a fund.

Complete and partial portfolio holdings — disclosure to broker-dealers in the normal course of managing fund assets. An investment advisor, administrator or custodian for a fund may, for legitimate business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions comprising a fund to one or more broker dealers during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such broker-dealers subject to the broker-dealer’s legal obligation not to use or disclose material nonpublic information concerning a fund’s portfolio holdings, other investment positions, securities transactions or derivatives transactions without the consent of a fund or the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the fund, or an attorney in the UBS Global AM Legal and Compliance Departments. A fund has not given its consent to any such use or disclosure and no person or agent of UBS Global AM is authorized to give such consent except as approved by a fund’s board. In the event consent is given to disclose portfolio holdings to a broker-dealer, the frequency with which the portfolio holdings may be disclosed to a broker-dealer, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the broker-dealer, is to be determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the fund, its shareholders, and the legitimate fund purposes served by such disclosure.

Complete and partial portfolio holdings — disclosure as required by applicable law.  Fund portfolio holdings and other investment positions comprising a fund may be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure of fund portfolio holdings (i) in a filing or submission with the SEC or another regulatory body, (ii) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case, (iii) in connection with a lawsuit or (iv) as required by court order, subpoena or similar process (e.g., arbitration proceedings). The UBS Global AM Legal Department must authorize the disclosure of portfolio holdings information when required for a legal or regulatory purpose. The UBS Global AM Legal Department may not be able to prevent or place restrictions on the disclosure of a fund’s portfolio holdings when compelled by law or regulation to provide such information, even if the UBS Global AM Legal Department determines that such disclosure may not be in the best interest of fund shareholders or that a material conflict of interest is present or appears to be present. However, the UBS Global AM Legal Department will attempt to monitor the use of any fund portfolio holdings information disclosed as required by law or regulation.

Disclosure of non-material information.  Policies and procedures regarding non-material information permit UBS Global AM fund officers, UBS Global AM fund portfolio managers, and senior officers of UBS Global AM Finance, UBS Global AM Legal and Compliance Departments, and anyone employed by or associated with UBS Global AM who has been authorized by the UBS Global AM Legal and Compliance Departments’ representatives (collectively, “Approved Representatives”) to disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to a fund or its portfolio holdings and/or other investment positions (collectively, “commentary and analysis”) or any changes in the portfolio holdings of a fund that occurred after the most recent calendar-quarter end (“recent portfolio changes”) to any person if such information does not constitute material nonpublic information and complies with the portfolio holdings disclosure policies and procedures described above.

An Approved Representative must make a good faith determination whether the information constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. UBS Global AM believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning a fund. Nonexclusive examples of commentary and analysis about a fund include (i) the allocation of the fund’s portfolio holdings and other investment positions among various asset classes, sectors, industries and countries, (ii) the characteristics of the fund’s portfolio holdings and other investment positions, (iii) the attribution of fund returns by asset class, sector, industry and country, and (iv) the volatility characteristics of the fund. An Approved Representative may in its sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

“Approved Representatives” include persons employed by or associated with UBS Global AM who have been authorized by the Legal and Compliance Departments of UBS Global AM to disclose recent portfolio changes and/or commentary and analysis in accordance with the applicable policies and procedures.

Prohibitions on disclosure of portfolio holdings.   No person is authorized to disclose fund portfolio holdings or other investment positions (whether online at http://www.ubs.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the applicable policies and procedures. In addition, no person is authorized to make disclosure pursuant to these policies and procedures if such disclosure is otherwise unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the Investment Company Act). Furthermore, UBS Global AM, in its sole discretion, may determine not to disclose portfolio holdings or other investment positions comprising a fund to any person who could otherwise be eligible to receive such information under the applicable policies and procedures, or may determine to make such disclosures publicly as provided by the policies and procedures.

Prohibitions on receipt of compensation or other consideration.  The portfolio holdings disclosure policies and procedures prohibit a fund, its investment advisor and any other person to pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of fund portfolio holdings or other investment positions. “Consideration” includes any agreement to maintain assets in a fund or in other investment companies or accounts managed by the investment advisor or by any affiliated person of the investment advisor.

Organization of the Trust; trustees and officers;
principal holders and management ownership of securities

The Trust was organized on April 29, 1998, as a statutory trust under the laws of Delaware and currently has eleven series offering shares. The Trust has authority to issue an unlimited number of shares of beneficial interest of existing or future series, par value $0.001 per share.

The Trust is governed by a board of trustees, which oversees the funds’ operations and which is authorized to establish additional series. Each trustee serves an indefinite term of office. Each trustee who has attained the age of seventy-five (75) years will be subject to retirement on the last day of the month in which he or she attains such age, unless the Trust’s board, including a majority of those trustees who are not “interested persons” of the funds as that term is defined by the Investment Company Act (“Independent Trustees”), determines to grant a waiver of the retirement policy with respect to a specified individual for a set period of time. The retirement policy has been waived with respect to Mr. Armstrong, the chairman of the board, until 2011. The tables below show, for each trustee (sometimes referred to as “board member”) and executive officer, his or her name, address and age, the position held with the funds, the length of time served as a trustee or officer of the funds, the trustee’s or officer’s principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by such trustee.

Interested trustee

Term of
office† and
	Position(s)	length of		Number of portfolios	Other
	held with	time	Principal occupation(s)	in fund complex	directorships
Name, address, and age	Trust	served	during past 5 years	overseen by trustee	held by trustee

Meyer Feldberg††; 67	Trustee	Since 1998	Professor Feldberg is	Professor Feldberg is a	Professor Feldberg
Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036			Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Leadership and Ethics of the Graduate School of Business at Columbia University (since 1989).	director or trustee of 28 investment companies (consisting of 60 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper) and the New York City Ballet.

Independent trustees

Term of
office† and
	Position(s)	length of		Number of portfolios	Other
	held with	time	Principal occupation(s)	in fund complex	directorships
Name, address, and age	Trust	served	during past 5 years	overseen by trustee	held by trustee

Richard Q. Armstrong; 74	Trustee and	Since 1998	Mr. Armstrong is	Mr. Armstrong is a	None
c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Chairman of the Board of Trustees	(Trustee); Since 2004 (Chairman of the Board of Trustees)	chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995).	director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

Alan S. Bernikow; 68	Trustee	Since 2005	Mr. Bernikow is retired.	Mr. Bernikow is a	Mr. Bernikow is
207 Benedict Ave. Staten Island, NY 10314			He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was Deputy Chief Executive Officer at Deloitte & Touche.	director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as a member of its nominating and corporate governance committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and nominating and corporate governance committee).

Richard R. Burt; 62 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a senior advisor to McLarty Associates (a consulting firm) (since April 2007) and chairman of IEP Advisors (international investments and consulting firm). Prior to April 2007, he was chairman of Diligence Inc. (international information and risk management firm).	Mr. Burt is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Burt is also a director of The Central European Fund, Inc., The Germany Fund, Inc., The New Germany Fund, Inc., IGT, Inc. (provides technology to gaming and wagering industry).

Term of
office† and
	Position(s)	length of		Number of portfolios	Other
	held with	time	Principal occupation(s)	in fund complex	directorships
Name, address, and age	Trust	served	during past 5 years	overseen by trustee	held by trustee

Bernard H. Garil; 69 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice- president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Heather R. Higgins; 49 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since January 2009).	Ms. Higgins is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

†	Each trustee holds office for an indefinite term. Each trustee who has attained the age of seventy-five (75) years will be subject to retirement on the last day of the month in which he or she attains such age, unless the Trust’s board, including a majority of its Independent Trustees, determines to grant a waiver of the retirement policy with respect to a specified individual for a set period of time. The retirement policy has been waived with respect to Mr. Armstrong, the chairman of the board, until 2011.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

Officers

Term of office†
	Position(s)	and length of
Name, address, and age	held with Trust	time served	Principal occupation(s) during past 5 years

Joseph Allessie*; 44	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global AM (US) and UBS Global AM (collectively, “UBS Global AM—Americas region”). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Thomas Disbrow*; 43	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director) (since 2000) and head of the US mutual fund treasury administration department (since September 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer and/or principal accounting officer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Michael J. Flook*; 44	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide since October 2000. Mr. Flook is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Term of office†
	Position(s)	and length of
Name, address, and age	held with Trust	time served	Principal occupation(s) during past 5 years

Mark F. Kemper**; 51	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He was deputy general counsel of UBS Global AM—Americas from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas since 2004 and secretary of UBS Global Asset Management Trust Company since 1993 and secretary of UBS AM Holdings (USA) Inc. (since 2001). Mr. Kemper is secretary of UBS Global AM—Americas region (since 2004). Mr. Kemper is vice president and secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joanne M. Kilkeary*; 41	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is a director (since March 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Tammie Lee*; 38	Vice President and Assistant Secretary	Since 2005	Ms. Lee is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Prior to that she was assistant vice president and counsel at Deutsche Asset Management/Scudder Investments from 2000 to 2003. Ms. Lee is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Term of office†
	Position(s)	and length of
Name, address, and age	held with Trust	time served	Principal occupation(s) during past 5 years

Steven J. LeMire*; 40	Vice President and Assistant Treasurer	Since 2007	Mr. LeMire is a director and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2007). Prior to joining UBS Global AM—Americas region, he was an independent consultant with Third River Capital, LLC (formerly Two Rivers Capital, LLC) (from 2005 to 2007). Prior to that, he was vice president of operations and fund administration with Oberweis Asset Management, Inc. (from 1997 to 2005). Mr. LeMire is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joseph McGill*; 47	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region he was assistant general counsel at J.P. Morgan Investment Management (from 1999 to 2003). Mr. McGill is a vice president and chief compliance officer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Nancy D. Osborn*; 43	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Term of office†
	Position(s)	and length of
Name, address, and age	held with Trust	time served	Principal occupation(s) during past 5 years

Robert Sabatino**; 35	Vice President	Since 2008	Mr. Sabatino is an executive director (since 2007) (prior to which he was a director), head of US Taxable Money Markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of four investment companies (consisting of 33 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Eric Sanders*; 43	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Andrew Shoup*; 52	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the fund treasury administration department of UBS Global AM—Americas region (since July 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since December 2008). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partners Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Term of office†
	Position(s)	and length of
Name, address, and age	held with Trust	time served	Principal occupation(s) during past 5 years

Kai R. Sotorp**; 50	President	Since 2006	Mr. Sotorp is the Head—Americas for UBS Global Asset Management (since 2004); a member of the UBS Group Managing Board (since 2003) and a member of the UBS Global Asset Management Executive Committee (since 2001). Mr. Sotorp is a director and president of UBS AM Holdings (USA) Inc. (since 2004). Prior to his current role, Mr. Sotorp was head of UBS Global Asset Management—Asia Pacific (2002–2004), covering Australia, Japan, Hong Kong, Singapore and Taiwan; head of UBS Global Asset Management (Japan) Ltd. (2001–2004); representative director and president of UBS Global Asset Management (Japan) Ltd. (2000–2004); and member of the board of Mitsubishi Corp.—UBS Realty Inc. (2000–2004). Mr. Sotorp is president of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Keith A. Weller*; 48	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

*	This person’s business address is 51 West 52nd Street, New York, New York 10019-6114.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.

Information about trustee ownership of fund shares

Aggregate dollar range of equity
securities in all registered investment
companies overseen by trustee for
	Dollar range of	Dollar range of	which UBS Global AM or an affiliate
	equity securities in	equity securities in	serves as investment advisor,
Trustee	Cash Reserves Fund†	Liquid Assets Fund†	sub-advisor or manager†

Interested trustee

Meyer Feldberg	None	None	None*

Independent trustees

Richard Q. Armstrong	None	$10,001 – $50,000	Over $100,000

Alan S. Bernikow	None	None	$50,001 – $100,000

Richard R. Burt	None	None	$50,001 – $100,000

Bernard H. Garil	None	None	Over $100,000

Heather R. Higgins	None	None	$50,001 – $100,000

†	Information regarding ownership is as of December 31, 2008.
*	In December 2008, Mr. Feldberg owned in excess of $100,000 in all registered investment companies for which he serves as a board member and for which UBS Global AM or an affiliate serves as investment advisor, sub-advisor or manager. During a year-end reallocation of investments, his assets were inadvertently reinvested in UBS-managed investments where Mr. Feldberg does not serve as a board member. Such assets were reinvested in funds he oversees in early 2009.

Committees
The Trust has an Audit Committee and a Nominating and Corporate Governance Committee. The members of the Audit Committee are currently the Independent Trustees (as defined herein). Alan S. Bernikow is chairman of the Audit Committee. The following Independent Trustees are members of the Nominating and Corporate Governance Committee: Richard R. Burt (chairman), Heather R. Higgins and Bernard H. Garil.

The Audit Committee is responsible for, among other things: (i) overseeing the scope of a fund’s audit; (ii) overseeing a fund’s accounting and financial reporting policies, practices and internal controls; and (iii) approving, and recommending to the board for ratification, the selection, appointment, retention or termination of a fund’s independent registered public accounting firm, as well as determining the compensation thereof. In furtherance of its duties, the Audit Committee also is responsible for, among other things: obtaining assurance from a fund’s independent registered public accounting firm of its independence and discussing any disclosed relationships or services that may diminish the objectivity and independence of the independent registered public accounting firm; inquiring as to a fund’s qualification under Subchapter M of the Internal Revenue Code and the amounts distributed and reported to shareholders; reviewing with the independent auditors any problems or difficulties with the audit; and reporting to the full board and making recommendations as it deems necessary or appropriate. Although the Audit Committee has the responsibilities described above, it is not responsible for planning or conducting a fund’s audit or determining whether a fund’s financial statements are complete and accurate and are in accordance with US generally accepted accounting principles. Absent actual knowledge to the contrary, Audit Committee members are entitled to rely on the accuracy of the information they receive from persons within and outside a fund.

The Audit Committee normally meets in conjunction with regular board meetings, or more frequently as called by its chairperson. During the funds’ fiscal year ended April 30, 2009, the Audit Committee held five meetings.

The Trust’s board has also established a Nominating and Corporate Governance Committee that acts pursuant to a written charter. The Nominating and Corporate Governance Committee is responsible for,

among other things: selecting, evaluating and recommending to the board candidates to be nominated as additional Independent Trustees of the board and making recommendations to the board with respect to compensation of board and committee members; performing an annual evaluation of the board and its committees; reporting on such evaluation to the board; and performing other such corporate governance functions as the board may authorize. The Nominating and Corporate Governance Committee met twice during the fiscal year ended April 30, 2009. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among the Independent Trustees. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Mr. Richard R. Burt, care of the Secretary of the Trust at UBS Global Asset Management (Americas) Inc., UBS Tower, One North Wacker Drive, Chicago, IL 60606 and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s résumé or curriculum vitae and must be accompanied by a written consent of the individual to stand for election if nominated for the board and to serve if elected by shareholders.

Information about trustee ownership of securities issued by UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM
As of December 31, 2008, the Independent Trustees and their immediate family members did not own any securities issued by UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM.

Compensation
Each Independent Trustee received, in the aggregate from the UBS Global AM funds he or she oversees, an annual retainer of $95,000 and a $13,000 fee for each regular joint meeting of the boards of those funds (and each in-person special joint meeting of the boards of those funds) actually attended. Effective January 1, 2008, each Independent Trustee receives, in the aggregate from the UBS Global AM funds he or she oversees, an annual retainer of $100,000 and a $15,000 fee for each regular joint board meeting of the boards of those funds (and each in person special joint board meeting of the boards of those funds) actually attended. Independent Trustees who participate in previously scheduled in-person joint meetings of the boards of the UBS Global AM funds by telephone to accommodate other business obligations are paid $2,000 for such meetings. Independent Trustees who participate in previously scheduled in-person joint meetings of the boards of the UBS Global AM funds by telephone because of illness or other unavoidable circumstances are paid the full meeting fee. Each Independent Trustee receives from the relevant fund $2,000 for each special in-person meeting (not held as a joint meeting) of the board of that fund actually attended where that fund’s board must meet separately from the regularly scheduled joint board meetings. Independent Trustees who participate in scheduled telephonic meetings of the board(s) of one or more funds are paid $1,000 for each such meeting actually attended.

The chairman of the board receives annually an additional $50,000; the chairperson of the Audit Committee receives annually an additional $35,000; and the chairperson of the Nominating and Corporate Governance Committee receives annually an additional $25,000; provided that, if a board member simultaneously holds more than one such position, he or she is paid only the higher of the fees otherwise payable for these positions. Independent Trustees who are also members of the Audit Committee and/or Nominating and Corporate Governance Committee are paid $2,000 for each meeting of such Committee actually attended, provided that such meeting is not held in conjunction with a regularly scheduled board meeting. The foregoing fees are allocated among all such funds (or each relevant fund in the case of a special meeting) as follows: (i) one-half of the expense is allocated pro rata based on the funds’ relative net assets at the end of the calendar quarter preceding the date of payment; and (ii) one-half of the expense is allocated equally according to the number of such funds. No officer, director or employee of UBS Global AM or one of its affiliates presently receives any compensation from the funds for acting as a board member or officer. All board members are reimbursed for expenses incurred in attending meetings.

The table below includes certain information relating to the compensation of the current board members and the compensation of those board members from all funds for which UBS Global AM or an affiliate served as an investment advisor, sub-advisor or manager during the periods indicated.

Compensation table†

	Aggregate
	compensation from

	Cash	Liquid	Total compensation from
	Reserves	Assets	the trust and the
Name of person, position	Fund*	Fund*	fund complex**

Richard Q. Armstrong, Trustee	$3,317	$6,260	$239,150
Alan S. Bernikow, Trustee	3,103	5,855	223,150
Richard R. Burt, Trustee	2,987	5,648	214,150
Meyer Feldberg, Trustee††	0	0	198,125
Bernard H. Garil, Trustee	2,658	5,018	191,150
Heather R. Higgins, Trustee	2,658	5,018	191,150

†	Except as discussed below, only Independent Trustees were compensated by the funds for which UBS Global AM serves as investment advisor, sub-advisor or manager.
††	Professor Feldberg is an “interested person” of the funds by virtue of his position as senior advisor with Morgan Stanley, and not by reason of affiliation with UBS Global AM. He is compensated (i) by funds for which the management, investment advisory and/or administration contract between the fund and UBS Global AM provides that the fund may bear a portion of the compensation to a trustee who is not an interested person of the fund by reason of affiliation with UBS Global AM or any of UBS Global AM’s affiliates, and (ii) otherwise by UBS Global AM. The compensation amounts listed above for Professor Feldberg represent only (1) those amounts paid by other funds within the Fund Complex for which UBS Global AM does not serve as investment advisor, sub-advisor or manager, and (2) funds within the Fund Complex that have management, investment advisory and/or administration contracts providing that the fund may bear a portion of his compensation.
*	Represents fees paid to each trustee indicated for the fiscal year ended April 30, 2009.
**	Represents fees paid during the calendar year ended December 31, 2008 to each board member by: (a)17 investment companies in the case of Messrs. Armstrong,Bernikow, Burt, and Garil and Ms. Higgins; and (b) 30 investment companies in the case of Professor Feldberg for which UBS Global AM or one of its affiliates served as investment advisor, sub-advisor or manager. No fund within the UBS fund complex has a bonus, pension, profit sharing or retirement plan.

Principal holders and management ownership of securities
UBS Financial Services Inc., 1285 Avenue of the Americas, New York, New York 10019-6028, owned of record all of the funds’ shares as of August 3, 2009. None of the persons on whose behalf those shares were held was known by the funds to own beneficially 5% or more of those shares.

As of August 3, 2009, trustees and officers owned in the aggregate less than 1% of the outstanding shares of either fund.

Investment advisory, administration and principal underwriting arrangements

Investment advisory and administration arrangements.  UBS Global AM acts as the investment advisor and administrator for each fund pursuant to separate contracts with the Trust (respectively, “Cash Reserves Contract” and “Liquid Assets Contract”; collectively, “Advisory and Administration Contracts”).

During the periods indicated, the funds paid (or accrued) the following investment advisory and administration fees to UBS Global AM:

	Fiscal year ended April 30,

Fund	2009		2008		2007

Cash Reserves Fund	$1,565,023		$1,673,509		$1,668,164
	(of which $237,125		(of which $253,562		(of which $230,785
	was waived)		was waived)		was waived and
					$34,322 was
					reimbursed	)

Liquid Assets Fund	$715,936		$958,141		$410,175
	(all of which		(all of which		(all of which
	was waived	)	was waived	)	was waived	)

Under the terms of the Cash Reserves Contract, Cash Reserves Fund pays UBS Global AM an annual fee, computed daily and paid monthly, at the rate of 0.33% of the fund’s average daily net assets. Cash Reserves Fund bears all expenses incurred in its operation that are not specifically assumed by UBS Global AM. Expenses borne by the fund include the following (or the fund’s proportionate share of the following): (1) the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by UBS Global AM; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of fund shares under federal and state securities laws and maintaining such registrations and qualifications; (5) fees and salaries payable to the trustees and officers who are not interested persons of the fund or UBS Global AM; (6) all expenses incurred in connection with the trustees’ services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or the fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees who are not interested persons of the Trust; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses and statements of additional information and supplements thereto, reports and statements to shareholders and proxy material for existing shareholders; (14) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports, statements and proxy materials to existing shareholders; (15) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by a fund; (16) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (17) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (18) the cost of investment company literature and other publications provided to the trustees and officers; (19) costs of mailing, stationery and communications equipment; (20) expenses incident to any dividend, withdrawal or redemption options; (21) charges and expenses of any outside pricing service used to value portfolio securities; and (22) interest on borrowings.

Under the terms of the Liquid Assets Contract, UBS Global AM manages the investment operations of Liquid Assets Fund and also administers the fund’s business affairs. In return, Liquid Assets Fund pays UBS Global AM a fee, computed daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fees are limited to reimbursement of UBS Global AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the fund reimburses UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge is included or the fund pays the service provider directly. (These fees and expenses of the fund are referred to as “Direct Expenses.”) UBS Global AM has advised the fund that it expects its Direct Expenses to approximate an annual rate of

0.03% of the average daily net assets of the fund. UBS Global AM periodically will review fund expenses in an effort to confirm that only Direct Expenses are paid to UBS Global AM or a service provider by the fund.

The Direct Expenses borne by Liquid Assets Fund include the following (or the fund’s proportionate share of the following): (1) expenses of paying the salaries and expenses of the Trust’s officers and other personnel engaged in administering the Trust’s business; (2) expenses of monitoring financial and shareholder accounting services provided by the Trust’s custodian and transfer agent, respectively; (3) expenses of responding to shareholder inquiries and disseminating information to shareholders; (4) expenses of monitoring compliance with the Trust’s registration statements and other operating documents, with federal and state securities laws and rules thereunder and with the Internal Revenue Code; (5) expenses of preparing semi-annual and annual reports to shareholders; (6) expenses of preparing filings required by the SEC; (7) expenses of assisting in the preparation of federal, state and local tax returns; (8) expenses of assisting with the payment of notice filing fees under state securities laws; (9) expenses of organizing annual and special meetings of shareholders; (10) the cost (including brokerage commissions) of securities purchased or sold by the fund and any losses incurred in connection therewith; (11) expenses incurred on behalf of the fund by UBS Global AM under the Liquid Assets Contract; (12) expenses of organizing the Trust and the fund; (13) filing fees and expenses relating to the registration and qualification of the fund’s shares and the Trust under federal and/or state securities laws and maintaining such registration and qualifications; (14) fees and salaries payable to the Trust’s trustees and officers who are not interested persons of the Trust or UBS Global AM; (15) all expenses incurred in connection with the trustees services, including travel expenses; (16) taxes (including any income or franchise taxes) and governmental fees; (17) costs of any liability, uncollectible items of deposit and other insurance and fidelity bonds; (18) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or the fund for violation of any law; (19) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees of the Trust who are not interested persons of the Trust; (20) charges of custodians, transfer agents and other agents (including any lending agent); (21) costs of preparing any share certificates; (22) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders; (23) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports, statements and proxy materials to existing shareholders; (24) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by the Trust or the fund; (25) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (26) the cost of mailing and tabulating proxies and costs of meetings of shareholders, the Board and any committees thereof; (27) the cost of investment company literature and other publications provided by the Trust to its trustees and officers; (28) costs of mailing, stationery and communications equipment; (29) expenses incident to any dividend, withdrawal or redemption options; (30) charges and expenses of any outside pricing service used to value portfolio securities; (31) interest on borrowings of the fund; and (32) any other costs and expenses incurred in managing the portfolio of the fund.

General expenses of the Trust not readily identifiable as belonging to a fund or to the Trust’s other series are allocated among series by or under the direction of the board of trustees in such manner as the board deems fair and equitable. Services provided by UBS Global AM under each Advisory and Administration Contract, as discussed above, include the provision of a continuous investment program for the funds and supervision of all matters relating to the administration and operation of the funds.

Under each Advisory and Administration Contract, UBS Global AM shall not be liable for any error of judgment of mistake of law or for any loss suffered by the relevant fund in connection with the performance of the Advisory and Administration Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UBS Global AM in the performance of its duties or from reckless disregard of its duties and obligations thereunder. Each Advisory and Administration Contract terminates automatically upon assignment, and each is terminable at any time without penalty by the board or by vote of the holders of a majority of a fund’s outstanding voting securities on 60 days’ written notice to UBS Global AM, or by UBS Global AM on 60 days’ written notice to the fund.

Proxy voting policies.  The Trust’s board believes that the voting of proxies on securities held by the funds is an important element of the overall investment process. As such, the board has delegated the responsibility to vote such proxies to UBS Global AM. Following is a summary of UBS Global AM’s proxy voting policy.

You may obtain information about the funds’ proxy voting decisions, without charge, online on the funds’ Web site (http://www.ubs.com/ubsglobalam-proxy) or on the EDGAR database on the SEC’s Web site (http://www.sec.gov) for the most recent 12-month period ending June 30 for which an SEC filing has been made.

UBS Global AM’s proxy voting policy is based on its belief that voting rights have economic value and should be treated accordingly. Generally, UBS Global AM expects the boards of directors of companies issuing securities held by its clients to act in the service of the shareholders, view themselves as stewards of the company, exercise good judgment and practice diligent oversight of the management of the company. While there is no absolute set of rules that determine appropriate corporate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain principles, which provide evidence of good corporate governance. UBS Global AM may delegate to an independent proxy voting and research service the authority to exercise the voting rights associated with certain client holdings. Any such delegation shall be made with the direction that the votes be exercised in accordance with UBS Global AM’s proxy voting policy.

When UBS Global AM’s view of a company’s management is favorable, UBS Global AM generally supports current management initiatives. When UBS Global AM’s view is that changes to the management structure would probably increase shareholder value, UBS Global AM may not support existing management proposals. In general, UBS Global AM generally exercises voting rights in accordance with the following principles: (1) with respect to board structure, (a) the roles of chairman and chief executive should be separated, (b) board members should have appropriate and diverse experience and be capable of providing good judgment and diligent oversight of management, and (c) the board should include executive and non-executive members and the non-executive members should provide a challenging, but generally supportive environment; and (2) with respect to board responsibilities, (a) the whole board should be fully involved in endorsing strategy and in all major strategic decisions, and (b) the board should ensure that, among other things, at all times the interests of executives and shareholders are aligned and the financial audit is independent and accurate. In addition, UBS Global AM focuses on the following areas of concern when voting its clients’ securities: economic value resulting from acquisitions or disposals; operational performance; quality of management; independent board members not holding management accountable; quality of internal controls; lack of transparency; inadequate succession planning; poor approach to social responsibility; inefficient management structure; and corporate activity designed to frustrate the ability of shareholders to hold the board accountable or realize the maximum value of their investment. UBS Global AM exercises its voting rights in accordance with overarching rationales outlined by its proxy voting policies and procedures that are based on the principles described above.

UBS Global AM has implemented procedures designed to identify whether it has a conflict of interest in voting a particular proxy proposal, which may arise as a result of its or its affiliates’ client relationships, marketing efforts or banking, investment banking and broker/dealer activities. To address such conflicts, UBS Global AM has imposed information barriers between it and its affiliates who conduct banking, investment banking and broker/dealer activities and has implemented procedures to prevent business, sales and marketing issues from influencing its proxy votes. Whenever UBS Global AM is aware of a conflict with respect to a particular proxy, the UBS Global AM Corporate Governance Committee is required to review and resolve the manner in which such proxy is voted.

Principal underwriting arrangements.   UBS Global AM (US) acts as the principal underwriter of each fund’s shares pursuant to a principal underwriting contract with the Trust (“Principal Underwritting Contract”). The Principal Underwriting Contract requires UBS Global AM (US) to use its best efforts, consistent with its other business, to sell shares of the funds. Shares of the funds are offered continuously. UBS Global AM (US) may enter into dealer agreements with other broker-dealers (affiliated and unaffiliated) and with other financial institutions to authorize them to sell fund shares. As of the date of this SAI,

UBS Global AM (US) has entered into a Dealer Agreement with UBS Financial Services Inc. UBS Global AM (US) is located at 51 West 52nd Street, New York, New York 10019-6114.

UBS Global AM (US) may make cash and non-cash payments to affiliated and unaffiliated broker-dealers and other financial intermediaries (collectively, “Financial Intermediaries”) that engage in selling efforts on behalf of a fund, subject to the internal policies and procedures of UBS Global AM (US). The source of such payments may come from UBS Global AM (US)’s own resources (including through transfers from affiliates). Payments made out of the underwriter’s own resources are often referred to as “revenue sharing.” Revenue sharing payments generally are based on the value of fund shares sold as a result of such selling efforts although they could take other forms (such as, without limitation, ticket charges or “trail” fees for servicing shareholder accounts) and are made by UBS Global AM (US) out of its own resources (and not out of fund assets). The value of a shareholder’s investment in the funds and the return on that investment will be unaffected by these revenue sharing payments. The source of revenue sharing payments may come from transfers from other UBS entities, such as UBS Global AM. UBS Global AM (US) may pay Financial Intermediaries a finder’s fee for a variety of reasons, including (1) where UBS Global AM (US) is paying shareholder servicing fees or making other payments to a separate Financial Intermediary that makes shares available to others, (2) where the assets in an account reach a certain threshold or (3) where a Financial Intermediary provides marketing support or access to sales platforms or personnel.

UBS Global AM (US) provides Financial Intermediaries with sales literature and advertising materials relating to the registered investment companies advised or sub-advised by UBS Global AM. UBS Global AM (US) also shares expenses with Financial Intermediaries for costs incurred in hosting seminars for employees and clients of Financial Intermediaries, subject to UBS Global AM (US)’s internal policies and procedures governing payments for such seminars. These seminars may take place at UBS Global AM (US)’s headquarters or appropriate locations and may include reimbursement of travel expenses (i.e., transportation, lodging and meals) of employees of Financial Intermediaries in connection with training and education seminars. Subject to UBS Global AM (US)’s internal policies and procedures, UBS Global AM (US) may provide any or all of the following to employees of Financial Intermediaries and their guest(s): (i) an occasional meal, a sporting event or theater ticket or other comparable entertainment; (ii) gifts of less than $100 per person per year; and/or (iii) UBS Global AM (US)’s promotional items of nominal value (golf balls, shirts, etc.). In addition, Financial Intermediaries may maintain omnibus accounts and/or have similar arrangements with UBS Global AM (US) and may be paid by UBS Global AM (US) for providing sub-transfer agency and other services.

Transfer agency related services.  UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC, Inc.) (“PNC”), the fund’s transfer agent, and is compensated for these services by PNC, not the fund.

For the year ended April 30, 2009, UBS Financial Services Inc. received from PNC, not from Cash Reserves Fund, $378,431 of the total transfer agency and related services fees paid by the fund to PNC.

Securities lending.  During the fiscal year ended April 30, 2009, Cash Reserves Fund and Liquid Assets Fund earned $23,857 and $0, respectively, for lending securities. During the fiscal year ended April 30, 2008, Cash Reserves Fund and Liquid Assets Fund earned $27,742 and $0, respectively, for lending securities. During the fiscal year ended April 30, 2007, Cash Reserves Fund and Liquid Assets Fund earned $876 and $0, respectively, for lending securities. During the fiscal year ended April 30, 2009, Cash Reserves Fund and Liquid Assets Fund paid $464 and $0, respectively, to UBS Securities LLC for its services as securities lending agent. During the fiscal year ended April 30, 2008, Cash Reserves Fund and Liquid Assets Fund paid $7,863 and $0, respectively, to UBS Securities LLC for its services as securities lending agent. During the fiscal year ended April 30, 2007, Cash Reserves Fund and Liquid Assets Fund paid $294 and $0, respectively, to UBS Securities LLC for its services as securities lending agent. Effective November 12, 2008, State Street Bank and Trust Company replaced UBS Securities LLC as the funds’ securities lending agent.

Portfolio transactions

The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

For purchases or sales with broker-dealer firms that act as principal, UBS Global AM seeks best execution. Although UBS Global AM may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. UBS Global AM may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

Research services and information received from brokers or dealers are supplemental to UBS Global AM’s own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by UBS Global AM in advising other funds or accounts and, conversely, research services furnished to UBS Global AM by brokers or dealers in connection with other funds or accounts may be used in advising the funds.

During the fiscal years ended April 30, 2009, 2008 and 2007, the funds paid no brokerage commissions. Therefore, the funds have not allocated any brokerage transactions for research, analysis, advice and similar services.

Investment decisions for a fund and for other investment accounts managed by UBS Global AM are made independently of one another in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a fund and one or more accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and the other account(s) as to amount in a manner deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that simultaneous transactions and the ability to participate in volume transactions will benefit the fund.

As of April 30, 2009, the funds owned securities issued by the following companies which are regular broker-dealers for the fund (or affiliates thereof):

Cash Reserves Fund

Issuer	Type of security	Value

Bank of America N.A.	Bank notes	$7,500,000
Barclays Bank PLC	Repurchase agreement	25,000,000
Deutsche Bank AG	Certificate of deposit	3,000,000
Deutsche Bank Securities	Repurchase agreement	38,300,000
JP Morgan Chase & Co.	Short-term corporate obligation	4,996,023

Liquid Assets Fund

Issuer	Type of security	Value

Bank of America N.A.	Bank note	$50,000,000
Barclays Bank PLC	Repurchase agreement	195,000,000
Deutsche Bank AG	Certificate of deposit	56,750,000
Deutsche Bank Securities	Repurchase agreement	150,000,000
JP Morgan Chase & Co.	Commercial paper	39,987,167

Additional purchase and redemption information; financial institutions

Additional purchase information.   Shares of the funds are primarily offered to the eligible benefit plans that participate in the programs described in the funds’ prospectuses. A listing of the types of eligible benefit plans that may buy fund shares is included in the prospectuses. A UBS Financial Services Inc. client who applies to participate in a program described in the applicable fund’s prospectus will be eligible to purchase shares of that fund upon acceptance of the application by UBS Financial Services Inc. Eligibility of participants is within the discretion of UBS Financial Services Inc. In the event a client of UBS Financial Services Inc. leaves a program, the client may not continue to hold shares of the fund. The funds may be made available to other programs and certain other investors.

Each fund may, subject to approval by the board, accept securities in which the fund is authorized to invest as consideration for the issuance of its shares, provided that the value of the securities is at least equal to the net asset value of the fund’s shares at the time the transaction occurs. A fund may accept or reject any such securities in its discretion.

Additional redemption information.   Each fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange (“NYSE”) is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for such fund fairly to determine the value of its net assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder’s cost, depending on the market value of a fund’s portfolio at the time, although the funds attempt to maintain a constant net asset value of $1.00 per share.

Under normal circumstances, the funds will redeem shares when so requested by a shareholder’s broker-dealer, the shareholder’s Financial Advisor or his or her financial institution. Such a redemption order will be executed at the net asset value next determined after the order is received by UBS Global AM. Redemptions of each fund’s shares effected through a broker-dealer or other financial institution may be subject to a service charge by that broker-dealer or other financial institution.

Financial institutions.  The funds may authorize financial institutions and their delegates or their agents to accept on their behalf purchase and redemption orders that are in “good form” in accordance with the policies of those institutions. The funds will be deemed to have received these purchase and redemption orders when such an institution or its delegate or its agent accepts them. Like all customer orders, these orders will be priced based on each fund’s net asset value next computed after receipt of the order by the financial institutions and their delegates or their agents.

Valuation of shares

Each fund uses its best efforts to maintain its net asset value at $1.00 per share. Each fund’s net asset value per share is typically determined by its custodian, State Street Bank and Trust Company, once each business day at noon, Eastern time. Generally, the net asset value will not be determined on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

Each fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 (the “Rule”) under the Investment Company Act. To use amortized cost to value its portfolio securities, the funds must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, a fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

The funds’ board has established procedures (“Procedures”) for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for a fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those US-dollar denominated instruments that are of high quality under the Rule and that UBS Global AM, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.

In determining the approximate market value of portfolio investments, the funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

Taxes

Qualification as a regulated investment company.  Each fund intends to continue to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code. To so qualify, each fund must distribute to its shareholders in each taxable year an amount at least equal to the sum of 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gains, if any, determined without regard to any deduction for dividends paid) and any net tax-exempt income must meet several additional requirements. With respect to each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities, net income derived from an interest in a qualified publicly-traded partnership and certain other income; (2) at the close of each quarter of the fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund’s total assets nor 10% of the voting securities of such issuer; and (3) at the close of each quarter of the fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than US government securities or the securities of other RICs) of any one issuer, in two or more issuers that the fund controls and which are engaged in the same or similar trades or businesses or of one or more qualified publicly-traded partnerships.

By qualifying for treatment as a RIC, a fund (but not its shareholders) will be relieved of federal income tax on a portion of its investment company taxable income and net capital gain that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income for the taxable year. If a fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions as dividends (that would generally be taxed as ordinary income) to the extent of the fund’s earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

Taxes on fund distributions.  Distributions of investment company taxable income are taxable to you, whether paid in cash or reinvested in fund shares. Distributions of net investment income received by each fund from investments in debt securities and any net realized short-term capital gains distributed by each fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations. Due to their investment strategies, each fund will not typically derive net long-term capital gains.

Although current tax law generally provides for a minimum tax rate for individual taxpayers of 15% on certain qualifying dividend income, distributions from funds such as these funds investing primarily in bonds and other debt instruments will not generally qualify for the lower tax rates. Distributions to foreign investors will generally be subject to US withholding tax at a rate of 30% (or a lower rate under an applicable tax treaty).

Sale of fund shares.   Assuming a fund consistently maintains a stable net asset value of $1.00 per share, you will have no taxable gain or loss on a sale or redemption of fund shares.

Potential conflicts of interest

Activities of UBS Global Asset Management (Americas) Inc. and its affiliates (collectively, “UBS Global Asset Management”), UBS Securities LLC and UBS Financial Services Inc. and their affiliates (collectively, “UBS”) and other accounts managed by UBS
UBS Global Asset Management is a large asset management firm with approximately $547 billion in assets under management worldwide as of June 30, 2009.(1) UBS Global Asset Management offers a full range of equity, fixed income, cash management, asset allocation and alternative asset class investment management styles with representation in both retail and institutional channels, in the United States and in non-U.S. markets. UBS Global Asset Management has employees in 25 countries and maintains a presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe.

UBS is a worldwide full-service investment banking, broker-dealer, asset management and financial services organization. As a result, UBS Global Asset Management and UBS (including, for these purposes, their directors, partners, officers and employees) worldwide, including the entities and personnel who may be involved in the investment activities and business operations of the funds, are engaged in businesses and have interests other than that of managing the funds. These activities and interests include potential multiple advisory, transactional, financial, consultative, and other interests in transactions, companies,

(1)	UBS Global Asset Management (Americas) Inc. manages approximately $142 billion as of June 30, 2009.

securities and other instruments that may be engaged in, purchased or sold by the funds. This section sets forth considerations of which investors in the funds should be aware, and which may cause conflicts of interest on the part of UBS and UBS Global Asset Management that could disadvantage the funds. To address these potential conflicts, UBS and UBS Global Asset Management have established various policies and procedures that are reasonably designed to detect and prevent these potential conflicts of interest and prevent the funds from being disadvantaged.

Prospective investors should carefully review the following, which more fully describes these and other potential conflicts of interest presented by UBS Global Asset Management’s and UBS’ other businesses and interests.

Potential conflicts relating to portfolio decisions and the allocation of investment opportunities

UBS’ other activities may have an impact on the funds.  UBS Global Asset Management makes decisions for the funds in accordance with its obligations as investment advisor to the funds. However, UBS’ other activities may, at the same time, have a negative impact on the funds. As a result of the various activities and interests of UBS, it is likely that the funds will have multiple business relationships with, engage in transactions with, make voting decisions with respect to, or obtain services from UBS and other entities for which UBS performs or seeks to perform investment banking or other services. It is also likely that the funds will undertake transactions in securities in which UBS makes a market or otherwise has other direct or indirect interests.

UBS conducts extensive broker-dealer, banking and other activities around the world and provides investment banking, broker-dealer, prime brokerage, administrative and other services to clients which may involve markets and securities in which the funds invest. These activities will give UBS broad access to the current status of certain markets and investments. As a result of the activities described in this paragraph and the access and knowledge arising from those activities, parts of UBS may be in possession of information in respect of markets and investments, which, if known to UBS Global Asset Management, might cause UBS Global Asset Management to seek to dispose of, retain or increase interests in investments held by the funds or acquire certain positions on behalf of the funds. UBS will be under no duty to make any such information available to the funds or personnel of UBS Global Asset Management making investment decisions on behalf of the funds and maintains information barriers designed to prevent the misuse of such information. In general, personnel of UBS Global Asset Management making investment decisions will make decisions based solely upon information known by such decision makers without regard to information known by other UBS personnel.

In conformance with each fund’s investment objective and subject to compliance with applicable law, UBS Global Asset Management may purchase securities for the funds during an underwriting or other offering of securities in which a broker/dealer affiliate acts as a manager, co-manager, underwriter or placement agent, or receives a benefit in the form of management, underwriting, or other fees. Affiliates of UBS Global Asset Management may act in other capacities in such offerings for which a fee, compensation, or other benefit will be received. From time to time, affiliates of UBS Global Asset Management will be current investors in companies engaged in an offering of securities which UBS Global Asset Management may purchase on behalf of its clients. Such purchases may provide a direct or indirect benefit to UBS Global Asset Management’s affiliates acting as a selling shareholder. UBS Global Asset Management may also participate in structured fixed income offerings of securities in which a related person may serve as trustee, depositor, originator service agent or other service provider in which fees will be paid to such related person. Further, a related person may act as originator and/or servicing agent of loans or receivables for a structured fixed income offering in which UBS Global Asset Management may invest fund assets. Participation in such offering may directly or indirectly relieve financial obligations of related persons.

UBS Global Asset Management may purchase or sell, or recommend for purchase or sale, for its investment advisory clients securities of companies: (i) with respect to which its affiliates act as an investment banker or financial adviser; (ii) with which its affiliates have other confidential relationships; (iii) in which its affiliates maintain a position or (iv) for which its affiliates make a market; or in which it or its officers, directors or employees or those of its affiliates own securities or otherwise have an interest. Except to the extent prohibited by law or regulation or by client instruction, UBS Global Asset Management may recommend to its clients, or purchase for its clients, securities of issuers in which UBS has an interest as described in this paragraph.

UBS’ financial and other interests and relationships may incentivize UBS to promote the sale of fund shares.  UBS, its personnel and other financial service providers, have interests in promoting sales of the funds. UBS Global Asset Management may also make cash and non-cash payments to banks, broker-dealers, insurance companies, financial planning firms and other financial intermediaries, that sell shares of the funds, subject to UBS Global Asset Management’s internal policies and procedures. The source of such payments may come from the underwriter’s own resources (including through transfers from affiliates). Payments made out of the underwriter’s own resources are often referred to as “revenue sharing.” Please read the section entitled “Investment advisory, administration and principal underwriting arrangements” for more information.

With respect to both UBS and its personnel, the remuneration and profitability relating to services to and sales of the funds or other products may be greater than the remuneration and profitability relating to services to and sales of other products that might be provided or offered by UBS or other third parties. UBS and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the funds or their shareholders. UBS and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions charged to the funds may also be higher than for other products or services, and the remuneration and profitability to UBS and such personnel resulting from transactions on behalf of or management of the funds may be greater than the remuneration and profitability resulting from similar transactions for other funds or products.

UBS also may have relationships with, and purchase, or distribute or sell, services or products from or to, distributors, consultants and others who recommend the funds, or who engage in transactions with or for the funds. For example, UBS regularly participates in industry and consultant sponsored conferences and may purchase educational, data or other services from consultants or other third parties that it deems to be of value to its personnel and its business. The products and services purchased from consultants may include, but are not limited to, those that help UBS understand the consultants’ points of view on the investment management process. Consultants and other parties that provide consulting or other services to potential investors in the funds may receive fees from UBS or the funds in connection with the distribution of shares in the funds or other UBS products. For example, UBS may enter into revenue or fee sharing arrangements with consultants, service providers, and other intermediaries relating to investments in mutual funds, collective trusts, or other products or services offered or managed by UBS Global Asset Management. UBS may also pay a fee for membership in industry-wide or state and municipal organizations or otherwise help sponsor conferences and educational forums for investment industry participants including, but not limited to, trustees, fiduciaries, consultants, administrators, state and municipal personnel and other clients. UBS’ membership in such organizations allows UBS to participate in these conferences and educational forums and helps UBS interact with conference participants and to develop an understanding of the points of view and challenges of the conference participants. In addition, UBS’ personnel, including employees of UBS, may have board, advisory, brokerage or other relationships with issuers, distributors, consultants and others that may have investments in the funds or that may recommend investments in the funds. In addition, UBS, including UBS Global Asset Management, may make charitable contributions to institutions, including those that have relationships with clients or personnel of clients. UBS’ personnel may also make political contributions. As a result of the relationships and arrangements described in this paragraph, consultants, distributors and other parties may have conflicts associated with their promotion of the funds or other dealings with the funds that create incentives for them to promote the funds or certain portfolio transactions.

To the extent permitted by applicable law, UBS Global Asset Management may make payments to authorized dealers and other financial intermediaries (“Intermediaries”) from time to time to promote the funds. The additional payments by UBS Global Asset Management may also compensate Intermediaries for

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subaccounting, administrative and/or shareholder processing services that are in addition to the fees paid for these or similar services by such products. Payments made by UBS Global Asset Management may vary between different Intermediaries. Please read the section entitled “Investment advisory, administration and principal underwriting arrangements” for more information.

Potential conflicts relating to the allocation of investment opportunities among the funds and other UBS accounts.  UBS Global Asset Management manages accounts of certain clients by means of separate accounts (“Separate Accounts”). With respect to the funds, UBS Global Asset Management may follow a strategy that is expected to be similar over time to that delivered by the Separate Accounts. The funds and the Separate Account clients are subject to independent management and, given the independence in the implementation of advice to these accounts, there can be no assurance that such investment advice will be implemented simultaneously. Neither UBS Global Asset Management nor its affiliates will know when advice issued has been executed (if at all) and, if so, to what extent. While each will use reasonable endeavors to procure timely execution, it is possible that prior execution for or on behalf of the Separate Accounts could adversely affect the prices and availability of the securities, currencies and instruments in which the funds invest.

Other potential conflicts relating to the management of the funds by UBS Global Asset Management

Potential restrictions and issues relating to information held by UBS.  From time to time and subject to UBS Global Asset Management’s policies and procedures regarding information barriers, UBS Global Asset Management may consult with personnel in other areas of UBS, or with persons unaffiliated with UBS. The performance by such persons of obligations related to their consultation with personnel of UBS Global Asset Management could conflict with their areas of primary responsibility within UBS or elsewhere. There will be no obligation on the part of such persons to make available for use by the funds any information or strategies known to them or developed in connection with their own client, proprietary or other activities. In addition, UBS will be under no obligation to make available any research or analysis prior to its public dissemination.

In connection with its management of the funds, UBS Global Asset Management may have access to certain fundamental analysis and proprietary technical models developed by UBS Global Asset Management or its affiliates (including UBS). UBS Global Asset Management will not be under any obligation, however, to effect transactions on behalf of the funds in accordance with such analysis and models. In addition, neither UBS Global Asset Management nor any of its affiliates (including UBS) will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the funds and it is not anticipated that UBS Global Asset Management will have access to such information for the purpose of managing the funds. The proprietary activities or portfolio strategies of UBS Global Asset Management and its affiliates (including UBS) or the activities or strategies used for accounts managed by them or other client accounts could conflict with the transactions and strategies employed by UBS Global Asset Management, and have adverse effects on the funds.

Potential conflicts relating to UBS’ and UBS Global Asset Management’s proprietary activities and activities on behalf of other accounts.  Transactions undertaken by UBS or client accounts managed by UBS (“Client Accounts”) may adversely impact the funds. UBS and one or more Client Accounts may buy or sell positions while the funds are undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the funds. For example, an equity fund (but not these money market funds) may establish a short position in a security and UBS or other Client Accounts may buy that same security. The subsequent purchase may result in an increase of the price of the underlying position in the short sale exposure of the equity fund and such increase in price would be to the equity fund’s detriment. Conversely, the equity fund may buy a security and UBS or Client Accounts may establish a short position in that same security. The subsequent short sale may result in impairment of the price of the security which the equity fund holds. Conflicts may also arise because portfolio decisions regarding the equity fund may benefit UBS or other Client Accounts.

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For example, the sale of a long position or establishment of a short position by the equity fund may impair the price of the same security sold short by (and therefore benefit) UBS or other Client Accounts, and the purchase of a security or covering of a short position in a security by the funds may increase the price of the same security held by (and therefore benefit) UBS or other Client Accounts.

The directors, officers and employees of UBS and UBS Global Asset Management may buy and sell securities or other investments for their own accounts or for seed capital accounts (including through investment funds managed by UBS and UBS Global Asset Management). As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees that are the same, different from or made at different times than positions taken for the funds. To reduce the possibility that the funds will be materially adversely affected by the personal or proprietary trading described above, the funds, UBS and UBS Global Asset Management have established policies and procedures that restrict securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the funds’ portfolio transactions.

Gifts and entertainment.  From time to time, directors, officers and employees of UBS and UBS Global Asset Management may receive gifts and/or entertainment from clients, intermediaries, or service providers to the funds, UBS and UBS Global Asset Management, which could have the appearance of affecting or may potentially affect the judgment of the directors, officers and employees or the manner in which they conduct business on behalf of the funds, UBS and UBS Global Asset Management. To reduce the appearance of impropriety and the possibility that the funds may be materially adversely affected by such gifts and entertainment, UBS and UBS Global Asset Management have established policies and procedures that restrict the receipt of gifts and entertainment from clients, intermediaries, or service providers to the funds.

UBS may in-source or outsource.   Subject to applicable law, UBS, including UBS Global Asset Management, may from time to time and without notice to investors in-source or outsource certain processes or functions in connection with a variety of services that it provides to the funds in its administrative or other capacities. Such in-sourcing or outsourcing may give rise to additional conflicts of interest.

Selection of brokers and dealers and commission rates

UBS Global Asset Management utilizes a common portfolio and trading platform for its clients. Certain investment professionals and other employees of UBS Global Asset Management are officers of advisory affiliates and related persons and may provide investment advisory services to clients of such affiliated entities. UBS Global Asset Management’s personnel also provide research and trading support to personnel of certain advisory affiliates. Research-related costs may be shared by advisory affiliates and related persons and may benefit the clients of such advisory affiliates. Since research services are shared between UBS Global Asset Management and its advisory affiliates, UBS Global Asset Management and its advisory affiliates maintain an aggregated soft dollar budget. Therefore, research services that benefit UBS Global Asset Management’s clients may be paid for with commissions generated by clients of its advisory affiliates. Similarly, research services paid for by commissions generated by UBS Global Asset Management’s clients may benefit advisory affiliates and their clients. UBS Global Asset Management does not allocate the relative costs or benefits of research received from brokers or dealers among its clients because UBS Global Asset Management believes that the research received is, in the aggregate, of assistance in fulfilling UBS Global Asset Management’s overall responsibilities to its clients. The research may be used in connection with the management of accounts other than those for which trades are executed by the brokers or dealers providing the research. For example, equity research may be used for fixed income funds and accounts.

Potential regulatory restrictions on investment advisor activity

From time to time, the activities of the funds may be restricted because of regulatory requirements applicable to UBS and/or its internal policies designed to comply with, limit the applicability of, or

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otherwise relate to such requirements. A client not advised by UBS would not be subject to some of those considerations. There may be periods when UBS Global Asset Management may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice with respect to certain securities or instruments issued by or related to companies for which UBS is performing investment banking, market making or other services or has proprietary positions or otherwise has come into possession of material inside information.

For example, when UBS is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the funds may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if UBS personnel serve as directors of companies the securities of which the funds wish to purchase or sell. The larger UBS Global Asset Management’s investment advisory business and UBS’ businesses, the larger the potential that these restricted list policies will impact investment transactions. However, if permitted by applicable law, the funds may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by UBS, or in cases in which UBS personnel are directors or officers of the issuer.

The investment activities of UBS for its proprietary accounts and for Client Accounts may also limit the investment strategies and rights of the funds. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause UBS, the funds or other Client Accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of UBS Global Asset Management on behalf of the funds to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, UBS Global Asset Management on behalf of the funds may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when UBS Global Asset Management, in its sole discretion, deems it appropriate.

UBS Global Asset Management and its affiliates, including, without limitation, UBS and its advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts, other funds and collective investment vehicles) that have investment objectives similar to those of the funds and/or that engage in transactions in the same types of securities, currencies and instruments as the funds. UBS and its affiliates are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, UBS and its affiliates may be actively engaged in transactions in the same securities, currencies, and instruments in which the funds invest. Such activities could affect the prices and availability of the securities, currencies, and instruments in which the funds invest, which could have an adverse impact on the funds’ performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of the funds’ transactions and thus at prices or rates that may be more or less favorable than those obtained by the funds. UBS Global Asset Management has developed policies and procedures consistent with regulatory requirements that provide that it will allocate investment opportunities and make purchase and sale decisions among the funds and other client accounts in a manner that it considers, in its sole discretion and consistent with its fiduciary obligation to each account, to be reasonable. Allocations may be based on numerous factors and may not always be pro rata based. Thus, this system may adversely affect the size or price of the assets purchased or sold for the funds.

The results of the funds’ investment activities may differ significantly from the results achieved by UBS Global Asset Management and its affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that UBS Global Asset Management and its affiliates and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by the funds. Moreover, it is

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possible that the funds will sustain losses during periods in which UBS Global Asset Management and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

The investment activities of UBS Global Asset Management and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the funds in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, the funds’ activities may also be restricted because of regulatory restrictions applicable to UBS Global Asset Management and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when UBS Global Asset Management, and/or its affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which UBS Global Asset Management and/or its affiliates are performing services or when position limits have been reached where such securities or instruments otherwise would have been permissible investments for the funds. Additionally, the funds or certain accounts may be licensed to trade securities or engage in transactions in certain jurisdictions while other funds and accounts are not licensed.

In addition, certain officers and certain employees of UBS Global Asset Management are also officers or employees of UBS, or its affiliated entities. As a result, the performance by these officers and employees of their obligations to such other entities may be a consideration of which investors in the funds should be aware.

UBS Global Asset Management may enter into transactions and invest in securities, instruments and currencies on behalf of the funds where customers of UBS or, to the extent permitted by the SEC, UBS itself, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the funds, and such party may have no incentive to assure that the funds obtain the best possible prices or terms in connection with the transaction. In addition, the purchase, holding and sale of such investments by the funds may enhance the profitability of UBS Global Asset Management and/or UBS. UBS and its affiliates may also create, write or issue derivative instruments for customers of UBS or its affiliates, the underlying securities, currencies or instruments of which may be those in which the funds invest or which may be based on the performance of the funds. The funds may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by UBS or its affiliates and may also enter into transactions with other clients of UBS Global Asset Management or its affiliates where such other clients have interests adverse to those of the funds. At times, these activities may cause UBS Global Asset Management or its affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the funds. To the extent affiliated transactions are permitted, the funds will deal with UBS Global Asset Management, UBS and its affiliates on an arms-length basis. UBS Global Asset Management or UBS may also have an ownership interest in certain trading or information systems used by the funds. The funds’ use of such trading or information systems may enhance the profitability of UBS Global Asset Management and its affiliates.

It is also possible that, from time to time, UBS Global Asset Management or any of its affiliates may, although they are not required to, purchase and hold shares of the funds. Increasing the funds’ assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the funds’ expense ratio. UBS Global Asset Management and its affiliates reserve the right to redeem at any time some or all of the shares of the funds acquired for their own accounts. A large redemption of shares of the funds by UBS Global Asset Management or its affiliates could significantly reduce the asset size of the funds, which might have an adverse effect on the funds’ investment flexibility, portfolio diversification, expense ratio and may result in significant transaction costs. UBS Global Asset Management will consider the effect of redemptions on the funds and other shareholders in deciding whether and when to redeem its shares.

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It is possible that the funds may invest in securities of companies with which UBS has or is trying to develop investment banking relationships as well as securities of entities in which UBS Global Asset Management or UBS has significant debt or equity investments or in which UBS makes a market. The funds also may invest in securities of companies to which UBS Global Asset Management or UBS provides or may someday provide research coverage. Such investments could cause conflicts between the interests of the funds and the interests of other UBS Global Asset Management or UBS clients. In making investment decisions for the funds, UBS Global Asset Management is not permitted to obtain or use material non-public information acquired by any division, department or affiliate of UBS Global Asset Management in the course of these activities. In addition, from time to time, UBS’ activities may limit the funds’ flexibility in purchases and sales of securities. When UBS is engaged in an underwriting or other distribution of securities of an entity, UBS Global Asset Management may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the funds.

Present and future activities of UBS Global Asset Management and its affiliates, in addition to those described in this section, may give rise to additional conflicts of interest.

UBS Global Asset Management may buy for the funds securities or obligations of issuers in which UBS or other funds or accounts have made, or are making, an investment in securities or obligations that are subordinate or senior to securities of the funds. For example, the funds may invest in debt securities of an issuer at the same time that UBS or other funds or accounts are investing, or currently have an investment, in equity securities of the same issuer. To the extent that the issuer experiences financial or operational challenges which may impact the price of its securities and its ability to meet its obligations, decisions by UBS (including UBS Global Asset Management) relating to what actions to be taken may also raise conflicts of interests and UBS may take actions for certain accounts that have negative impacts on other advisory accounts.

While UBS Global Asset Management will make proxy voting decisions as it believes appropriate and in accordance with UBS Global Asset Management’s policies designed to help avoid conflicts of interest, proxy voting decisions made by UBS Global Asset Management with respect to the funds’ portfolio securities may have the effect of favoring the interests of other clients or businesses of other divisions or units of UBS. UBS Global Asset Management’s proxy voting policy is discussed in more detail in the section entitled “Proxy voting policies and procedures.”

As a registered investment adviser under the Investment Advisers Act of 1940, UBS Global Asset Management is required to file a Form ADV with the SEC. Form ADV Part II contains information about assets under management, types of fee arrangements, types of investments, potential conflicts of interest, and other relevant information regarding UBS Global Asset Management. A copy of Part I of UBS Global Asset Management’s Form ADV is available on the SEC’s Web site (http://www.adviserinfo.sec.gov). A copy of Part II of UBS Global Asset Management’s Form ADV is available upon request.

Other information

Delaware statutory trust.  Although Delaware law statutorily limits the potential liabilities of a Delaware statutory trust’s shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of the funds could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or a fund. However, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the funds). The Trust Instrument provides for indemnification from a fund’s property for all losses and expenses of any fund shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which UBS Global AM believes is remote and not material.

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Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of each fund.

Voting rights. Shareholders of the funds are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series is required by law.

The Trust does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by the shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a trustee at the written request of holders of record of at least 10% of the outstanding shares of the Trust.

Prior names. Prior to April 8, 2002, the Trust was known as Brinson Money Series, and the funds’ names were Brinson Cash Reserves Fund and Brinson Liquid Assets Fund. Prior to May 9, 2001, the Trust was known as Mitchell Hutchins LIR Money Series and the funds’ names were LIR Cash Reserves Fund and LIR Liquid Assets Fund. Prior to July 28, 1999, the Trust was known as Mitchell Hutchins Institutional Series.

Custodian and recordkeeping agent; transfer and dividend agent. State Street Bank and Trust Company, located at 2 Avenue deLafayette, Boston, MA 02206-5501, serves as custodian and recordkeeping agent for the funds. PNC, located at 400 Bellevue Parkway, Wilmington, DE 19809, is a subsidiary of PNC Bank, N.A., and serves as the funds’ transfer and dividend disbursing agent.

Counsel. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006-2401 serves as counsel to the funds. Dechert LLP also has acted as counsel to UBS Global AM in connection with other matters. Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent counsel to the Independent Trustees.

Independent registered public accounting firm. Ernst & Young LLP, 5 Times Square, New York, New York 10036, serves as independent registered public accounting firm for the funds.

Financial statements

Each fund’s annual report to shareholders for its fiscal year ended April 30, 2009 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated herein by this reference.

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You should rely only on the information contained or referred to in the prospectus for a particular fund and this Statement of Additional Information. The funds and their principal underwriter have not authorized anyone to provide you with information that is different. The prospectuses and this Statement of Additional Information are not an offer to sell shares of the funds in any jurisdiction where the funds or their principal underwriter may not lawfully sell those shares.

© 2009 UBS Global Asset Management (US) Inc.
All rights reserved.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
UBS Select Prime Capital Fund
UBS Select Treasury Capital Fund
UBS Select Tax-Free Capital Fund
Statement of Additional Information
August 28, 2009

51 West 52nd Street
New York, New York 10019-6114

The twelve funds named above (together, the “funds”) are diversified series of UBS Money Series (the “Trust”), a professionally managed open-end investment company. Each fund is a “feeder fund” that invests all of its assets in a corresponding master fund (each a “master fund”) with the same objective as the fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) is the investment advisor and administrator for the master funds and the administrator for the feeder funds. UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) serves as principal underwriter for the funds. UBS Global AM and UBS Global AM (US) are indirect wholly owned subsidiaries of UBS AG.

Portions of the annual reports to shareholders for UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund. UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund are incorporated by reference into this Statement of Additional Information (“SAI”). (Prior to August 28, 2007, UBS Select Prime Institutional Fund was known as “UBS Select Money Market Fund” and UBS Select Treasury Institutional Fund was known as “UBS Select Treasury Fund”). The annual reports accompany this SAI. You may obtain an additional copy of an annual report without charge by calling toll-free 1-888-547 FUND.

This SAI is not a prospectus and should be read only in conjunction with the respective fund’s current prospectus, dated August 28, 2009. A copy of a prospectus may be obtained by calling a financial intermediary through which shares may be purchased or by calling toll-free 1-888-547 FUND. The prospectus also contains more complete information about the relevant fund. You should read it carefully before investing. This SAI is dated August 28, 2009.

The funds and their investment policies

Each fund’s investment objective may not be changed without shareholder approval. Except where noted, the investment policies of each fund may be changed by its board without shareholder approval.

Each fund invests in securities through an underlying master fund. Each fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to a fund include its corresponding master fund. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

Each fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Each fund invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments include short-term debt-obligations and similar securities. They also include longer term securities that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Each fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

Each fund may purchase only those obligations that UBS Global AM determines, pursuant to procedures adopted by the board, present minimal credit risks and are “First Tier Securities” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). First Tier Securities include US government securities, repurchase agreements related to US government securities, and securities of other registered investment companies that are money market funds. Other First Tier Securities are either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations (“rating agencies”), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by UBS Global AM to be of comparable quality.

UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Prime Investor Fund and UBS Select Prime Capital Fund. Each fund’s investment objective is to earn maximum current income consistent with liquidity and the preservation of capital. Each fund’s investments include (1) US and foreign government securities, (2) obligations of US and non-US banks, (3) commercial paper and other short-term obligations of US and non-US corporations, partnerships, trusts and similar entities, (4) funding agreements and other insurance company obligations, (5) repurchase agreements, and (6) investment company securities.

Each fund may invest in obligations (including certificates of deposit, bankers’ acceptances, time deposits and similar obligations) of US and non-US banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. Each fund’s investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.

Each fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than US government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. Each fund may purchase only US dollar denominated obligations of non-US issuers.

Each fund may invest up to 10% of its net assets in illiquid securities. Each fund may purchase securities on a when-issued or delayed delivery basis. Each fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. Each fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce each fund’s net income. See “The funds’ investments, related risks and limitations — Investment limitations of the funds” for more information regarding borrowing. Each fund may invest in the securities of other investment companies.

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UBS Select Treasury Institutional Fund, UBS Select Treasury Preferred Fund, UBS Select Treasury Investor Fund and UBS Select Treasury Capital Fund. Each fund’s investment objective is to earn maximum current income consistent with liquidity and the preservation of capital. Under normal circumstances, each fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and repurchase agreements relating to those instruments. Each fund may also invest in the securities of other investment companies that invest in these instruments. Each fund’s 80% policy, as described above, is a “non-fundamental” policy. This means that this investment policy may be changed by each fund’s board without shareholder approval. However, each fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change to the 80% investment policy.

Each fund may invest up to 10% of its net assets in illiquid securities. Each fund may purchase securities on a when-issued or delayed delivery basis. Each fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. Each fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce each fund’s net income. See “The funds’ investments, related risks and limitations — Investment limitations of the funds” for more information regarding borrowing. Each fund may invest in the securities of other investment companies.

UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund and UBS Select Tax-Free Capital Fund. Each fund’s investment objective is to earn maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital. Under normal circumstances, each fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Each fund invests primarily in money market instruments issued by states, municipalities, public authorities and other issuers, the interest on which is exempt from federal income tax (“municipal securities”). Each fund also may purchase participation interests in municipal securities. Participation interests are pro rata interests in securities held by others. The 80% policy adopted by each fund is a “fundamental” investment policy, and each fund may not deviate from its 80% policy without the approval of its shareholders.

Under normal circumstances, each fund may invest only up to 20% of its net assets (plus the amount of any borrowing for investment purposes) in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax (“AMT”).

Each fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than US government securities), except that each fund may invest up to 25% of its total assets in First Tier Securities (defined above) of a single issuer for a period of up to three business days. Each fund may invest up to 10% of its net assets in illiquid securities. Each fund may purchase securities on a when-issued or delayed delivery basis. Each fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. Each fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 10% of its total assets. The costs associated with borrowing may reduce each fund’s net income. See “The funds’ investments, related risks and limitations—Investment limitations of the funds” for more information regarding borrowing. Each fund may invest in the securities of other investment companies.

The funds’ investments, related risks and limitations

The following supplements the information contained in the relevant fund’s prospectus and above concerning each fund’s investments, related risks and limitations. Except as otherwise indicated in the prospectus or the SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be

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developed. The funds, through their corresponding master funds, may invest in these instruments to the extent consistent with their investment objectives.

Yields and credit ratings of money market instruments; First Tier Securities. The yields on the money market instruments in which the funds invest are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

Subsequent to its purchase, an issue may cease to be rated or its rating may be reduced. If a security in a fund’s portfolio ceases to be a First Tier Security (as defined above) or UBS Global AM becomes aware that a security has received a rating below the second highest rating by any rating agency, UBS Global AM and, in certain cases, the fund’s board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

US government securities. US government securities include direct obligations of the US Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or its instrumentalities. These US government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises, that are not guaranteed or insured by the US government. Other US government securities may be backed by the full faith and credit of the US government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

US government securities also include separately traded principal and interest components of securities issued or guaranteed by the US Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the US Treasury.

Commercial paper and other short-term obligations. UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Prime Investor Fund and UBS Select Prime Capital Fund may purchase commercial paper, which includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. Each of UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Prime Investor Fund and UBS Select Prime Capital Fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission (“SEC”). Descriptions of certain types of short-term obligations are provided below.

Asset-backed securities. UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Prime Investor Fund and UBS Select Prime Capital Fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See “The funds’ investments, related risks and limitations — Credit and liquidity enhancements.”

Variable and floating rate securities and demand instruments. UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Prime Investor Fund and UBS Select Prime Capital Fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by US government agencies or instrumentalities or guaranteed by the US government. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities

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may have different adjustment rates. Certain of these obligations carry a demand feature that gives a fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. A fund’s investments in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Prime Investor Fund and UBS Select Prime Capital Fund will purchase variable and floating rate securities of non-US government issuers that have remaining maturities of more than 13 months only if the securities are subject to a demand feature exercisable within 13 months or less. See “The funds’ investments, related risks and limitations — Credit and liquidity enhancements.”

Generally, a fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day US Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

Auction rate and remarketed preferred stock. UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Prime Investor Fund and UBS Select Prime Capital Fund may purchase certain types of auction rate preferred stock (“ARPS”) and/or remarketed preferred stock (“RPS”) subject to a demand feature. These purchases may include ARPS and RPS issued by closed-end investment companies. ARPS or RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. ARPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both ARPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of ARPS and RPS may exercise a demand feature and has the right to sell the ARPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost; other holders may suffer a partial or complete loss of liquidity. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.

An investment in ARPS and RPS issued by closed-end funds also is subject to limitations that generally prohibit the fund from investing more than 10% of its assets in securities of other investment companies. See “The fund’s investments, related risks and limitations — Investments in other investment companies.”

Variable amount master demand notes. UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Prime Investor Fund and UBS Select Prime Capital Fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.

Funding agreements and guaranteed investment contracts. UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Prime Investor Fund and UBS Select Prime Capital Fund may invest in funding agreements and guaranteed investment contracts issued by insurance companies which are obligations of the insurance company or one or more segregated asset accounts of the insurance company. Funding agreements permit the investment of varying amounts under a direct agreement between the fund and an insurance company and may provide that the principal amount may be increased from time

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to time (subject to specified maximums) by agreement of the parties or decreased by either party. The fund expects to invest primarily in funding agreements and guaranteed investment contracts with floating or variable rates. Some funding agreements and guaranteed investment contracts are subject to demand features that permit the fund to tender its interest back to the issuer. To the extent the fund invests in funding agreements and guaranteed investment contracts that either do not have demand features or have demand features that may be exercised more than seven days after the date of acquisition, these investments will be subject to the fund’s limitation on investments in illiquid securities. See “The funds’ investments, related risks and limitations — Credit and liquidity enhancements” and — “Illiquid securities.”

Investing in non-US securities. Investments by UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Prime Investor Fund and UBS Select Prime Capital Fund in US dollar-denominated securities of non-US issuers may involve risks that are different from investments in US issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund’s investments. Additionally, there may be less publicly available information about non-US issuers because they may not be subject to the same regulatory requirements as domestic issuers. The fund’s investments in securities issued by US finance subsidiaries of non-US banks may involve similar risks to the extent that a non-US bank is deemed to support its US finance subsidiary. US finance subsidiaries of non-US banks may not be subject to regulation by US state or federal banking regulation.

Credit and liquidity enhancements. Each fund may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to the fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of the fund to use them when the fund wishes to do so.

Illiquid securities. The term “illiquid securities” means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those UBS Global AM has determined are liquid pursuant to guidelines established by a fund’s board. A fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

Restricted securities are not registered under the Securities Act of 1933, as amended (“Securities Act”), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. A large institutional market has developed for many US and non-US securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer’s ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a “safe harbor” from the registration requirements of the Securities Act

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for resales of certain securities to qualified institutional buyers. These markets include automated systems for the trading, clearance and settlement of unregistered securities of US and non-US issuers, such as the PORTAL System sponsored by the Financial Industry Regulatory Authority. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.

The board has delegated the function of making day-to-day determinations of liquidity to UBS Global AM pursuant to guidelines approved by the board. UBS Global AM takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. UBS Global AM monitors the liquidity of restricted securities in each fund’s portfolio and reports periodically on such decisions to the board.

UBS Global AM also monitors each fund’s overall holdings of illiquid securities. If a fund’s holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of portfolio securities or shareholder redemptions), UBS Global AM will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund’s holdings of illiquid securities. However, a fund is not required to dispose of illiquid securities under these circumstances.

Repurchase agreements. Each fund may enter into repurchase agreements. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. A fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special tri-party custodian or sub-custodian that maintains separate accounts for both a fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, a fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Each fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS Global AM to present minimal credit risks.

Reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse

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repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund’s obligation to repurchase the securities, and the fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. See “The funds’ investments, related risks and limitations — Segregated accounts.”

Counterparty risk. A fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks UBS Global AM and/or its affiliates, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which a fund does business.

Operations risk. Each fund is subject to the risk that it may not be able to complete a transaction in the manner or at the time desired because of difficulties with the settlement process or other functions related to the processing of securities transactions.

When-issued and delayed delivery securities. Each fund may purchase securities on a “when-issued” basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund’s incurring a loss or missing an opportunity to make an alternative investment.

A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund’s net asset value. A fund’s when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile. A fund may sell the right to acquire the security prior to delivery if UBS Global AM deems it advantageous to do so, which may result in a gain or loss to the fund. See “The funds’ investments, related risks and limitations — Segregated accounts.”

Investments in other investment companies. Each fund may invest in securities of other investment companies subject to limitations imposed by the Investment Company Act. Among other things, these limitations generally restrict a fund’s aggregate investments in other investment companies to no more than 10% of its total assets, subject to a number of exceptions. The feeder funds intend to rely on Section 12(d)(1)(E) of the Investment Company Act, which allows a fund to invest substantially all of its assets in the securities of other investment companies (i.e., the master fund) without regard to the 10% limitation.

Lending of portfolio securities. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that UBS Global AM deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a fund’s portfolio securities must maintain acceptable collateral with the fund’s custodian (or a sub-custodian) in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, US government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. Each fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. Each fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. Each fund will seek to retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when retaining such rights is considered to be in the fund’s interest.

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State Street Bank and Trust Company has been approved to serve as lending agent and would receive fees for such services.

Segregated accounts. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or designate on the books of its custodian) cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the commitment.

Types of municipal securities. UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund and UBS Select Tax-Free Capital Fund may invest in a variety of municipal securities, as described below:

Municipal bonds. Municipal bonds are debt obligations that are issued by states, municipalities, public authorities or other issuers and that pay interest that is exempt from federal income tax in the opinion of issuer’s counsel. The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. The term “municipal bonds” also includes “moral obligation” issues, which are normally issued by special purpose authorities. In the case of such issues, an express or implied “moral obligation” of a related government unit is pledged to the payment of the debt service but is usually subject to annual budget appropriations. Custodial receipts that represent an ownership interest in one or more municipal bonds also are considered to be municipal bonds. Various types of municipal bonds are described in the following sections.

Municipal lease obligations. Municipal bonds include municipal lease obligations, such as leases, installment purchase contracts and conditional sales contracts and certificates of participation therein. Municipal lease obligations are issued by state and local governments and authorities to purchase land or various types of equipment or facilities and may be subject to annual budget appropriations. UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund and UBS Select Tax-Free Capital Fund generally invest in municipal lease obligations through certificates of participation.

Although municipal lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged, they ordinarily are backed by the municipality’s covenant to budget for, appropriate and make the payments due under the lease obligation. The leases underlying certain municipal lease obligations, however, provide that lease payments are subject to partial or full abatement if, because of material damage or destruction of the leased property, there is substantial interference with the lessee’s use or occupancy of such property. This “abatement risk” may be reduced by the existence of insurance covering the leased property, the maintenance by the lessee of reserve funds or the provision of credit enhancements such as letters of credit.

Certain municipal lease obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Some municipal lease obligations of this type are insured as to timely payment of principal and interest, even in the event of a failure by the municipality to appropriate sufficient funds to make payments under the lease. However, in the case of an uninsured municipal lease obligation, a fund’s ability to recover under the lease in the event of a non-appropriation or default will be limited solely to the repossession of leased property without recourse to the general credit of the lessee, and disposition of the property in the event of foreclosure might prove difficult.

Industrial development bonds (“IDBs”) and private activity bonds (“PABs”). IDBs and PABs are issued by or on behalf of public authorities to finance various privately operated facilities, such as airport or pollution control facilities. These obligations are considered municipal bonds if the interest paid thereon is exempt from federal income tax in the opinion of the bond issuer’s counsel. IDBs and PABs are in most cases revenue bonds and thus are not payable from the unrestricted revenues of the issuer.

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The credit quality of IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed. IDBs issued after August 15, 1986 generally are considered PABs, and to the extent a fund invests in PABs, shareholders generally will be required to treat a portion of their exempt-interest dividends from that fund as a “Tax Preference Item.” See “Taxes” below. Each of UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund and UBS Select Tax-Free Capital Fund may invest more than 25% of its assets in IDBs and PABs.

Participation interests. Participation interests are interests in municipal bonds, including IDBs, PABs and floating and variable rate obligations, that are owned by financial institutions. These interests carry a demand feature permitting the holder to tender them back to the financial institution, which demand feature generally is backed by an irrevocable letter of credit or guarantee of the financial institution. The credit standing of such financial institution affects the credit quality of the participation interests.

A participation interest gives a fund an undivided interest in a municipal bond owned by a financial institution. The fund has the right to sell the instruments back to the financial institution. As discussed above under “The funds’ investments, related risks and limitations—credit and liquidity enhancements,” to the extent that payment of an obligation is backed by a letter of credit, guarantee or liquidity support arrangement from a financial institution, that payment may be subject to the financial institution’s ability to satisfy that commitment. UBS Global AM will monitor the pricing, quality and liquidity of the participation interests held by a fund, and the credit standing of financial institutions issuing letters of credit or guarantees supporting those participation interests on the basis of published financial information, reports of rating services and financial institution analytical services.

Put bonds. A put bond is a municipal bond that gives the holder the unconditional right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond’s maturity date. The obligation to purchase the bond on the exercise date may be supported by a letter of credit or other credit support arrangement from a bank, insurance company or other financial institution, the credit standing of which affects the credit quality of the obligation.

If a fund holds a bond subject to a “one time only” put, the fund ordinarily will either sell the bond or put the bond, depending upon the more favorable price. If a bond has a series of puts after the first put, it will be held as long as, in the judgment of UBS Global AM, it is in the fund’s best interest to do so. There is no assurance that the issuer of a put bond acquired by a fund will be able to repurchase the bond on the exercise date, if the fund chooses to exercise its right to put the bond back to the issuer or to a third party.

Tender option bonds. Tender option bonds are long-term municipal securities (or interests therein) sold by a bank, other financial institution or special purpose entity subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (the “tender option”). Each of UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund and UBS Select Tax-Free Capital Fund may invest in such securities with tender options that may be exercisable at intervals ranging from daily to 397 days, and the interest rate on such securities is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal securities, and may be subject to other conditions. Therefore, a fund’s ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities or its insurer (if any). If UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund or UBS Select Tax-Free Capital Fund invests in tender option bonds, the financial statements, financial highlights and other materials containing financial information of that fund will properly reflect these transactions, and the fund’s independent accountants will concur with the accounting treatment being applied to the fund’s transactions.

Tax-exempt commercial paper and short-term municipal notes. Municipal bonds include tax-exempt commercial paper and short-term municipal notes, such as tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term securities. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements and other revenues.

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Mortgage subsidy bonds. Each of UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund and UBS Select Tax-Free Capital Fund also may purchase mortgage subsidy bonds with a remaining maturity of less than 13 months that are issued to subsidize mortgages on single family homes and “moral obligation” bonds with a remaining maturity of less than 13 months that are normally issued by special purpose public authorities. In some cases the repayment of these bonds depends upon annual legislative appropriations; in other cases repayment is a legal obligation of the issuer, and if the issuer is unable to meet its obligations, repayment becomes a moral commitment of a related government unit (subject, however, to such appropriations).

Stand-by commitments. Each of UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund and UBS Select Tax-Free Capital Fund may acquire stand-by commitments under unusual market conditions to facilitate portfolio liquidity. Pursuant to a stand-by commitment, a municipal bond dealer agrees to purchase the securities that are the subject of the commitment at an amount equal to (1) the acquisition cost (excluding any accrued interest paid on acquisition), less any amortized market premium and plus any accrued market or original issue discount, plus (2) all interest accrued on the securities since the last interest payment date or the date the securities were purchased, whichever is later.

A fund will enter into stand-by commitments only with those banks or other dealers that, in the opinion of UBS Global AM, present minimal credit risk. A fund’s right to exercise stand-by commitments will be unconditional and unqualified. Stand-by commitments will not be transferable by a fund, although a fund may sell the underlying securities to a third party at any time. A fund may pay for stand-by commitments either separately in cash or by paying a higher price for the securities that are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The acquisition of a stand-by commitment will not ordinarily affect the valuation or maturity of the underlying municipal securities. Stand-by commitments acquired by a fund will be valued at zero in determining net asset value. Whether a fund paid directly or indirectly for a stand-by commitment, its cost will be treated as unrealized depreciation and will be amortized over the period the fund holds the commitment.

Temporary and defensive instruments. When UBS Global AM believes that there is an insufficient supply of the type of municipal securities in which UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund or UBS Select Tax-Free Capital Fund primarily invests, or during other unusual market conditions, those funds may temporarily invest all or any portion of their net assets in other types of municipal securities. In addition, when UBS Global AM believes that there is an insufficient supply of any type of municipal securities or that other circumstances warrant a defensive posture, each fund may hold cash and may invest all or any portion of its net assets in taxable money market instruments, including repurchase agreements. To the extent a fund holds cash, such cash would not earn income and would reduce the fund’s yield.

Master-feeder structure. Unlike other funds which directly acquire and manage their own portfolio securities, each fund seeks to achieve its objective by investing substantially all of its assets in a corresponding master fund, a separate registered open-end investment company with the same objective as the fund. Therefore, a shareholder’s interest in the master fund’s securities is indirect. In addition to selling beneficial interests to the funds, a master fund may sell beneficial interests to other mutual funds and other investors. Such investors will invest in the master fund on the same terms and conditions and will pay a proportionate share of the master fund’s expenses. However, the other investors investing in the master fund may have different operating expenses or characteristics. Therefore, shareholders should be aware that these differences might result in differences in returns experienced by investors in different mutual funds that invest in the corresponding master funds. Such differences in return are also present in other mutual fund structures. Information concerning other holders of interest in the master funds is available by contacting UBS Global AM at 1-888-547 FUND.

The master-feeder structure is relatively complex, so shareholders should carefully consider this investment approach.

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Small funds investing in a corresponding master fund may be materially affected by the actions of larger investors invested in the master fund. Investors with a greater pro rata ownership in the master fund could have effective voting control of the operation of the master fund. Whenever the trust under which the master funds are organized is requested to vote in matters pertaining to a master fund, the trust will, except as permitted by the SEC, submit matters to its feeder funds and other investors for a vote. The master fund will cast its votes in the same proportion as the feeder funds and other investors who vote as shareholders of the master fund. A feeder fund asked to vote on matters pertaining to its corresponding master fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law.

Certain changes in a master fund’s objectives, policies or restrictions may require a feeder fund to withdraw its interest in the master fund. Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the master fund). If securities are distributed, a fund could incur tax and other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a fund. Notwithstanding the above, there are some other means for meeting redemption requests, such as borrowing.

A fund may withdraw its investment in a corresponding master fund at any time, if the board determines that it is in the best interests of the shareholders of the fund to do so. Upon any such withdrawal, the board would consider what action might be taken, including the investment of all the assets of the fund in another pooled investment entity having the same objective as the fund or the retention of an investment advisor to manage the fund’s assets in accordance with the investment policies described elsewhere herein.

Investment limitations of the funds

Fundamental investment limitations. The following investment limitations, which apply to the funds and their corresponding master funds, cannot be changed with respect to a fund or master fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares present at a shareholders’ meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (3), the fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

Each fund will not:

(1)	Purchase securities of any one issuer if, as a result, more than 5% of the fund’s total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund’s total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies and instrumentalities or to securities issued by other investment companies.

The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

With respect to UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund and UBS Select Tax-Free Capital Fund, the following interpretation applies to, but is not a part of, this fundamental restriction: Each state, territory and possession of the United States (including the District of Columbia and Puerto Rico), each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate “issuer.” When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate

13

from the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an IDB or PAB, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by the fund exceeds 10% of the fund’s total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity.

(2)	Purchase any security if, as a result of that purchase, 25% or more of the fund’s total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers’ acceptances of domestic branches of US banks.

The following interpretations apply to, but are not a part of, this fundamental restriction: (a) US banking (including US finance subsidiaries of non-US banks) and non-US banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry and (c) tax-exempt securities backed only by the assets and revenues of a non-government user will be considered to be subject to this industry concentration limitation.

(3)	Issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

(4)	Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan.

The following interpretation applies to, but is not a part of, this fundamental restriction: Investments in master notes, funding agreements and similar instruments will not be considered to be the making of a loan.

(5)	Engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

(6)	Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

(7)	Purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Under normal circumstances, UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund and UBS Select Tax-Free Capital Fund each invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments the income from which is exempt from federal income tax. Each such 80% investment policy, as noted in its prospectus, may not be changed without the approval of the fund’s shareholders.

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Non-fundamental investment limitations. The following investment restrictions, which apply to the funds and their corresponding master funds, are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

Each fund will not:

(1)	purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions, and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(2)	engage in short sales of securities or maintain a short position, except that the fund may (a) sell short “against the box” and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(3)	purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

(4)	invest more than 10% of its net assets in illiquid securities.

Disclosure of portfolio holdings

The funds will hold beneficial interests in the master funds for so long as they continue to participate in the master-feeder arrangement. During that time, the portfolio holdings disclosure policies and procedures of the funds will apply to the master funds, which hold portfolio securities directly.

Policies and procedures generally. UBS Global AM and each fund’s board have adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the portfolio holdings of a fund. UBS Global AM and each fund’s chief compliance officer also considered actual and potential material conflicts that could arise in such circumstances between the interests of fund shareholders, on the one hand, and those of a fund’s investment advisor, distributor, or any affiliated person of a fund, its investment advisor, or its distributor, on the other. Each fund’s disclosure policy with respect to the release of portfolio holdings information is to release only such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, each fund’s portfolio holdings will not be made available to anyone outside of UBS Global AM unless and until the information has been available to all shareholders or the general public in a manner consistent with the spirit and terms of this policy.

After giving due consideration to such matters and after the exercise of their fiduciary duties and reasonable business judgment, UBS Global AM and each fund’s board determined that each fund has a legitimate business purpose for disclosing portfolio holdings to certain persons/entities and that the policies and procedures are reasonably designed to ensure that disclosure of portfolio holdings and information about portfolio holdings is in the best interests of fund shareholders and appropriately address the potential for material conflicts of interest.

UBS Global AM’s procedures require that UBS Global AM Legal and Compliance Departments address any material conflicts of interest regarding a disclosure of portfolio holdings and determine whether a disclosure of a fund’s portfolio holdings is for a legitimate business purpose and in the best interests of the fund’s shareholders prior to the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of each fund or UBS Global AM Legal and Compliance Departments authorizing the disclosure of portfolio holdings. UBS Global AM Legal and Compliance Departments will periodically review how each fund’s portfolio holdings are being disclosed to and used by, if at all, service providers, UBS Global AM affiliates

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and certain fiduciaries, and broker-dealers to ensure that such use is for legitimate business reasons and in the best interests of the fund’s shareholders.

Board oversight. Each fund’s board exercises continuing oversight of the disclosure of fund portfolio holdings by (i) overseeing the implementation and enforcement by the fund’s chief compliance officer of the portfolio holdings disclosure policies and procedures, and the fund’s policies and procedures regarding the misuse of inside information; (ii) considering reports and recommendations by the chief compliance officer concerning any material compliance matters (as defined in Rule 38a-1 under the Investment Company Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any policies governing portfolio holdings, and (iii) considering whether to approve or ratify any amendment to any policies governing portfolio holdings. UBS Global AM and each fund’s board reserve the right to amend a fund’s policies and procedures regarding the disclosure of portfolio holdings at any time and from time to time subject to the approval of each fund’s board.

Complete portfolio holdings — disclosure to service providers subject to confidentiality and trading restrictions. UBS Global AM, for legitimate business purposes, may disclose a fund’s complete portfolio holdings at times it deems necessary and appropriate to rating and ranking organizations, financial printers, proxy voting service providers, pricing information vendors, third-parties that deliver analytical, statistical or consulting services, custodians or a redeeming party’s custodian or transfer agent as necessary in connection with redemptions in kind, and other third parties that provide services (collectively, “Service Providers”) to UBS Global AM and/or a fund.

Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information pursuant to the terms of the service agreement between the Service Provider and a fund or UBS Global AM, or the terms of the confidentiality agreement. The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of lag, if any, between the date of information and the date on which the information is disclosed to the Service Provider, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to a fund and its shareholders, and the legitimate business purposes served by such disclosure. Disclosure of complete portfolio holdings to a Service Provider must be authorized by a Trust officer or the General Counsel or an Associate General Counsel within the Legal and Compliance Departments of UBS Global AM.

Complete portfolio holdings — disclosure to UBS Global AM affiliates and certain fiduciaries subject to confidentiality and trading restrictions. A fund’s complete portfolio holdings may be disclosed between and among the following persons (collectively, “Affiliates and Fiduciaries”), subject to authorization by the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of a fund or by an attorney in the Legal and Compliance Departments of UBS Global AM, for legitimate business purposes within the scope of their official duties and responsibilities, subject to such persons’ continuing duty of confidentiality and duty not to trade on the basis of any material nonpublic information, as such duties are imposed under UBS Global AM’s code of ethics, a fund’s policies and procedures regarding the prevention of the misuse of inside information, by agreement or under applicable laws, rules and regulations: (i) persons who are subject to the code of ethics or the policies and procedures regarding the prevention of the misuse of inside information; (ii) an investment advisor, distributor, administrator, transfer agent, or custodian or securities lending agent to a fund; (iii) an accounting firm, an auditing firm or outside legal counsel retained by UBS Global AM or a fund; (iv) an investment advisor to whom complete portfolio holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition talks with a fund’s current advisor; (v) a newly hired investment advisor or sub-advisor to whom complete portfolio holdings are disclosed prior to the time it commences its duties; and (vi) custodians and other third parties as necessary in connection with redemptions in kind of a fund’s shares.

The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is determined by the UBS Global AM Legal and Compliance Departments based on the facts and circumstances, including,

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without limitation, the nature of the portfolio holdings information to be disclosed and the risk of harm to a fund and its shareholders and the legitimate business purposes served by such disclosure.

Complete and partial portfolio holdings — arrangements to disclose to Service Providers and Fiduciaries. As of the date of this SAI, the specific Service Providers and Fiduciaries with whom the funds have arrangements to provide portfolio holdings in advance of their release to the general public in the course of performing or to enable them to perform services for the funds are:

•	State Street Bank and Trust Company, each fund’s custodian, receives portfolio holdings information daily on a real-time basis.

•	Ernst & Young LLP, each fund’s independent registered public accounting firm, receives portfolio holdings information on an annual and semi-annual basis for reporting purposes. There is a 30-day lag between the date of portfolio holdings information and the date on which the information is disclosed to Ernst & Young LLP for semi-annual reporting purposes. Ernst & Young LLP also receives portfolio holdings information annually at year-end for audit purposes. In this case, there is no lag between the date of the portfolio holdings information and the date on which the information is disclosed to Ernst & Young LLP.

•	Bloomberg L.P., which provides analytical services, receives portfolio holdings information on a quarterly basis with a 60-day lag. The rating agencies of Morningstar and Lipper also receive portfolio holdings information on a quarterly basis so that each fund may be included in each rating agency’s industry reports and other materials. There is a 60-day lag between the date of the portfolio holdings information and the date on which the information is disclosed to the rating agencies.

•	A limited number of financial printers used by each fund to print and file its annual and semi-annual shareholder reports and other regulatory materials. There is at least a three week lag between the date of the portfolio holdings information and the date on which the information is disclosed to the parties.

•	Institutional Shareholder Services Inc. receives portfolio holdings information daily on a real-time basis in connection with proxy voting and class action claims processing services provided to the funds.

•	The rating agency of Standard & Poor’s receives portfolio holdings information on a weekly basis so that the fund may be included in the rating agency’s industry reports and other materials. There is a 7-day lag between the date of the portfolio holdings information and the date on which the information is disclosed to the rating agency.

Complete and partial portfolio holdings — disclosure to broker-dealers in the normal course of managing fund assets. An investment advisor, administrator or custodian for a fund may, for legitimate business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions comprising a fund to one or more broker dealers during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such broker-dealers subject to the broker-dealer’s legal obligation not to use or disclose material nonpublic information concerning a fund’s portfolio holdings, other investment positions, securities transactions or derivatives transactions without the consent of a fund or the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the fund, or an attorney in the UBS Global AM Legal and Compliance Departments. A fund has not given its consent to any such use or disclosure and no person or agent of UBS Global AM is authorized to give such consent except as approved by a fund’s board. In the event consent is given to disclose portfolio holdings to a broker-dealer, the frequency with which the portfolio holdings may be disclosed to a broker-dealer, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the broker-dealer, is to be determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the fund, its shareholders, and the legitimate fund purposes served by such disclosure.

Complete and partial portfolio holdings — disclosure as required by applicable law. Fund portfolio holdings and other investment positions comprising a fund may be disclosed to any person as required by

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applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure of fund portfolio holdings (i) in a filing or submission with the SEC or another regulatory body, (ii) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case, (iii) in connection with a lawsuit or (iv) as required by court order, subpoena or similar process (e.g., arbitration proceedings). The UBS Global AM Legal Department must authorize the disclosure of portfolio holdings information when required for a legal or regulatory purpose. The UBS Global AM Legal Department may not be able to prevent or place restrictions on the disclosure of a fund’s portfolio holdings when compelled by law or regulation to provide such information, even if the UBS Global AM Legal Department determines that such disclosure may not be in the best interest of fund shareholders or that a material conflict of interest is present or appears to be present. However, the UBS Global AM Legal Department will attempt to monitor the use of any fund portfolio holdings information disclosed as required by law or regulation.

Disclosure of non-material information. Policies and procedures regarding non-material information permit UBS Global AM fund officers, UBS Global AM fund portfolio managers, and senior officers of UBS Global AM Fund Treasury, UBS Global AM Legal and Compliance Departments, and anyone employed by or associated with UBS Global AM who has been authorized by the UBS Global AM Legal and Compliance Departments’ representatives (collectively, “Approved Representatives”) to disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to a fund or its portfolio holdings and/or other investment positions (collectively, “commentary and analysis”) or any changes in the portfolio holdings of a fund that occurred after the most recent calendar-quarter end (recent portfolio changes) to any person if such information does not constitute material nonpublic information and complies with the portfolio holdings disclosure policies and procedures described above.

An Approved Representative must make a good faith determination whether the information constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. UBS Global AM believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning a fund. Nonexclusive examples of commentary and analysis about a fund include (i) the allocation of the fund’s portfolio holdings and other investment positions among various asset classes, sectors, industries and countries, (ii) the characteristics of the fund’s portfolio holdings and other investment positions, (iii) the attribution of fund returns by asset class, sector, industry and country, and (iv) the volatility characteristics of the fund. An Approved Representative may in its sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

“Approved Representatives” include persons employed by or associated with UBS Global AM who have been authorized by the Legal and Compliance Departments of UBS Global AM to disclose recent portfolio changes and/or commentary and analysis in accordance with the applicable policies and procedures.

Prohibitions on disclosure of portfolio holdings. No person is authorized to disclose fund portfolio holdings or other investment positions (whether online at http://www.ubs.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the applicable policies and procedures. In addition, no person is authorized to make disclosure pursuant to these policies and procedures if such disclosure is otherwise unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the Investment Company Act). Furthermore, UBS Global AM, in its sole discretion, may determine not to disclose portfolio holdings or other investment positions comprising a fund to any person who could otherwise be eligible to receive such information under the applicable policies and procedures, or may determine to make such disclosures publicly as provided by the policies and procedures.

Prohibitions on receipt of compensation or other consideration. The portfolio holdings disclosure policies and procedures prohibit a fund, its investment advisor and any other person to pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of fund portfolio holdings or other investment positions. “Consideration” includes any agreement to maintain assets in a fund or in other investment companies or accounts managed by the investment advisor or by any affiliated person of the investment advisor.

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Organization of the Trust; trustees and officers;
principal holders and management ownership of securities

UBS Money Series (the “Trust”) was organized on April 29, 1998 as a statutory trust under the laws of Delaware and currently offers fourteen series, namely UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, UBS Select Tax-Free Capital Fund, UBS Cash Reserves Fund and UBS Liquid Assets Fund. The Trust has authority to establish additional series and issue an unlimited number of shares of beneficial interest of each existing or future series, par value $0.001 per share.

The Trust is governed by a board of trustees, which oversees its funds’ operations and which is authorized to establish additional series. Each trustee serves an indefinite term of office. Each trustee who has attained the age of seventy-five (75) years will be subject to retirement on the last day of the month in which he or she attains such age, unless the Trust’s board, including a majority of those trustees who are not “interested persons” of the Trust as that term is defined by the Investment Company Act (“Independent Trustees”), determines to grant a waiver of the retirement policy with respect to a specified individual for a set period of time. The retirement policy has been waived with respect to Mr. Armstrong, the chairman of the board, until 2011. The tables below show, for each trustee (sometimes referred to as “board member”) and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by such trustee.

Interested trustee

Term of
		office† and		Number of
	Position(s)	length	Principal	portfolios in fund	Other
	held with	of time	occupation(s)	complex overseen	directorships
Name, address, and age	Trust	served	during past 5 years	by trustee	held by trustee

Meyer Feldberg††; 67 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Leadership and Ethics of the Graduate School of Business at Columbia University (since 1989).	Professor Feldberg is a director or trustee of 28 investment companies (consisting of 60 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper) and the New York City Ballet.

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Independent trustees

Term of
		office† and		Number of
	Position(s)	length	Principal	portfolios in fund	Other
	held with	of time	occupation(s)	complex overseen	directorships
Name, address, and age	Trust	served	during past 5 years	by trustee	held by trustee

Richard Q. Armstrong; 74 c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995).	Mr. Armstrong is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Alan S. Bernikow; 68 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was Deputy Chief Executive Officer at Deloitte & Touche.	Mr. Bernikow is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as a member of its nominating and corporate governance committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and nominating and corporate governance committee).

Richard R. Burt; 62 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a senior advisor to McLarty Associates (a consulting firm) (since April 2007) and chairman of IEP Advisors (international investments and risk management firm). Prior to April 2007, he was chairman of Diligence Inc. (international information and risk management firm).	Mr. Burt is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Burt is also a director of The Central European Fund, Inc., The Germany Fund, Inc., The New Germany Fund, Inc., IGT, Inc. (provides technology to gaming and wagering industry).

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Independent trustees

Term of
		office† and		Number of
	Position(s)	length	Principal	portfolios in fund	Other
	held with	of time	occupation(s)	complex overseen	directorships
Name, address, and age	Trust	served	during past 5 years	by trustee	held by trustee

Bernard H. Garil; 69 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Heather R. Higgins; 49 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001-2007 and since January 2009).	Ms. Higgins is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

†	Each trustee holds office for an indefinite term. Each trustee who has attained the age of seventy-five (75) years will be subject to retirement on the last day of the month in which he or she attains such age, unless the Trust’s board, including a majority of the Independent Trustees, determines to grant a waiver of the retirement policy with respect to a specified individual for a set period of time. The retirement policy has been waived with respect to Mr. Armstrong, the chairman of the board, until 2011.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

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Officers

Term of office†
	Position(s) held	and length of
Name, address, and age	with Trust	time served	Principal occupation(s) during past 5 years

Joseph J. Allessie*; 44	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global Asset Management (US) Inc. and UBS Global AM (collectively, UBS Global AM—Americas region”) (since 2005). Prior to joining UBS Global AM—Americas region he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM (USA) Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Thomas Disbrow*; 43	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director) (since 2000) and head of the US mutual fund treasury administration department (since September 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer and/or principal accounting officer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Michael J. Flook*; 44	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide since October 2000. Mr. Flook is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBSGlobal AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

22

Term of office†
	Position(s) held	and length of
Name, address, and age	with Trust	time served	Principal occupation(s) during past 5 years

Mark F. Kemper**; 51	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He was deputy general counsel of UBS Global AM—Americas from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas since 2004 and secretary of UBS Global Asset Management Trust Company since 1993 and secretary of UBS AM Holdings (USA) Inc. (since 2001). Mr. Kemper is secretary of UBS Global AM—Americas region (since 2004). Mr. Kemper is vice president and secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joanne M. Kilkeary*; 41	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is a director (since March 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Tammie Lee*; 38	Vice President and Assistant Secretary	Since 2005	Ms. Lee is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Prior to that she was assistant vice president and counsel at Deutsche Asset Management/Scudder Investments from 2000 to 2003. Ms. Lee is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

23

Term of office†
	Position(s) held	and length of
Name, address, and age	with Trust	time served	Principal occupation(s) during past 5 years

Steven J. LeMire*; 39	Vice President and Assistant Treasurer	Since 2007	Mr. LeMire is a director and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2007). Prior to joining UBS Global AM—Americas region, he was an independent consultant with Third River Capital, LLC (formerly Two Rivers Capital, LLC) (from 2005 to 2007). Prior to that, he was vice president of operations and fund administration with Oberweis Asset Management, Inc. (from 1997 to 2005). Mr. LeMire is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joseph McGill*; 47	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region he was assistant general counsel at J.P. Morgan Investment Management (from 1999 to 2003). Mr. McGill is a vice president and chief compliance officer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Nancy D. Osborn*; 43	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an Assistant Vice President with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

24

Term of office†
	Position(s) held	and length of
Name, address, and age	with Trust	time served	Principal occupation(s) during past 5 years

Robert Sabatino**; 35	Vice President	Since 2001	Mr. Sabatino is an executive director (since 2007), head of US Taxable Money Markets (since 2009) (prior to which he was a director) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of four investment companies (consisting of 33 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Eric Sanders*; 43	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Andrew Shoup*; 53	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since December 2008). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partners Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

25

Term of office†
	Position(s) held	and length of
Name, address, and age	with Trust	time served	Principal occupation(s) during past 5 years

Kai R. Sotorp**; 50	President	Since 2006	Mr. Sotorp is the Head—Americas for UBS Global Asset Management (since 2004); a member of the UBS Group Managing Board (since 2003) and a member of the UBS Global Asset Management Executive Committee (since 2001). Mr. Sotorp is a director and president of UBS AM Holdings (USA) Inc. (since 2004). Prior to his current role, Mr. Sotorp was head of UBS Global Asset Management—Asia Pacific (2002-2004) covering Australia, Japan, Hong Kong, Singapore and Taiwan; head of UBS Global Asset Management (Japan) Ltd. (2001-2004); representative director and president of UBS Global Asset Management (Japan) Ltd. (2000-2004); and member of the board of Mitsubishi Corp. – UBS Realty Inc. (2000-2004). Mr. Sotorp is president of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Keith A. Weller*; 48	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

†	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
*	This person’s business address is 51 West 52nd Street, New York, New York 10019-6114.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

26

Information about trustee ownership of funds’ shares

	Dollar range of	Dollar range of	Dollar range of	Dollar range of
	equity securities in	equity securities in	equity securities in	equity securities in
	UBS Select Prime	UBS Select Treasury	UBS Select Tax-Free	UBS Select Prime
Trustee	Institutional Fund†	Institutional Fund†	Institutional Fund†	Preferred Fund†

Interested trustee
Meyer Feldberg	None	None	None	None

Independent trustees
Richard Q. Armstrong	None	None	None	Over $100,000
Alan S. Bernikow	None	None	None	None
Richard R. Burt	None	None	None	None
Bernard H. Garil	None	None	None	None
Heather R. Higgins	None	None	None	None

	Dollar range of	Dollar range of	Dollar range of	Dollar range of
	equity securities in	equity securities in	equity securities in	equity securities in
	UBS Select Treasury	UBS Select Tax-Free	UBS Select Prime	UBS Select Treasury
Trustee	Preferred Fund†	Preferred Fund†	Investor Fund†	Investor Fund†

Interested trustee
Meyer Feldberg	None	None	None	None

Independent trustees
Richard Q. Armstrong	None	None	None	None
Alan S. Bernikow	None	None	None	None
Richard R. Burt	None	None	None	None
Bernard H. Garil	None	None	None	None
Heather R. Higgins	None	None	None	None

Aggregate dollar range of equity
securities in all registered investment
	Dollar range of	companies overseen by trustee for
	equity securities in	which UBS Global AM or an affiliate
	UBS Select Tax-Free	serves as investment advisor,
Trustee	Investor Fund†	sub-advisor or manager†

Interested trustee
Meyer Feldberg	None	None*

Independent trustees
Richard Q. Armstrong	None	Over $100,000
Alan S. Bernikow	None	$50,001–$100,000
Richard R. Burt	None	$50,001–$100,000
Bernard H. Garil	None	Over $100,000
Heather R. Higgins	None	$50,001–$100,000

†	Information regarding ownership is as of December 31, 2008. As of April 30, 2009, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund had not yet commenced operations. Accordingly, the trustees did not own shares of those funds.
*	In December 2008, Mr. Feldberg owned in excess of $100,000 in all registered investment companies for which he serves as a board member and for which UBS Global AM or an affiliate serves as investment advisor, sub-advisor or manager. During a year-end reallocation of investments, his assets were inadvertently reinvested in UBS-managed investments where Mr. Feldberg does not serve as a board member. Such assets were reinvested in funds he oversees in early 2009.

27

Committees
The Trust has an Audit Committee and a Nominating and Corporate Governance Committee. The members of the Audit Committee are currently the Independent Trustees (as defined herein). Alan S. Bernikow is chairman of the Audit Committee. The following Independent Trustees are members of the Nominating and Corporate Governance Committee: Richard R. Burt (chairman), Heather R. Higgins and Bernard H. Garil.

The Audit Committee is responsible for, among other things: (i) overseeing the scope of a fund’s audit; (ii) overseeing a fund’s accounting and financial reporting policies, practices and internal controls; and (iii) approving, and recommending to the board for ratification, the selection, appointment, retention or termination of a fund’s independent registered public accounting firm, as well as determining the compensation thereof. In furtherance of its duties, the Audit Committee also is responsible for, among other things: obtaining assurance from a fund’s independent auditors of its independence and discussing any disclosed relationships or services that may diminish the objectivity and independence of the independent registered public accounting firm; inquiring as to a fund’s qualification under Subchapter M of the internal Revenue Code and the amounts distributed and reported to shareholders; reviewing with the independent auditors any problems or difficulties with the audit; and reporting to the full board and making recommendations as it deems necessary or appropriate. Although the Audit Committee has the responsibilities described above, it is not responsible for planning or conducting a fund’s audit or determining whether a fund’s financial statements are complete and accurate and are in accordance with US generally accepted accounting principles. Absent actual knowledge to the contrary, Audit Committee members are entitled to rely on the accuracy of the information they receive from persons within and outside a fund.

The Audit Committee currently normally meets in conjunction with regular board meetings, or more frequently as called by its chairperson. During the funds’ fiscal year ended April 30, 2009, the Audit Committee held five meetings.

The Trust’s board has also established a Nominating and Corporate Governance Committee that acts pursuant to a written charter. The Nominating and Corporate Governance Committee is responsible for, among other things: selecting, evaluating and recommending to the board candidates to be nominated as additional Independent Trustees of the board and making recommendations to the board with respect to compensation of board and committee members; performing an annual evaluation of the board and its committees; reporting on such evaluation to the board; and performing other such corporate governance functions as the board may authorize. The Nominating and Corporate Governance Committee held two meetings during the fiscal year ended April 30, 2009. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy among the Independent Trustees occurs. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the Trust at UBS Global Asset Management (Americas) Inc., UBS Tower, One North Wacker Drive, Chicago, IL 60606, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the board and to serve if elected by shareholders.

Information about independent trustee ownership of securities issued by
UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM
As of December 31, 2008, the Independent Trustees and their immediate family members did not own any securities issued by UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM.

28

Compensation
Each Independent Trustee receives, in the aggregate from the UBS Global AM funds he or she oversees, an annual retainer of $100,000 and a $15,000 fee for each regular joint board meeting of the boards of those funds (and in person special joint board meeting of the boards of those funds) actually attended. Independent Trustees who participate in previously scheduled in-person joint meetings of the boards of the UBS Global AM funds by telephone to accommodate other business obligations are paid $2,000 for such meetings. Independent Trustees who participate in previously scheduled in-person joint meetings of the boards of the UBS Global AM funds by telephone because of illness or other unavoidable circumstances are paid the full meeting fee. Each Independent Trustee receives from the relevant fund $2,000 for each special in-person meeting (not held as a joint meeting) of the board of that fund actually attended where a fund’s board must meet separately from the regularly scheduled joint board meetings. Independent Trustees who participate in scheduled telephonic meetings of the board(s) of one or more funds are paid $1,000 for each such meeting actually attended.

The chairman of the board receives annually an additional $50,000; the chairperson of the Audit Committee receives annually an additional $35,000; and the chairperson of the Nominating and Corporate Governance Committee receives annually an additional $25,000; provided that, if a board member simultaneously holds more than one such position, he or she is paid only the higher of the fees otherwise payable for these positions. Independent Trustees who are also members of the Audit Committee and/or Nominating and Corporate Governance Committee are paid $2,000 for each meeting of such Committee actually attended, provided that such meeting is not held in conjunction with a regularly scheduled board meeting. The foregoing fees are allocated among all such funds (or each relevant fund in the case of a special meeting) as follows: (i) one-half of the expense is allocated pro rata based on the funds’ relative net assets at the end of the calendar quarter preceding the date of payment; and (ii) one-half of the expense is allocated equally according to the number of such funds. No officer, director or employee of UBS Global AM or one of its affiliates presently receives any compensation from the funds for acting as a board member or officer. All board members are reimbursed for expenses incurred in attending meetings.

The table below includes certain information relating to the compensation of the Trust’s current board members and the compensation of those board members from all funds for which UBS Global AM or an affiliate served as investment advisor, sub-advisor or manager during the periods indicated.

Compensation table†
	UBS Select	UBS Select	UBS Select
	Prime	Treasury	Tax-Free
	Institutional	Institutional	Institutional
Name of person, position	Fund*	Fund*	Fund*

Richard Q. Armstrong, Trustee	$11,556	$7,802	$4,673
Alan S. Bernikow, Trustee	10,794	7,298	4,369
Richard R. Burt, Trustee	10,412	7,043	4,207
Meyer Feldberg, Trustee††	—	—	—
Bernard H. Garil, Trustee	9,219	6,261	3,736
Heather R. Higgins, Trustee	9,219	6,261	3,736

	UBS Select	UBS Select	UBS Select
	Prime	Treasury	Tax-Free
	Preferred	Preferred	Preferred
Name of person, position	Fund*	Fund*	Fund*

Richard Q. Armstrong, Trustee	$4,292	$4,259	$2,744
Alan S. Bernikow, Trustee	4,008	3,983	2,566
Richard R. Burt, Trustee	3,872	3,839	2,469
Meyer Feldberg, Trustee††	—	—	—
Bernard H. Garil, Trustee	3,435	3,413	2,196
Heather R. Higgins, Trustee	3,435	3,413	2,196

			29

	UBS Select	UBS Select	UBS Select
	Prime	Treasury	Tax-Free	Total compensation
	Investor	Investor	Investor	from the Trust and
Name of person, position	Fund*	Fund*	Fund*	the fund complex**

Richard Q. Armstrong, Trustee	$2,107	$1,452	$1,397	$239,150
Alan S. Bernikow, Trustee	1,974	1,360	1,309	223,150
Richard R. Burt, Trustee	1,916	1,320	1,271	214,150
Meyer Feldberg, Trustee††	—	—	—	198,125
Bernard H. Garil, Trustee	1,721	1,191	1,148	191,150
Heather R. Higgins, Trustee	1,721	1,191	1,148	191,150

†	Except as discussed below, only Independent Trustees were compensated by the funds for which UBS Global AM serves as investment advisor, sub-advisor or manager.

††	Professor Feldberg is an “interested person” of the funds by virtue of his position as senior advisor with Morgan Stanley, and not by reason of affiliation with UBS Global AM. He is compensated (i) by funds for which the management, investment advisory and/or administration contract between the fund and UBS Global AM provides that the fund may bear a portion of the compensation to a director who is not an interested person of the fund by reason of affiliation with UBS Global AM or any of UBS Global AM’s affiliates, and (ii) otherwise by UBS Global AM. The compensation amounts listed above for Professor Feldberg represent only (1) those amounts paid by other funds within the Fund Complex for which UBS Global AM does not serve as investment advisor, sub-advisor or manager, and (2) funds within the Fund Complex that have management, investment advisory and/or administration contracts providing that the fund may bear a portion of his compensation.

*	Represents fees paid to each trustee during the fiscal year ended April 30, 2009.

**	Represents fees paid during the calendar year ended December 31, 2008 to each board member by: (a) 17 investment companies in the case of Messrs. Armstrong, Bernikow, Burt, Garil and Ms. Higgins; and (b) 30 investment companies in the case of Professor Feldberg, for which UBS Global AM or one of its affiliates served as investment advisor, sub-advisor or manager. No fund within the UBS fund complex has a bonus, pension, profit sharing or retirement plan.

30

Principal holders and management ownership of securities
As of August 3, 2009, trustees and officers owned in the aggregate less than 1% of the outstanding shares of each fund.

As of August 3, 2009, the following shareholders were shown in the Trust’s records as owning more that 5% of a fund’s outstanding shares. Except as listed below, the Trust does not know of any other person who owns beneficially 5% or more of a fund’s shares:

		Percentage of shares
		beneficially owned as of
Fund	Name and address*	August 3, 2009

UBS Select Prime Preferred Fund	UBS Financial Services Inc.	12.90%
	FBO Vadim Fridman Gigi
	Osco-Bingemann Executors
	Martin Cowley Estate
	UBS Financial Services Inc.	11.11%
	FBO Toyota Motor Credit Corp.
	UBS Financial Services Inc.	6.80%
	FBO Liberty Media LLC
	UBS Financial Services Inc.	5.73%
	FBO State of Idaho Treasurer’s
	Office
	Anadarko Petroleum Corp.	5.43%
UBS Select Treasury Preferred Fund	SLM Corporation	14.14%
	FBO Sungard Inst. Brokerage Inc.
	UBS Financial Services Inc.	11.25%
	FBO Liberty Anlbc, Inc.
	UBS Financial Services Inc.	11.17%
	FBO Halliburton Co. Discrete
	Investments
	UBS Financial Services Inc.	8.63%
	FBO Clear Channel Management
	UBS Financial Services Inc.	7.27%
	FBO Banco Del Pichincha
	Johnson & Johnson	5.65%
	UBS Financial Services Inc.	5.51%
	FBO Global AKM LLC
UBS Select Tax-Free Preferred Fund	UBS Financial Services Inc.	55.00%
	FBO Wilbur L. Ross, Jr.
	UBS Financial Services Inc.	16.48%
	FBO Philip J. Purcell
	UBS Financial Services Inc.	10.82%
	FBO Verstappen Living Trust
	UBS Financial Services Inc.	5.81%
	FBO Rain Bird Corporation
UBS Select Tax-Free Investor Fund	UBS Financial Services Inc.	5.09%
	FBO Rock Creek Ranch I, Ltd.

*	The shareholders listed may be contacted c/o UBS Global Asset Management (US) Inc., Compliance Department, 51 West 52nd Street, New York, NY 10019-6114.

31

Investment advisory, administration and principal underwriting arrangements

Investment advisory and administration arrangements—master level. UBS Global AM acts as investment advisor and administrator for the master funds in which the funds invest their assets. Pursuant to an investment management contract with respect to each master fund (the “Management Contract”), each fund is allocated an annual fee from the corresponding master fund, computed daily and paid monthly, at an annual rate of 0.100% of the fund’s average daily net assets up to and including $30 billion; 0.0975% of the fund’s average daily net assets above $30 billion up to and including $40 billion; 0.0950% of the fund’s average daily net assets above $40 billion up to and including $50 billion; 0.0925% of the fund’s average daily net assets above $50 billion up to and including $60 billion and 0.0900% of the fund’s average daily net assets above $60 billion.

Under the terms of the Management Contract, UBS Global AM bears all expenses incurred in a fund’s operation other than the fee payable under the Management Contract, fees and expenses (including counsel fees) of the Independent Trustees, interest, taxes, the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by a fund and any losses incurred in connection therewith and extraordinary expenses (such as costs of litigation to which the Trust or a fund is a party and of indemnifying officers and trustees of the trust).

Expenses borne by UBS Global AM under the Management Contract include the following (or a fund’s share of the following): (1) organizational expenses (if these expenses are amortized over a period of more than one year, UBS Global AM will bear in any one year only that portion of the organizational expenses that would have been borne by the fund in that year), (2) filing fees and expenses relating to the registration and qualification of the shares of the fund under federal and state securities laws and maintaining such registration and qualifications, (3) fees and salaries payable to the trustees (other than the Independent Trustees) and officers, (4) all expenses incurred in connection with the services of the trustees (other than the Independent Trustees), including travel expenses, (5) costs of any liability, uncollectable items of deposit and other insurance or fidelity bonds, (6) ordinary legal, accounting and auditing expenses, excluding legal fees of special counsel for the Independent Trustees and, as noted above, excluding extraordinary expenses, such as litigation or indemnification expenses, (7) charges of custodians, transfer agents and other agents, (8) costs of preparing share certificates (if any), (9) expenses of setting in type and printing prospectuses and supplements thereto, reports and statements to shareholders and proxy materials for existing shareholders, (10) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations, (11) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof, (12) the cost of investment company literature and other publications provided to the trustees and officers, (13) costs of mailing, stationery and communications equipment, (14) expenses incident to any dividend, withdrawal or redemption options, (15) charges and expenses of any outside pricing service used to value portfolio securities, and (16) interest on borrowings.

Although UBS Global AM is not obligated to pay the ordinary fees and expenses of the Independent Trustees, the Management Contract requires that UBS Global AM reduce its advisory and administrative fees by an amount equal to those fees and expenses.

The Management Contract is terminable (1) by a corresponding master fund by vote of the Master Trust’s board or by the holders of a majority of the outstanding voting securities of that master fund at any time without penalty, on 60 days’ written notice to UBS Global AM, and (2) by UBS Global AM at any time, without the payment of any penalty, on 60 days’ written notice to the Trust.

Prior to the conversion of UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund into feeder funds, UBS Global AM acted as investment advisor and administrator for those funds pursuant to advisory and administration contracts with respect to each fund (the “Prior Advisory and Administration Contracts”). Under the Prior Advisory and Administration Contracts, each fund paid UBS Global AM an annual fee, computed daily and paid monthly, at an annual rate of 0.18% of each fund’s average daily net assets.

32

During each of the fiscal years indicated, the funds were allocated (or, in the fiscal year ended April 30, 2007, paid) the following fees under the Management Contract and the Prior Advisory and Administration Contracts (with respect to UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund), after giving effect to the following amounts in fee waivers and/or other credits.

	Fiscal year ended April 30

	2009	2008		2007

UBS Select Prime Institutional Fund
Fee amount paid (or accrued) after waivers or credits	$12,770,301	$13,483,511	(1)	$15,209,073
Fee amount waived	—	—		—
Other credits (Independent Trustee fees and expenses)(2)	—	0		112,306
UBS Select Treasury Institutional Fund
Fee amount paid (or accrued) after waivers or credits	6,682,257	3,300,043	(3)	1,474,739
Fee amount waived	3,024	—		—
Other credits (Independent Trustee fees and expenses)(2)	—	0		23,427
UBS Select Tax-Free Institutional Fund
Fee amount paid (or accrued) after waivers or credits	1,093,215	0		N/A
Fee amount waived	1,788,032	1,100,899		N/A
Other credits (Independent Trustee fees and expenses)(2)	—	0		N/A
UBS Select Prime Preferred Fund
Fee amount paid (or accrued) after waivers or credits	2,075,010	442,470		N/A
Fee amount waived	—	0		N/A
Other credits (Independent Trustee fees and expenses)(2)	—	0		N/A
UBS Select Treasury Preferred Fund
Fee amount paid (or accrued) after waivers or credits	2,197,970	374,566		N/A
Fee amount waived	837	0		N/A
Other credits (Independent Trustee fees and expenses)(2)	—	0		N/A
UBS Select Tax-Free Preferred Fund
Fee amount paid (or accrued) after waivers or credits	108,677	0		N/A
Fee amount waived	128,899	109,919		N/A
Other credits (Independent Trustee fees and expenses)(2)	—	0		N/A
UBS Select Prime Investor Fund
Fee amount paid (or accrued) after waivers or credits	476,143	N/A		N/A
Fee amount waived	—	N/A		N/A
Other credits (Independent Trustee fees and expenses)(2)	—	N/A		N/A
UBS Select Treasury Investor Fund
Fee amount paid (or accrued) after waivers or credits	113,764	N/A		N/A
Fee amount waived	1	N/A		N/A
Other credits (Independent Trustee fees and expenses)(2)	—	N/A		N/A
UBS Select Tax-Free Investor Fund
Fee amount paid (or accrued) after waivers or credits	46,652	N/A		N/A
Fee amount waived	17,891	N/A		N/A
Other credits (Independent Trustee fees and expenses)(2)	—	N/A		N/A

(1)	Amount represents $5,628,918 in fees paid to UBS Global AM under the Prior Advisory and Administration Contract, from the period May 1, 2007 through August 27, 2007; and $7,854,593 in fees allocated from the corresponding master fund from the period August 28, 2007 through April 30, 2008 under the Management Contract.
(2)	UBS Global AM is contractually obligated to reduce its management fee by an amount equal to the ordinary fees and expenses payable to the Independent Trustees by the fund.
(3)	Amount represents $674,242 in fees paid to UBS Global AM under the Prior Advisory and Administration Contract, from the period May 1, 2007 through August 27, 2007; and $2,625,801 in fees allocated from the corresponding master fund from the period August 28, 2007 through April 30, 2008 under the Management Contract.

33

Because UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund had not yet commenced operations as of April 30, 2009 no fees were paid by those funds to UBS Global AM for the fiscal years ended April 30, 2009, 2008, or 2007.

Administration arrangements—feeder level

UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund. UBS Global AM acts as administrator of the funds pursuant to an administration contract with respect to each fund (each an “Administration Contract”). Under the Administration Contract, each fund pays UBS Global AM an annual fee, computed daily and paid monthly, at an annual rate of 0.08% of its average daily net assets.

Expenses borne by UBS Global AM under an Administration Contract for the funds listed above include the following (or a fund’s share of the following): (1) organizational expenses (if these expenses are amortized over a period of more than one year, UBS Global AM will bear in any one year only that portion of the organizational expenses that would have been borne by the fund in that year), (2) filing fees and expenses relating to the registration and qualification of the shares of the fund under federal and state securities laws and maintaining such registration and qualifications, (3) fees and salaries payable to the trustees (other than the Independent Trustees) and officers, (4) all expenses incurred in connection with the services of trustees (other than the Independent Trustees), including travel expenses, (5) costs of any liability, uncollectible items of deposit and other insurance and fidelity bonds, (6) legal, accounting and auditing expenses, excluding legal fees of special counsel for the Independent Trustees and, as noted above, excluding extraordinary expenses, such as litigation or indemnification expenses, (7) charges of custodians, transfer agents and other agents, (8) costs of preparing share certificates, if any, (9) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, (10) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, (11) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations, (12) the cost of mailing and tabulating proxies and costs of meetings of shareholders, the Board and any committees thereof, (13) the cost of investment company literature and other publications provided to the trustees and officers, (14) costs of mailing, stationery and communications equipment, (15) expenses incident to any dividend, withdrawal or redemption options, and (16) interest on borrowings.

Although UBS Global AM is not obligated to pay the ordinary fees and expenses of the Independent Trustees, the Administration Contract requires that UBS Global AM reduce its advisory and administrative fees by an amount equal to those fees and expenses.

During each of the fiscal years ended April 30, 2009 and April 30, 2008, the funds listed above paid (or accrued) to UBS Global AM the following fees under the Administration Contract, after giving effect to the following amounts in fee waivers and/or other credits. The funds did not pay (or accrue) fees to UBS Global AM under the Administration Contract during the fiscal year ended April 30, 2007, as the funds had not yet (i) commenced operations, in the case of UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund or (ii) converted to feeder funds, in the case of UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund.

	Fiscal year ended April 30

	2009	2008

UBS Select Prime Institutional Fund
Fee amount paid (or accrued) after waivers or credits	$10,156,382	$6,235,028	(1)
Fee amount waived	0	0
Other credits (Independent Trustee fees and expenses)(2)	51,201	36,169
UBS Select Treasury Institutional Fund
Fee amount paid (or accrued) after waivers or credits	5,307,710	2,085,605	(1)
Fee amount waived	4,048	0
Other credits (Independent Trustee fees and expenses)(2)	34,664	12,043
UBS Select Tax-Free Institutional Fund
Fee amount paid (or accrued) after waivers or credits	2,282,952	875,416
Fee amount waived	0	0
Other credits (Independent Trustee fees and expenses)(2)	20,722	4,333
UBS Select Prime Preferred Fund
Fee amount paid (or accrued) after waivers or credits	1,639,834	173,397
Fee amount waived	0	176,732
Other credits (Independent Trustee fees and expenses)(2)	19,042	3,335
UBS Select Treasury Preferred Fund
Fee amount paid (or accrued) after waivers or credits	860,377	146,162
Fee amount waived	879,284	149,671
Other credits (Independent Trustee fees and expenses)(2)	18,907	3,509
UBS Select Tax-Free Preferred Fund
Fee amount paid (or accrued) after waivers or credits	82,824	41,205
Fee amount waived	94,993	43,923
Other credits (Independent Trustee fees and expenses)(2)	12,170	2,718

(1)	Amount represents fees paid to UBS Global AM for the period August 28, 2007 through April 30, 2008 under the Administration Contract. Prior to August 28, 2007, fees were paid to UBS Global AM under the Prior Advisory and Administration Contract, as discussed above.

(2)	UBS Global AM is contractually obligated to reduce its management fee by an amount equal to the ordinary fees and expenses payable to the Independent Trustees by the fund.

UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, UBS Select Tax-Free Capital Fund. UBS Global AM acts as administrator of the funds pursuant to an administration contract with respect to the funds (“Investor/Capital Administration Contract”). Under the Investor/Capital Administration Contract, each fund pays UBS Global AM an annual fee, computed daily and paid monthly, at an annual rate of 0.10% of its average daily net assets.

Expenses borne by each fund listed above will include but not be limited to the following (or each fund’s proportionate share of the following): (1) fees payable to and expenses incurred on behalf of the fund by UBS Global AM, (2) expenses of organizing the Trust and the fund, (3) filing fees and expenses relating to the registration and qualification of the fund under federal and state securities laws and maintaining such registration and qualifications, (4) fees and salaries payable to the Trustees and officers who are not interested persons by reason of affiliation with UBS Global AM or any of UBS Global AM’s affiliates, (5) all expenses incurred in connection with the services of Trustees, including travel expenses, (6) taxes (including any income or franchise taxes) and governmental fees, (7) costs of any liability, uncollectible items of deposit and other insurance and fidelity bonds, (8) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the a fund for violation of any law, (9) legal, accounting and auditing expenses, including legal fees of special counsel for those Trustees who are not interested persons by reason of affiliation with UBS Global AM or any of UBS Global AM’s affiliates, (10) charges of custodians, transfer agents and other agents (including any lending agent), (11) costs of preparing share certificates, (12) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, (13) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials to existing shareholders, (14) any extraordinary expenses (such as costs of litigation to which the Trust or a fund is a party and of indemnifying officers and Trustees of the Trust), which will be borne by the Trust or a fund, as applicable, (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations, (16) the cost of mailing and tabulating proxies and costs of meetings of shareholders, the Board and any committees thereof, (17) the cost of investment company literature and other publications provided to the trustees and officers, (18) costs of mailing, stationery and communications equipment, (19) expenses incident to any dividend, withdrawal or redemption options, and (20) interest on borrowings of the Fund. UBS Global AM will assume the cost of any compensation for services provided to the Trust received by officers of the Trust and by those Trustees who are interested persons by reason of affiliation with UBS Global AM.

During the fiscal year ended April 30, 2009, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund paid (or accrued) to UBS Global AM the following fees under the Investor/Capital Administration Contract, after giving effect to the following amounts in fee waivers and/or other credits. The funds did not pay (or accrue) fees to UBS Global AM under the Administration Contract during the fiscal years ended April 30, 2008 and April 30, 2007, as the funds had not yet commenced operations. Because UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund had not yet commenced operations as of April 30, 2009, no fees were paid by those funds to UBS Global AM for the fiscal years ended April 30, 2009, 2008 or 2007.

Fiscal year ended
April 30, 2009

UBS Select Prime Investor Fund
Fee amount paid (or accrued) after waivers or credits	$12,676
Fee amount waived	463,155
Other credits	0
UBS Select Treasury Investor Fund
Fee amount paid (or accrued) after waivers or credits	0
Fee amount waived	113,720
Other credits	60,978
UBS Select Tax-Free Investor Fund
Fee amount paid (or accrued) after waivers or credits	0
Fee amount waived	64,499
Other credits	76,009

Proxy voting policies. The Trust’s board believes that the voting of proxies on securities held by a fund is an important element of the overall investment process. As such, the board has delegated the responsibility to vote such proxies to UBS Global AM. Following is a summary of UBS Global AM’s proxy voting policy.

You may obtain information about a fund’s proxy voting decisions, without charge, online on the fund’s Web site (http://www.ubs.com/ubsqlobalam-proxy) or on the EDGAR database on the SEC’s Web site (http://www.sec.gov) for the most recent 12-month period ending June 30 for which an SEC filing has been made.

UBS Global AM’s proxy voting policy is based on its belief that voting rights have economic value and should be treated accordingly. Generally, UBS Global AM expects the boards of directors of companies issuing securities held by its clients to act in the service of the shareholders, view themselves as stewards of the company, exercise good judgment and practice diligent oversight of the management of the company. While there is no absolute set of rules that determine appropriate corporate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain principles, which provide evidence of good corporate governance. UBS Global AM may delegate to an independent proxy voting and research service the authority to exercise the voting rights associated with certain client holdings. Any such delegation shall be made with the direction that the votes be exercised in accordance with UBS Global AM’s proxy voting policy.

When UBS Global AM’s view of a company’s management is favorable, UBS Global AM generally supports current management initiatives. When UBS Global AM’s view is that changes to the management structure would probably increase shareholder value, UBS Global AM may not support existing management proposals. In general, UBS Global AM generally exercises voting rights in accordance with the following principles: (1) with respect to board structure, (a) the roles of chairman and chief executive should be separated, (b) board members should have appropriate and diverse experience and be capable of providing good judgment and diligent oversight of management, and (c) the board should include executive and non-executive members and the non-executive members should provide a challenging, but generally supportive environment; and (2) with respect to board responsibilities, (a) the whole board should be fully involved in endorsing strategy and in all major strategic decisions, and (b) the board should ensure that, among other things, at all times the interests of executives and shareholders are aligned and the financial audit is independent and accurate. In addition, UBS Global AM focuses on the following areas of concern when voting its clients’ securities: economic value resulting from acquisitions or disposals; operational performance; quality of management; independent board members not holding management accountable; quality of internal controls; lack of transparency; inadequate succession planning; poor approach to social responsibility; inefficient management structure; and corporate activity designed to frustrate the ability of shareholders to hold the board accountable or realize the maximum value of their investment. UBS Global AM exercises its voting rights in accordance with overarching rationales outlined by its proxy voting policies and procedures that are based on the principles described above.

UBS Global AM has implemented procedures designed to identify whether it has a conflict of interest in voting a particular proxy proposal, which may arise as a result of its or its affiliates’ client relationships, marketing efforts or banking, investment banking and broker/dealer activities. To address such conflicts, UBS Global AM has imposed information barriers between it and its affiliates who conduct banking, investment banking and broker/dealer activities and has implemented procedures to prevent business, sales and marketing issues from influencing its proxy votes. Whenever UBS Global AM is aware of a conflict with respect to a particular proxy, the UBS Global AM Corporate Governance Committee is required to review and resolve the manner in which such proxy is voted.

Principal underwriting arrangements. UBS Global AM (US) acts as the principal underwriter for each feeder fund pursuant to principal underwriting contracts with the Trust covering those funds (each a “Principal Underwriting Contract”). Each Principal Underwriting Contract requires UBS Global AM (US) to use its best efforts, consistent with its other business, to sell shares of the applicable funds. UBS Global AM (US) enters into agreements with other broker-dealers (affiliated and unaffiliated) and with other institutions to authorize them to sell fund shares.

UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax Free Capital Fund.

Payments by each of UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund to compensate UBS Global AM (US) for certain expenses incurred in connection with distribution and service activities are authorized under the Principal Underwriting Contract and made in accordance with related plans of distribution (“Distribution Plan”) and shareholder servicing. The Distribution Plan has been adopted by the Trust with respect to those applicable funds in the manner prescribed by Rule 12b-1 under the Investment Company Act.

Under the Distribution Plan pertaining to UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund adopted in the manner prescribed by Rule 12b-1 under the Investment Company Act, the funds pay UBS Global AM (US) a distribution fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each fund. UBS Global AM (US) may reallow any or all of the fees to such dealers and other financial intermediaries as UBS Global AM (US) may from time to time determine consistent with the terms of the Distribution Plan.

UBS Global AM (US) uses the fees under the Distribution Plan primarily to finance activities principally intended to result in the sale and distribution of shares, including but not limited to: (a) providing incentives to dealers and other entities to sell shares; (b) advertising and marketing shares; and (c) implementing and operating the Plan, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in each fund by each dealer. Each dealer and other financial intermediaries then offsets its own expenses in servicing and maintaining shareholder accounts, including related overhead expenses.

The Distribution Plan and the Principal Underwriting Contract specify that UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund will pay UBS Global AM (US) for distribution related activities, not as reimbursement for specific expenses incurred. Therefore, even if the distribution related expenses of UBS Global AM (US) exceed the fees it receives, the fund will not be obligated to pay more than those fees. On the other hand, if the distribution related expenses of UBS Global AM (US) are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of fees received or accrued through the termination date of the Distribution Plan will be the sole responsibility of UBS Global AM (US) and not that of the fund. Annually, the board reviews the Distribution Plan and the corresponding expenses of UBS Global AM (US) for each of UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund separately.

Among other things, the Distribution Plan provides that (1) UBS Global AM (US) will submit to the board at least quarterly, and the trustees will review, reports regarding all amounts expended under the Distribution Plan and the purposes for which such expenditures were made, (2) the Distribution Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those trustees who are not “interested persons” of a fund and who have no direct or indirect financial interest in the operation of the Distribution Plan or any agreement related to the Distribution Plan, acting in person at a meeting called for that purpose, (3) payments by a fund under the Distribution Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the fund and (4) while the Distribution Plan remains in effect, the selection and nomination of trustees who are not “interested persons” of a fund shall be committed to the discretion of the trustees who are not “interested persons” of a fund.

In reporting amounts expended under the Distribution Plan to the board, UBS Global AM (US) allocates among each fund subject to such arrangement the expenses attributable to the sale of such fund. The fees paid by one fund will not be used to subsidize the sale of another fund’s shares.

UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund paid (or accrued) distribution fees to UBS Global AM (US) of $952,056, $170,813 and $128,696, respectively, for the fiscal year ended April 30, 2009 (net of fee waivers of $237,520, $113,487 and $32,553, respectively).

UBS Global AM (US) estimates that it and its affiliates incurred distribution-related expenses with respect to the funds during the fiscal year ended April 30, 2009 as set forth below.

UBS Select Prime Investor Fund
Marketing and advertising	1,737,636
Amortization of commissions	0
Printing of prospectuses and SAIs	3,364
Branch network costs allocated and interest expense	2,987,000
Service fees paid to financial advisors	365,590
UBS Select Treasury Investor Fund
Marketing and advertising	167,449
Amortization of commissions	0
Printing of prospectuses and SAIs	3,364
Branch network costs allocated and interest expense	1,655,000
Service fees paid to financial advisors	719
UBS Select Tax-Free Investor Fund
Marketing and advertising	125,332
Amortization of commissions	0
Printing of prospectuses and SAIs	3,364
Branch network costs allocated and interest expense	712,000
Service fees paid to financial advisors	4,665

“Marketing and advertising” includes various internal costs allocated by UBS Global AM (US) to its efforts at distributing a fund’s shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of UBS Global AM (US). “Branch network costs allocated and interest expense” consist of an allocated portion of the expenses of various departments involved in the distribution of the funds’ shares, including the retail branch system of UBS Financial Services Inc., a primary dealer for the funds’ shares during this period, and “Service fees paid to financial advisors” represents compensation paid by the dealers for the funds’ shares to their financial advisors. The distribution-related expenses identified above may not reflect expenses incurred by some affiliates.

Because UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund had not yet commenced operations as of April 30, 2009, the funds did not pay (or accrue) to UBS Global AM (US) distribution fees for the fiscal year ended April 30, 2009. Neither did the funds incur distribution related expenses during the fiscal year ended April 30, 2009.

In approving the Distribution Plan, the board considered the anticipated benefits to the funds and their shareholders. With regard to the Distribution Plan, the board considered, as relevant (1) the belief of UBS Global AM (US) that the distribution fees would be attractive to dealers, financial advisors and other entities, resulting in greater growth of the funds than might otherwise be the case, (2) the distribution-related services provided to the funds and their shareholders by UBS Global AM (US) and financial intermediaries, and (3) the distribution related expenses and costs of UBS Global AM (US).

With respect to the Distribution Plan, the board considered the compensation that UBS Global AM (US) would receive under the Distribution Plan and the Principal Underwriting Contracts. The board also considered the benefits that would accrue to UBS Global AM (US) under the Distribution Plan in that UBS Global AM (US) or an affiliate would receive distribution, service, management and administration fees that are calculated based upon a percentage of the average net assets of each fund. These fees would increase if the Distribution Plan were successful and the funds attained and maintained significant asset levels.

Shareholder services plan. UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund have adopted a shareholder services plan (“Shareholder Services Plan”). The Shareholder Services Plan requires that UBS Global AM (US) provide to the board at least annually a written report of the amounts expended by UBS Global AM (US) under service agreements with financial intermediaries and the purposes for which such expenditures were made. Each service agreement requires the financial intermediary to cooperate with UBS Global AM (US) in providing information to a board with respect to amounts expended and services provided under the service agreement. The Shareholder Services Plan may be terminated at any time, without penalty, by vote of the trustees who are not “interested persons”, and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan (“Disinterested Trustees”). Any amendment to the Shareholder Services Plan must be approved by the board and any material amendment must be approved by the relevant Disinterested Trustees.

Should future legislative, judicial or administrative action prohibit or restrict the activities of banks serving as financial intermediaries in connection with the provision of support services to their customers, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund, as applicable, and UBS Global AM (US) might be required to alter or discontinue their arrangements with financial intermediaries that are banks and change their method of operations with respect to shares of the funds. It is not anticipated, however, that any change in the funds’ method of operations would affect the net asset value per share of any fund or result in a financial loss to any shareholder. Conflict of interest restrictions may apply to a financial institution’s receipt of compensation from a fund or UBS Global AM (US) resulting from fiduciary funds being invested in shares of the funds. Before investing fiduciary funds in fund shares, financial intermediaries, including investment advisors and other money managers under the jurisdiction of the SEC, the Department of Labor or state securities commissions and banks regulated by the Comptroller of the Currency should consult their legal advisors.

The service agreements require a financial intermediary to comply with laws regarding the disclosure to its customers of the compensation payable to it under the Shareholder Services Plan and any other compensation payable to it in connection with the investment of its customers’ assets in shares of the funds. Shares of UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund or UBS Select Tax-Free Capital Fund are available for purchase only by financial intermediaries that have entered into service agreements with UBS Global AM (US) in connection with their investment. Financial intermediaries providing services to owners of fund shares in certain states may be required to be registered as dealers under the laws of those states.

UBS Global AM (US) implements the Shareholder Services Plan by entering into a service agreement with each financial intermediary that purchases shares of UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund or UBS Select Tax-Free Capital Fund on behalf of its customers. A service agreement requires the financial intermediary to provide support services to its customers who are the beneficial owners of fund shares.

Under the Shareholder Services Plan, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, or UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund each pay UBS Global AM (US) a monthly fee at the annual rate of 0.10% of the average daily net asset value of the shares held by financial intermediaries on behalf of their customers. Under each service agreement, UBS Global AM (US) pays an identical fee to the financial intermediary for providing support services to its customers as specified in the service agreement. These services may include: (i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with UBS Global AM (US); (ii) providing customers with a service that invests the assets of their accounts in fund shares; (iii) processing dividend payments on behalf of customers; (iv) providing information periodically to customers showing their positions in fund shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the financial intermediary; (vii) providing sub-accounting with respect to fund shares beneficially owned by customers or the information necessary for sub-accounting (under some arrangements only); (viii) forwarding shareholder communications (such as proxies, shareholder reports and dividend, distribution and tax notices) to customers, if required by law; and (ix) such other similar services as UBS Global AM (US) or a fund may reasonably request from time to time to the extent the financial intermediary is permitted to do so under federal and state statutes, rules and regulations.

UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund paid (or accrued) service fees to UBS Global AM (US) of $447,007, $113,720 and $64,500, respectively, for the fiscal year ended April 30, 2009. These service fees were fully paid by UBS Global AM (US) to financial intermediaries for providing support services.

During the fiscal year ended April 30, 2009, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund had not yet commenced operations. Accordingly, no payments were made under the Shareholder Services Plan.

All Funds. UBS Global AM (US) may make cash and non-cash payments to affiliated and unaffiliated broker-dealers and other financial intermediaries (collectively, “Financial Intermediaries”) that engage in selling efforts on behalf of a fund, subject to the internal policies and procedures of UBS Global AM (US). The source of such payments may come from Rule 12b-1 fees and/or shareholder servicing fees collected from a fund and/or UBS Global AM (US)’s own resources (including through transfers from affiliates). Payments made out of the underwriter’s own resources are often referred to as “revenue sharing.” Revenue sharing payments generally are based on the value of fund shares sold as a result of such selling efforts although they could take other forms (such as, without limitation, ticket charges or “trail” fees for servicing shareholder accounts). Revenue sharing payments are negotiated by UBS Global AM (US) and may also be based on such other factors as the Financial Intermediary’s ability to attract and retain assets, the quality and quantity of the services provided by the Financial Intermediary, the Financial Intermediary’s relationship with UBS Global AM (US) or the reputation of the Financial Intermediary.

Revenue sharing payments are made by UBS Global AM (US) out of its own resources (and not out of fund assets). The value of a shareholder’s investment in one of these funds and the return on that investment will be unaffected by these revenue sharing payments, which are in addition to amounts paid by a fund in connection with the distribution and shareholder servicing arrangements discussed above, if any. The source of revenue sharing payments may come from transfers from other UBS entities, such as UBS Global AM. UBS Global AM (US) may pay Financial Intermediaries a finder’s fee for a variety of reasons, including (1) where UBS Global AM (US) is paying shareholder servicing fees or making other payments to a separate Financial Intermediary that makes shares available to others, (2) where the assets in an account reach a certain threshold or (3) where a Financial Intermediary provides marketing support or access to sales platforms or personnel.

UBS Global AM (US) provides Financial Intermediaries with sales literature and advertising materials relating to the registered investment companies advised or sub-advised by UBS Global AM. UBS Global AM (US) also shares expenses with Financial Intermediaries for costs incurred in hosting seminars for employees and clients of Financial Intermediaries, subject to UBS Global AM (US)’s internal policies and procedures governing payments for such seminars. These seminars may take place at UBS Global AM (US)’s headquarters or other appropriate locations and may include reimbursement of travel expenses (i.e., transportation, lodging and meals) of employees of Financial Intermediaries in connection with training and education seminars. Subject to UBS Global AM (US)’s internal policies and procedures, UBS Global AM (US) may provide any or all of the following to employees of Financial Intermediaries and their guest(s): (i) an occasional meal, a sporting event or theater ticket or other comparable entertainment; (ii) gifts of less than $100 per person per year; and/or (iii) UBS Global AM (US)’s promotional items of nominal value (golf balls, shirts, etc.). In addition, Financial Intermediaries may maintain omnibus accounts and/or have similar arrangements with UBS Global AM (US) and may be paid by UBS Global AM (US) for providing sub-transfer agency and other services. UBS Global AM (US) is located at 51 West 52nd Street, New York, New York 10019-6114.

To the extent permitted by applicable law, revenue sharing payments may take other forms or may be paid for other reasons. Investors should note that such payments may be more or less than the compensation on similar or other investments that your Financial Intermediary receives and may thus influence your Financial Intermediary to present or recommend a fund. You should ask your Financial Intermediary about any payment it receives from UBS Global AM (US) and any services provided.

Securities lending. For the fiscal years ended April 30, 2009, 2008 and 2007, UBS Securities LLC, acting as the funds’ (or corresponding master funds’) lending agent, received compensation from the funds or their corresponding master funds as set forth below. Effective November 12, 2008, State Street Bank and Trust Company replaced UBSSecurities LLC as the master funds’ lending agent.

	For the year ended April 30,

Fund	2009	2008		2007

UBS Select Prime Institutional Fund	—	159	*	$31,598	*

UBS Select Treasury Institutional Fund	—	17,897	*	1,200	*

Prime Master Fund	176,506	378,028		—
(corresponding master fund for UBS Select Prime
Institutional Fund, UBS Select Prime Preferred Fund,
UBS Select Prime Investor Fund and UBS Select
Prime Capital Fund**)

Treasury Master Fund	31,804	114,864		—
(corresponding master fund for UBS Select Treasury
Institutional Fund, UBS Select Treasury Preferred Fund,
UBS Select Treasury Investor Fund and UBS Select
Treasury Capital Fund**)

Tax-Free Master Fund	0	0		—
(corresponding master fund for UBS Select Tax-Free
Institutional Fund, UBS Select Tax-Free Preferred Fund,
UBS Select Tax-Free Investor Fund and UBS Select
Tax-Free Capital Fund**)

*	Amount represents compensation paid to UBS Securities LLC prior to the conversion of the funds into feeder funds effective August 28, 2007.

**	UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund had not yet commenced operations as of April 30, 2009.

Portfolio transactions

The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

For purchases or sales with broker-dealer firms that act as principal, UBS Global AM seeks best execution. Although UBS Global AM may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. UBS Global AM may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

Research services and information received from brokers or dealers are supplemental to UBS Global AM’s own research efforts and, when utilized, are subject to internal analysis before being incorporated into their investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by UBS Global AM in advising other funds or accounts and, conversely, research services furnished to UBS Global AM by brokers or dealers in connection with other funds or accounts may be used in advising the funds.

During the fiscal years ended April 30, 2009, 2008 and 2007, UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund, paid no brokerage commissions. Therefore, UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund, have not allocated any brokerage transactions for research, analysis, advice and similar services. Because UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund had not yet commenced operations as of April 30, 2009, those funds paid no brokerage commissions during the fiscal years ended April 30, 2009, 2008 and 2007, and have not allocated any brokerage transactions for research, analysis, advice and similar services.

Investment decisions for the funds and for other investment accounts managed by UBS Global AM are made independently of one another in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the funds and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the funds and such other account(s) as to amount in a manner deemed equitable to the funds and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the funds are concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the funds.

UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund had not yet commenced operations as of April 30, 2009. As of April 30, 2009 the corresponding master funds for UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund, owned securities issued by the following companies which are regular broker-dealers for the master funds:

Prime Master Fund
(corresponding master fund for UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Prime Investor Fund and UBS Select Prime Capital Fund)

Issuer	Type of security	Value

Banc of America Securities LLC	Master Notes	$390,000,000
Banc of America Securities LLC	Repurchase Agreement	650,000,000
Barclays Bank PLC	Repurchase Agreement	850,000,000
Deutsche Bank Securities, Inc.	Repurchase Agreement	300,000,000
Deutsche Bank Securities, Inc.	Certificates of Deposit	414,000,000
Goldman Sachs & Co.	Repurchase Agreement	550,000,000
JP Morgan Chase & Co.	Certificates of Deposit	250,000,000
JP Morgan Chase & Co.	Commercial Paper	299,904,000
State Street Bank & Trust Company	Repurchase Agreement	15,000

Treasury Master Fund (corresponding master fund for UBS Select Treasury Institutional Fund, UBS Select Treasury Preferred Fund, UBS Select Treasury Investor Fund and UBS Select Treasury Capital Fund)

Issuer	Type of security	Value

Banc of America Securities LLC	Repurchase Agreement	$1,350,000,000
Barclays Bank PLC	Repurchase Agreement	1,350,000,000
Deutsche Bank Securities, Inc.	Repurchase Agreement	1,336,300,000
Morgan Stanley & Co.	Repurchase Agreement	750,000,000
State Street Bank & Trust Company	Repurchase Agreement	2,000

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As of April 30, 2009, the corresponding master fund for UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund and UBS Select Tax-Free Capital Fund did not own any securities issued by regular broker-dealers for the master funds.

Additional information regarding redemptions; financial institutions

Additional redemption information. The redemption price may be more or less than the shareholder’s cost, depending on the market value of each fund’s portfolio at the time, although the funds attempt to maintain a constant net asset value of $1.00 per share.

If conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund’s net asset value. If payment is made in securities, the shareholder may incur expenses in converting these securities into cash.

Financial institutions. The funds may authorize financial institutions and their delegates or agents to accept on the funds’ behalf purchase and redemption orders that are in “good form” in accordance with the policies of those institutions. A fund will be deemed to have received these purchase and redemption orders when such an institution or its delegate or agent accepts them. Like all customer orders, these orders will be priced based on a fund’s net asset value next computed after receipt of the order by the financial institutions and their delegates or their agents.

Valuation of shares

Each fund uses its best efforts to maintain its net asset value at $1.00 per share. The funds’ net asset values per share are typically determined by the funds’ custodian, State Street Bank and Trust Company (“State Street”).

Each master fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 (the “Rule”) under the Investment Company Act. To use amortized cost to value its portfolio securities, a master fund must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, the master funds might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

The master funds’ board has established procedures (“Procedures”) for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for a master fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each master fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those US-dollar denominated instruments that are of high quality under the Rule and that UBS Global AM, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.

In determining the approximate market value of portfolio investments, the master funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the Master Trust’s board.

Taxes

Qualification as a regulated investment company. Each feeder fund intends to qualify or to continue to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code. To so qualify, each feeder fund must distribute to its shareholders in each taxable year an amount at least equal to the sum of 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any, determined without regard to any deduction for dividends paid) and any net tax-exempt income must meet several additional requirements. Among these requirements are the following: (1) the feeder fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities, net income derived from an interest in a qualified publicly-traded partnership and certain other income; (2) at the close of each quarter of the feeder fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the feeder fund’s total assets nor 10% of the voting securities of such issuer; and (3) at the close of each quarter of the feeder fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than US government securities or the securities of other RICs) of any one issuer, in two or more issuers that the fund controls and which are engaged in the same or similar trades or businesses or of one or more qualified publicly-traded partnerships.

By qualifying for treatment as a RIC, the feeder fund (but not its shareholders) will be relieved of federal income tax on the portion of its investment company taxable income and net capital gain that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income and net tax-exempt income for the taxable year. If the feeder fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions (including distributions that would otherwise be “exempt interest dividends,” as discussed below) as dividends (that would generally be taxed as ordinary income) to the extent of the fund’s earnings and profits. In addition, the feeder fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

Taxes on fund distributions. Distributions of investment company taxable income are taxable to you, whether paid in cash or reinvested in fund shares. Distributions of net investment income received by each fund from investments in debt securities and any net realized short-term capital gains distributed by each fund will be taxable to shareholders as ordinary income (except to the extent that such dividends are designated as exempt interest dividends) and will not be eligible for the dividends-received deduction for corporations. Due to their investment strategies, each feeder fund will not typically derive net long-term capital gains.

Although current tax law generally provides for a minimum tax rate for individual taxpayers of 15% on certain qualifying dividend income, distributions from funds such as these feeder funds investing primarily in bonds and other debt instruments via the master funds will not generally qualify for the lower tax rates.

Dividends paid by each of UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund and UBS Select Tax-Free Capital Fund (each a “municipal money market fund”) will generally qualify as “exempt-interest dividends,” and thus will be excludable from gross income by its shareholders, if the fund satisfies the additional requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets (including their proportionate share of investments made through investment in a master fund) consists of securities the interest on which is excludable from gross income under Section 103(a) of the Internal Revenue Code. Each municipal money market fund intends to continue to satisfy this requirement. The aggregate amount annually designated by a municipal money market fund as exempt-interest dividends may not exceed its interest for the year that is excludable under Section 103(a) (including their proportionate share of such interest earned by a master fund) over certain amounts disallowed as deductions.

It should be noted that dividends paid by each of UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Investor Fund and UBS Select Tax-Free Capital Fund will generally be subject to applicable state and local income taxes.

Tax-exempt interest attributable to certain PABs (including, in the case of a municipal money market fund receiving interest on those bonds, a proportionate part of the exempt-interest dividends it pays) is an item of tax preference for purposes of the federal alternative minimum tax (“AMT”). Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to the AMT without regard to whether a municipal money market fund’s tax-exempt interest was attributable to those bonds. PABs are issued by or on behalf of public authorities to finance various privately operated facilities and are described in this SAI.

Entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by IDBs or PABs should consult their tax advisers before purchasing shares of a municipal money market fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term “substantial user” is defined generally to include a “non-exempt person” who regularly uses in its trade or business a part of a facility financed from the proceeds of IDBs or PABs.

Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a municipal money market fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the municipal money market funds still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient’s income exceeds the established amounts.

If a municipal money market fund invests in any instruments that generate taxable income, the portion of any fund dividend attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits and only the remaining portion will qualify as an exempt-interest dividend. The respective portions will be determined by the “actual earned” method, under which the portion of any dividend that qualifies as an exempt-interest dividend may vary, depending on the relative proportions of tax-exempt and taxable interest earned during the dividend period. Moreover, if a municipal money market fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders.

Each municipal money market fund may invest (through their investment in a master fund) in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) (“municipal market discount bonds”). If a bond’s market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond’s accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, a municipal money market fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

Taxable distributions to non-residents may be subject to a 30% withholding tax. Distributions to nonresidents of short-term capital gains and interest income are expected to be subject to withholding tax because certain detailed information necessary for an exemption is not maintained or expected to be available. Exempt-interest dividends paid by the municipal money market funds are not subject to withholding.

Each fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all its ordinary (i.e., taxable) income for that year and any capital gain net income for the one-year period ending October 31 of that year, plus certain other amounts.

The foregoing is a general, abbreviated summary of certain provisions of the federal tax laws currently in effect as they directly govern the taxation of shareholders of each fund. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to fund transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning federal tax matters.

Tax treatment of master funds. Each master fund will be treated as a non-publicly traded partnership for federal income tax purposes rather than as a RIC or a corporation under the Internal Revenue Code. Under the rules applicable to a non-publicly traded partnership, a proportionate share of any interest, dividends, gains and losses of a corresponding master fund will be deemed to have been realized (i.e., “passed through”) to its shareholders (including a fund) regardless of whether any amounts are actually distributed by the master fund. Each shareholder in a master fund will be taxed on such share, as determined in accordance with the governing instruments of the master fund, the Internal Revenue Code and applicable regulations, in determining such shareholder’s federal income tax liability. Therefore, to the extent that a master fund were to accrue but not distribute any income or gains, a fund investing in the master fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the master funds will seek to minimize recognition by its shareholders (including the funds) of income and gains without a corresponding distribution. Furthermore, each master fund’s assets, income and distributions will be managed in such a way that a shareholder in a master fund will be able to continue to qualify as a RIC by investing its assets through the master fund.

Potential conflicts of interest

Activities of UBS Global Asset Management (Americas) Inc. and its affiliates (collectively, “UBS Global Asset Management”), UBS Securities LLC and UBS Financial Services Inc. and their affiliates (collectively, “UBS”) and other accounts managed by UBS
UBS Global Asset Management is a large asset management firm with approximately $547 billion in assets under management worldwide as of June 30, 2009.(1) UBS Global Asset Management offers a full range of equity, fixed income, cash management, asset allocation and alternative asset class investment management styles with representation in both retail and institutional channels, in the United States and in non-U.S. markets. UBS Global Asset Management has employees in 25 countries and maintains a presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe.

(1) UBS Global Asset Management (Americas) Inc. manages approximately $142 billion as of June 30, 2009.

UBS is a worldwide full-service investment banking, broker-dealer, asset management and financial services organization. As a result, UBS Global Asset Management and UBS (including, for these purposes, their directors, partners, officers and employees) worldwide, including the entities and personnel who may be involved in the investment activities and business operations of the funds, are engaged in businesses and have interests other than that of managing the funds. These activities and interests include potential multiple advisory, transactional, financial, consultative, and other interests in transactions, companies, securities and other instruments that may be engaged in, purchased or sold by the funds. This section sets forth considerations of which investors in the funds should be aware, and which may cause conflicts of interest on the part of UBS and UBS Global Asset Management that could disadvantage the funds. To address these potential conflicts, UBS and UBS Global Asset Management have established various policies and procedures that are reasonably designed to detect and prevent these potential conflicts of interest and prevent the funds from being disadvantaged.

Prospective investors should carefully review the following, which more fully describes these and other potential conflicts of interest presented by UBS Global Asset Management’s and UBS’ other businesses and interests.

Potential conflicts relating to portfolio decisions and the allocation of investment opportunities

UBS’ other activities may have an impact on the funds. UBS Global Asset Management makes decisions for the funds in accordance with its obligations as investment advisor to the funds. However, UBS’ other activities may, at the same time have a negative impact on the funds. As a result of the various activities and interests of UBS, it is likely that the funds will have multiple business relationships with, engage in transactions with, make voting decisions with respect to, or obtain services from UBS and other entities for which UBS performs or seeks to perform investment banking or other services. It is also likely that the funds will undertake transactions in securities in which UBS makes a market or otherwise has other direct or indirect interests.

UBS conducts extensive broker-dealer, banking and other activities around the world and provides investment banking, broker-dealer, prime brokerage, administrative and other services to clients which may involve markets and securities in which the funds invest. These activities will give UBS broad access to the current status of certain markets and investments. As a result of the activities described in this paragraph and the access and knowledge arising from those activities, parts of UBS may be in possession of information in respect of markets and investments, which, if known to UBS Global Asset Management, might cause UBS Global Asset Management to seek to dispose of, retain or increase interests in investments held by a fund or acquire certain positions on behalf of a fund. UBS will be under no duty to make any such information available to the funds or personnel of UBS Global Asset Management making investment decisions on behalf of the funds and maintains information barriers designed to prevent the misuse of such information. In general, personnel of UBS Global Asset Management making investment decisions will make decisions based solely upon information known by such decision makers without regard to information known by other UBS personnel.

In conformance with a fund’s investment objective and subject to compliance with applicable law, UBS Global Asset Management may purchase securities for a fund during an underwriting or other offering of securities in which a broker/dealer affiliate acts as a manager, co-manager, underwriter or placement agent, or receives a benefit in the form of management, underwriting, or other fees. Affiliates of UBS Global Asset Management may act in other capacities in such offerings for which a fee, compensation, or other benefit will be received. From time to time, affiliates of UBS Global Asset Management will be current investors in companies engaged in an offering of securities which UBS Global Asset Management may purchase on behalf of its clients. Such purchases may provide a direct or indirect benefit to UBS Global Asset Management’s affiliates acting as a selling shareholder. UBS Global Asset Management may also participate in structured fixed income offerings of securities in which a related person may serve as trustee, depositor, originator service agent or other service provider in which fees will be paid to such related person. Further, a related person may act as originator and/or servicing agent of loans or receivables for a structured fixed income offering in which UBS Global Asset Management may invest fund assets. Participation in such offering may directly or indirectly relieve financial obligations of related persons.

UBS Global Asset Management may purchase or sell, or recommend for purchase or sale, for its investment advisory clients securities of companies: (i) with respect to which its affiliates act as an investment banker or financial adviser; (ii) with which its affiliates have other confidential relationships; (iii) in which its affiliates maintain a position or (iv) for which its affiliates make a market; or in which it or its officers, directors or employees or those of its affiliates own securities or otherwise have an interest. Except to the extent prohibited by law or regulation or by client instruction, UBS Global Asset Management may recommend to its clients, or purchase for its clients, securities of issuers in which UBS has an interest as described in this paragraph.

UBS’ financial and other interests and relationships may incentivize UBS to promote the sale of fund shares. UBS, its personnel and other financial service providers, have interests in promoting sales of the funds. UBS Global Asset Management may also make cash and non-cash payments to banks, broker-dealers, insurance companies, financial planning firms and other financial intermediaries, that sell shares of the funds, subject to UBS Global Asset Management’s internal policies and procedures. The source of such payments may come from sales charges on such shares, 12b-1 fees collected from the fund and/or from the underwriter’s own resources (including through transfers from affiliates). Payments made out of the underwriter’s own resources are often referred to as “revenue sharing.” Please read the section entitled “Investment advisory, administration and principal underwriting arrangements” for more information.

With respect to both UBS and its personnel, the remuneration and profitability relating to services to and sales of the funds or other products may be greater than the remuneration and profitability relating to services to and sales of other products that might be provided or offered by UBS or other third parties. UBS and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the funds or their shareholders. UBS and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions charged to the funds may also be higher than for other products or services, and the remuneration and profitability to UBS and such personnel resulting from transactions on behalf of or management of the funds may be greater than the remuneration and profitability resulting from similar transactions for other funds or products.

UBS also may have relationships with, and purchase, or distribute or sell, services or products from or to, distributors, consultants and others who recommend the funds, or who engage in transactions with or for the funds. For example, UBS regularly participates in industry and consultant sponsored conferences and may purchase educational, data or other services from consultants or other third parties that it deems to be of value to its personnel and its business. The products and services purchased from consultants may include, but are not limited to, those that help UBS understand the consultants’ points of view on the investment management process. Consultants and other parties that provide consulting or other services to potential investors in the funds may receive fees from UBS or the funds in connection with the distribution of shares in the funds or other UBS products. For example, UBS may enter into revenue or fee sharing arrangements with consultants, service providers, and other intermediaries relating to investments in mutual funds, collective trusts, or other products or services offered or managed by UBS Global Asset Management. UBS may also pay a fee for membership in industry-wide or state and municipal organizations or otherwise help sponsor conferences and educational forums for investment industry participants including, but not limited to, trustees, fiduciaries, consultants, administrators, state and municipal personnel and other clients. UBS’ membership in such organizations allows UBS to participate in these conferences and educational forums and helps UBS interact with conference participants and to develop an understanding of the points of view and challenges of the conference participants. In addition, UBS’ personnel, including employees of UBS, may have board, advisory, brokerage or other relationships with issuers, distributors, consultants and others that may have investments in the funds or that may recommend investments in the funds. In addition, UBS, including UBS Global Asset Management, may make charitable contributions to institutions, including those that have relationships with clients or personnel of clients. UBS’ personnel may also make political contributions. As a result of the relationships and arrangements described in this paragraph, consultants, distributors and other parties may have conflicts associated with their promotion of the funds or other dealings with the funds that create incentives for them to promote the funds or certain portfolio transactions.

To the extent permitted by applicable law, UBS Global Asset Management may make payments to authorized dealers and other financial intermediaries (“Intermediaries”) from time to time to promote the funds. The additional payments by UBS Global Asset Management may also compensate Intermediaries for subaccounting, administrative and/or shareholder processing services that are in addition to the fees paid for these or similar services by such products. Payments made by UBS Global Asset Management may vary between different Intermediaries. Please read the section entitled “Investment advisory, administration and principal underwriting arrangements” and “Reduced sales charges; additional purchase, exchange and redemption information; and other services” for more information.

Potential conflicts relating to the allocation of investment opportunities among the funds and other UBS accounts. UBS Global Asset Management manages accounts of certain clients by means of separate accounts (“Separate Accounts”). With respect to the funds, UBS Global Asset Management may follow a strategy that is expected to be similar over time to that delivered by the Separate Accounts. The funds and the Separate Account clients are subject to independent management and, given the independence in the implementation of advice to these accounts, there can be no assurance that such investment advice will be implemented simultaneously. Neither UBS Global Asset Management nor its affiliates will know when advice issued has been executed (if at all) and, if so, to what extent. While each will use reasonable endeavors to procure timely execution, it is possible that prior execution for or on behalf of the Separate Accounts could adversely affect the prices and availability of the securities, currencies and instruments in which the funds invest.

Other potential conflicts relating to the management of the fund by UBS Global Asset Management

Potential restrictions and issues relating to information held by UBS. From time to time and subject to UBS Global Asset Management’s policies and procedures regarding information barriers, UBS Global Asset Management may consult with personnel in other areas of UBS, or with persons unaffiliated with UBS. The performance by such persons of obligations related to their consultation with personnel of UBS Global Asset Management could conflict with their areas of primary responsibility within UBS or elsewhere. There will be no obligation on the part of such persons to make available for use by the funds any information or strategies known to them or developed in connection with their own client, proprietary or other activities. In addition, UBS will be under no obligation to make available any research or analysis prior to its public dissemination.

In connection with its management of the funds, UBS Global Asset Management may have access to certain fundamental analysis and proprietary technical models developed by UBS Global Asset Management or its affiliates (including UBS). UBS Global Asset Management will not be under any obligation, however, to effect transactions on behalf of the funds in accordance with such analysis and models. In addition, neither UBS Global Asset Management nor any of its affiliates (including UBS) will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the funds and it is not anticipated that UBS Global Asset Management will have access to such information for the purpose of managing the funds. The proprietary activities or portfolio strategies of UBS Global Asset Management and its affiliates (including UBS) or the activities or strategies used for accounts managed by them or other client accounts could conflict with the transactions and strategies employed by UBS Global Asset Management, and have adverse effects on the funds.

Potential conflicts relating to UBS’ and UBS Global Asset Management’s proprietary activities and activities on behalf of other accounts. Transactions undertaken by UBS or client accounts managed by UBS (“Client Accounts”) may adversely impact the funds. UBS and one or more Client Accounts may buy or sell positions while a fund is undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the fund. For example, a fund may establish a short position in a security and UBS or other Client Accounts may buy that same security. The subsequent purchase may result in an increase of the price of the underlying position in the short sale exposure of the fund and such increase in price would be to the fund’s detriment. Conversely, a fund may buy a security and UBS or Client Accounts may establish a short position in that same security. The subsequent short sale may result in impairment of the price of the security which the fund holds. Conflicts may also arise because portfolio decisions regarding the fund may benefit UBS or other Client Accounts. For example, the sale of a long position or establishment of a short position by a fund may impair the price of the same security sold short by (and therefore benefit)

UBS or other Client Accounts, and the purchase of a security or covering of a short position in a security by the fund may increase the price of the same security held by (and therefore benefit) UBS or other Client Accounts.

The directors, officers and employees of UBS and UBS Global Asset Management may buy and sell securities or other investments for their own accounts or for seed capital accounts (including through investment funds managed by UBS and UBS Global Asset Management). As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees that are the same, different from or made at different times than positions taken for a fund. To reduce the possibility that a fund will be materially adversely affected by the personal or proprietary trading described above, the funds, UBS and UBS Global Asset Management, have established policies and procedures that restrict securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the funds’ portfolio transactions.

Gifts and entertainment. From time to time, directors, officers and employees of UBS and UBS Global Asset Management may receive gifts and/or entertainment from clients, intermediaries, or service providers to the funds, UBS and UBS Global Asset Management, which could have the appearance of affecting or may potentially affect the judgment of the directors, officers and employees or the manner in which they conduct business on behalf of the funds, UBS and UBS Global Asset Management. To reduce the appearance of impropriety and the possibility that the funds may be materially adversely affected by such gifts and entertainment, UBS and UBS Global Asset Management have established policies and procedures that restrict the receipt of gifts and entertainment from clients, intermediaries, or service providers to the funds.

UBS may in-source or outsource. Subject to applicable law, UBS, including UBS Global Asset Management, may from time to time and without notice to investors in-source or outsource certain processes or functions in connection with a variety of services that it provides to the funds in its administrative or other capacities. Such in-sourcing or outsourcing may give rise to additional conflicts of interest.

Selection of brokers and dealers and commission rates

UBS Global Asset Management utilizes a common portfolio and trading platform for its clients. Certain investment professionals and other employees of UBS Global Asset Management are officers of advisory affiliates and related persons and may provide investment advisory services to clients of such affiliated entities. UBS Global Asset Management’s personnel also provide research and trading support to personnel of certain advisory affiliates. Research-related costs may be shared by advisory affiliates and related persons and may benefit the clients of such advisory affiliates. Since research services are shared between UBS Global Asset Management and its advisory affiliates, UBS Global Asset Management and its advisory affiliates maintain an aggregated soft dollar budget. Therefore, research services that benefit UBS Global Asset Management’s clients may be paid for with commissions generated by clients of its advisory affiliates. Similarly, research services paid for by commissions generated by UBS Global Asset Management’s clients may benefit advisory affiliates and their clients. UBS Global Asset Management does not allocate the relative costs or benefits of research received from brokers or dealers among its clients because UBS Global Asset Management believes that the research received is, in the aggregate, of assistance in fulfilling UBS Global Asset Management’s overall responsibilities to its clients. The research may be used in connection with the management of accounts other than those for which trades are executed by the brokers or dealers providing the research. For example, equity research may be used for fixed income funds and accounts.

Potential regulatory restrictions on investment advisor activity

From time to time, the activities of the funds may be restricted because of regulatory requirements applicable to UBS and/or its internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by UBS would not be subject to some of those considerations. There may be periods when UBS Global Asset Management may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice with respect to certain securities or instruments issued by or related to companies for which UBS is performing investment banking, market making or other services or has proprietary positions or otherwise has come into possession of material inside information.

For example, when UBS is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the funds may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if UBS personnel serve as directors of companies the securities of which a fund wishes to purchase or sell. The larger UBS Global Asset Management’s investment advisory business and UBS’ businesses, the larger the potential that these restricted list policies will impact investment transactions. However, if permitted by applicable law, a fund may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by UBS, or in cases in which UBS personnel are directors or officers of the issuer.

The investment activities of UBS for its proprietary accounts and for Client Accounts may also limit the investment strategies and rights of the funds. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause UBS, the funds or other Client Accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of UBS Global Asset Management on behalf of a fund to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, UBS Global Asset Management on behalf of a fund may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when UBS Global Asset Management, in its sole discretion, deems it appropriate.

UBS Global Asset Management and its affiliates, including, without limitation, UBS and its advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts, other funds and collective investment vehicles) that have investment objectives similar to those of the funds and/or that engage in transactions in the same types of securities, currencies and instruments as the funds. UBS and its affiliates are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, UBS and its affiliates may be actively engaged in transactions in the same securities, currencies, and instruments in which the funds invest. Such activities could affect the prices and availability of the securities, currencies, and instruments in which the funds invest, which could have an adverse impact on a fund’s performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of the funds’ transactions and thus at prices or rates that may be more or less favorable than those obtained by the funds. UBS Global Asset Management has developed policies and procedures consistent with regulatory requirements that provide that it will allocate investment opportunities and make purchase and sale decisions among the funds and other client accounts in a manner that it considers, in its sole discretion and consistent with its fiduciary obligation to each account, to be reasonable. Allocations may be based on numerous factors and may not always be pro rata based. Thus, this system may adversely affect the size or price of the assets purchased or sold for the funds.

The results of the funds’ investment activities may differ significantly from the results achieved by UBS Global Asset Management and its affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that UBS Global Asset Management and its affiliates and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by the funds. Moreover, it is possible that a fund will sustain losses during periods in which UBS Global Asset Management and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

The investment activities of UBS Global Asset Management and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the funds in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, the funds’ activities may also be restricted because of regulatory restrictions applicable to UBS Global Asset Management and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when UBS Global Asset Management, and/or its affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which UBS Global Asset Management and/or its affiliates are performing services or when position limits have been reached where such securities or instruments otherwise would have been permissible investments for the funds. Additionally, the funds or certain accounts may be licensed to trade securities or engage in transactions in certain jurisdictions while other funds and accounts are not licensed.

In addition, certain officers and certain employees of UBS Global Asset Management are also officers or employees of UBS, or its affiliated entities. As a result, the performance by these officers and employees of their obligations to such other entities may be a consideration of which investors in the funds should be aware.

UBS Global Asset Management may enter into transactions and invest in securities, instruments and currencies on behalf of a fund where customers of UBS or, to the extent permitted by the SEC, UBS itself, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the fund, and such party may have no incentive to assure that the fund obtains the best possible prices or terms in connection with the transaction. In addition, the purchase, holding and sale of such investments by the fund may enhance the profitability of UBS Global Asset Management and/or UBS. UBS and its affiliates may also create, write or issue derivative instruments for customers of UBS or its affiliates, the underlying securities, currencies or instruments of which may be those in which a fund invests or which may be based on the performance of a fund. The funds may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by UBS or its affiliates and may also enter into transactions with other clients of UBS Global Asset Management or its affiliates where such other clients have interests adverse to those of the funds. At times, these activities may cause UBS Global Asset Management or its affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the funds. To the extent affiliated transactions are permitted, the funds will deal with UBS Global Asset Management, UBS and its affiliates on an arms-length basis. UBS Global Asset Management or UBS may also have an ownership interest in certain trading or information systems used by the funds. The fund’s use of such trading or information systems may enhance the profitability of UBS Global Asset Management and its affiliates.

It is also possible that, from time to time, UBS Global Asset Management or any of its affiliates may, although they are not required to, purchase and hold shares of the funds. Increasing a fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce a fund’s expense ratio. UBS Global Asset Management and its affiliates reserve the right to redeem at any time some or all of the shares of the funds acquired for their own accounts. A large redemption of shares of a funds by UBS Global Asset Management or its affiliates could significantly reduce the asset size of a funds, which might have an adverse effect on the fund’s investment flexibility, portfolio diversification, expense ratio and may result in significant transaction costs. UBS Global Asset Management will consider the effect of redemptions on the fund and other shareholders in deciding whether and when to redeem its shares.

It is possible that the funds may invest in securities of companies with which UBS has or is trying to develop investment banking relationships as well as securities of entities in which UBS Global Asset Management or UBS has significant debt or equity investments or in which UBS makes a market. The funds also may invest in securities of companies to which UBS Global Asset Management or UBS provides or may someday provide research coverage. Such investments could cause conflicts between the interests of the funds and the interests of other UBS Global Asset Management or UBS clients. In making investment decisions for the funds, UBS Global Asset Management is not permitted to obtain or use material non-public information acquired by any division, department or affiliate of UBS Global Asset Management in the course of these activities. In addition, from time to time, UBS’ activities may limit the funds’ flexibility in purchases and sales of securities. When UBS is engaged in an underwriting or other distribution of securities of an entity, UBS Global Asset Management may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the funds.

Present and future activities of UBS Global Asset Management and its affiliates, in addition to those described in this section, may give rise to additional conflicts of interest.

UBS Global Asset Management may buy for a fund securities or obligations of issuers in which UBS or other funds or accounts have made, or are making, an investment in securities or obligations that are subordinate or senior to securities of the fund. For example, a fund may invest in debt securities of an issuer at the same time that UBS or other funds or accounts are investing, or currently have an investment, in equity securities of the same issuer. To the extent that the issuer experiences financial or operational challenges which may impact the price of its securities and its ability to meet its obligations, decisions by UBS (including UBS Global AM relating to what actions to be taken may also raise conflicts of interests and UBS may take actions for certain accounts that have negative impacts on other advisory accounts.

While UBS Global Asset Management will make proxy voting decisions as it believes appropriate and in accordance with UBS Global Asset Management’s policies designed to help avoid conflicts of interest, proxy voting decisions made by UBS Global Asset Management with respect to a fund’s portfolio securities may have the effect of favoring the interests of other clients or businesses of other divisions or units of UBS. UBS Global Asset Management’s proxy voting policy is discussed in more detail in the section entitled “Proxy voting policies and procedures.”

As a registered investment adviser under the Investment Advisers Act of 1940, UBS Global Asset Management is required to file a Form ADV with the SEC. Form ADV Part II contains information about assets under management, types of fee arrangements, types of investments, potential conflicts of interest, and other relevant information regarding UBS Global Asset Management. A copy of Part I of UBS Global Asset Management’s Form ADV is available on the SEC’s Web site (www.adviserinfo.sec.gov). A copy of Part II of UBS Global Asset Management’s Form ADV is available upon request.

Other information

Delaware statutory trust. Although Delaware law statutorily limits the potential liabilities of a Delaware statutory trust’s shareholders to the same extent as it limits the potential liabilities of a Delaware corporation’s shareholders, shareholders of a fund could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or the funds. However, the Trust’s Trust Instrument disclaims shareholder liability for acts or obligations of the Trust or its funds. The Trust Instrument provides for indemnification from each fund’s property for all losses and expenses of any fund shareholder held personally liable for the obligations of a fund. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility which UBS Global AM believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the funds.

Voting rights. Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the trust may elect all its board members. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the shares is required by law.

UBS Money Series does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by shareholders. Shareholders of record holding no less than two thirds of the outstanding shares of UBS Money Series may remove a board member by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of record of at least 10% of the outstanding shares of the UBS Money Series.

Prior names. Prior to August 28, 2007, UBS Select Prime Institutional Fund was known as “UBS Select Money Market Fund,” and UBS Select Treasury Institutional Fund was known as “UBS Select Treasury Fund.”

Prior to April 8, 2002, UBS Money Series was known as Brinson Money Series, and UBS Select Money Market Fund was known as “Brinson Select Money Market Fund.” Prior to May 9, 2001, UBS Money Series was known as “Mitchell Hutchins LIR Money Series,” and UBS Select Money Market Fund was known as “Mitchell Hutchins LIR Select Money Fund.” Prior to July 28, 1999, UBS Money Series was known as “Mitchell Hutchins Institutional Series.” Prior to August 28, 2007, the shares issued by UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund had the designation “Institutional shares.”

Custodian; transfer and dividend agent. State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, MA 02206-5501, is custodian of the master funds’ assets. PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC, Inc.) (“PNC”), a subsidiary of PNC Bank, N.A., located at P.O. Box 9786, Providence, RI 02940, serves as each fund’s transfer and dividend disbursing agent.

Counsel. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006-2401, serves as counsel to the funds. Dechert LLP also has acted as counsel to UBS Global AM in connection with other matters. Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, NY 10019, serves as independent counsel to the Independent Trustees.

Independent registered public accounting firm. Ernst & Young, 5 Times Square, New York, NY 10036 serves as independent registered public accounting firm for the funds.

Financial statements

The Annual Reports to Shareholders for UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund for the last fiscal year ended April 30, 2009 are separate documents supplied with this SAI, and the financial statements, accompanying notes and reports of independent registered public accounting firm appearing therein are incorporated by this reference in this SAI. Because UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund had not yet commenced operations as of April 30, 2009, no financial statements are available for those funds as of the date of this SAI.

You should rely only on the information contained or referred to in the prospectus for a particular fund and this Statement of Additional Information. The funds and their principal underwriter have not authorized anyone to provide you with information that is different. The prospectuses and this Statement of Additional Information are not an offer to sell shares of the funds in any jurisdiction where the funds or their principal underwriter may not lawfully sell those shares.

© 2009 UBS Global Asset Management (US) Inc.
All rights reserved.

PART C. OTHER INFORMATION

Item 23.	Exhibits

(1)	(a)	Trust Instrument 1/

	(b)	Amendment to Trust Instrument effective July 28, 1999 2/

	(c)	Amendment to Trust Instrument effective May 9, 2001 3/

	(d)	Certificate of Amendment effective May 16, 2001 3/

	(e)	Amendment to Trust Instrument effective April 8, 2002 4/

	(f)	Amendment to Trust Instrument effective March 15, 2004 5/

	(g)	Amendment to Trust Instrument effective August 28, 2007 6/

	(h)	Amendment to Trust Instrument effective October 6, 2008 7/

(2)	(a)	By-Laws 1/

	(b)	Certificate of Amendment to By-Laws dated December 19, 2001 4/

	(c)	Certificate of Amendment to By-Laws dated February 15, 2002 4/

	(d)	Certificate of Amendment to By-Laws effective November 15, 2006 8/

	(e)	Certificate of Amendment to By-Laws effective February 22, 2008 9/

	(f)	Certificate of Amendment to By-Laws effective May 6, 2009 (filed herewith)

(3)	Instruments defining the rights of holders of Registrant’s shares of beneficial interest 10/

(4)	(a)	Investment Advisory and Administration Contract with respect to UBS Cash Reserves Fund and UBS Liquid Assets Fund 11/

	(b)	Master Transfer and Novation Contract with respect to Investment Advisory and Administration Contract, dated as of April 1, 2006 12/

(5)	(a)	Principal Underwriting Contract for UBS Select Prime Institutional Fund (formerly UBS Select Money Market Fund) 3/

	(b)	Principal Underwriting Contract for UBS Select Treasury Institutional Fund (formerly UBS Select Treasury Fund) 5/

	(c)	Amended and Restated Principal Underwriting Contract for UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund 13/

	(d)	Distribution Contract for UBS Cash Reserves Fund and UBS Liquid Assets Fund 11/

	(e)	Dealer Agreement between UBS Global Asset Management (US) Inc. and UBS Financial Services Inc. with respect to UBS Cash Reserves Fund and UBS Liquid Assets Fund 11/

	(f)	Dealer Agreement between UBS Global Asset Management (US) Inc. and UBS Financial Services Inc. with respect to UBS Select Prime Institutional Fund (formerly UBS Select Money Market Fund) 3/

	(g)	Form of Dealer Agreement between UBS Global Asset Management (US) Inc. and UBS Financial Services Inc. with respect to UBS Select Treasury Institutional Fund (formerly UBS Select Treasury Fund) 5/

	(h)	Amendment to Dealer Agreement between UBS Global Asset Management (US) Inc. and UBS Financial Services Inc. to add UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund 6/

	(i)	Form of Mutual Fund Account Administration Agreement with respect to UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund 9/

	(j)	Selected Dealer Agreement with respect to UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund 7/

	(k)	Amendments to Dealer Agreements between UBS Global Asset Management (US) Inc. and UBS Financial Services Inc. with respect to UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund (filed herewith)

	(l)	Form of Selected Dealer Agreement between UBS Global Asset Management (US) Inc. and UBS Financial Services Inc. with respect to UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund (filed herewith)

(6)	Bonus, profit sharing or pension plans - none

(7)	(a)	Custodian Contract with State Street Bank and Trust Company for UBS Cash Reserves Fund and UBS Liquid Assets Fund 11/

	(b)	Letter Agreement making Custody Contract with State Street Bank and Trust Company applicable to UBS Select Prime Institutional Fund (formerly UBS Select Money Market Fund) 14/

	(c)	Amendment to the Custody Contract with State Street Bank and Trust Company to include UBS Select Treasury Institutional Fund (formerly UBS Select Treasury Fund) 5/

	(d)	Amendment to the Custody Contract with State Street Bank and Trust Company to include UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund (filed herewith)

	(e)	Form of Amendment to the Custody Contract with State Street Bank and Trust Company to include UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund 7/

(8)	(a)	(i)	Transfer Agency and Services Agreement for UBS Select Prime Institutional Fund (formerly UBS Select Money Market Fund) 2/

		(ii)	Transfer Agency and Related Services Agreement for UBS Cash Reserves Fund 3/

		(iii)	Transfer Agency and Related Services Agreement for UBS Liquid Assets Fund 3/

		(iv)	Amendment No. 1 to Transfer Agency and Services Agreement for UBS Select Prime Institutional Fund (formerly UBS Select Money Market Fund) 14/

		(v)	Amendment No. 2 to the Transfer Agency and Services Agreement for UBS Select Prime Institutional Fund (formerly UBS Select Money Market Fund), UBS Cash Reserves Fund and UBS Liquid Assets Fund 15/

		(vi)	Amendment No. 3 to the Transfer Agency and Services Agreement with PNC Global Investment Servicing (U.S.) Inc. to include UBS Select Treasury Institutional Fund (formerly UBS Select Treasury Fund) 15/

		(vii)	Amendment No. 4 to the Transfer Agency and Services Agreement with PNC Global Investment Servicing (U.S.) Inc.. to include UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select

Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund (filed herewith)

(viii)	Form of Amendment No. 5 to the Transfer Agency and Services Agreement with PNC Global Investment Servicing (U.S.) Inc. to include UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund 7/

(b) Administration Contract for UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund 6/

(c) Amended and Restated Administration Contract with respect to UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund 13/

(d) Form of Amended and Restated Shareholder Services Plan and Agreement with respect to UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund 13/

(e) Form of Shareholder Services Plan and Agreement with respect to UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund 7/

(9)	Opinion and Consent of Counsel (filed herewith)

(10)	Other opinions, appraisals, rulings and consents: Consent of Independent Registered Public Accounting Firm (filed herewith)

(11)	Omitted Financial Statements - none

(12)	Letter of Investment Intent 1/

(13)	(a) Shareholder Services Plan Pursuant to Rule 12b-1 for UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund 6/

(b) Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 for UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax Free Capital Fund 13/

(14)	Rule 18f-3 Plan - none

(15)	Code of Ethics - not applicable. Each series of the Registrant is a money market fund.

(16)	Powers of Attorney for Messrs. Armstrong, Bernikow, Burt, Disbrow, Feldberg, Garil and Sotorp and Ms. Higgins 16/

1/	Incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant’s registration statement, SEC File No. 333-52965, filed July 29, 1998.

2/	Incorporated by reference from Post-Effective Amendment No. 3 to the Registrant’s registration statement, SEC File No. 333-52965, filed September 1, 1999.

3/	Incorporated by reference from Post-Effective Amendment No. 10 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 29, 2001.

4/	Incorporated by reference from Post-Effective Amendment No. 11 to the Registrant’s registration statement, SEC File No. 333-52965, filed April 30, 2002.

5/	Incorporated by reference from Post-Effective Amendment No. 16 to the Registrant’s registration statement, SEC File No. 333-52965, filed April 28, 2004.

6/	Incorporated by reference from Post-Effective Amendment No. 22 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 28, 2007.

7/	Incorporated by reference from Post-Effective Amendment No. 26 to the Registrant’s registration statement, SEC File No. 333-52965, filed October 3, 2008.

8/	Incorporated by reference from Post-Effective Amendment No. 21 to the Registrant’s registration statement, SEC File No. 333-52965, filed June 14, 2007.

9/	Incorporated by reference from Post-Effective Amendment No. 23 to the Registrant’s registration statement, SEC File No. 333-52965, filed June 27, 2008.

10/	Incorporated by reference from Articles IV, VI and X of Registrant’s Trust Instrument and from Articles VI and IX of Registrant’s By-Laws.

11/	Incorporated by reference from Post-Effective Amendment No. 8 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 25, 2000.

12/	Incorporated by reference from Post-Effective Amendment No. 22 to the registration statement of UBS PACE Select Advisers Trust, SEC File No. 33-87254, filed April 3, 2006.

13/	Incorporated by reference from Post-Effective Amendment No. 25 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 28, 2008.

14/	Incorporated by reference from Post-Effective Amendment No. 9 to the Registrant’s registration statement, SEC File No. 333-52965, filed April 12, 2001.

15/	Incorporated by reference from Post-Effective Amendment No. 17 to the Registrant’s registration statement, SEC File No. 333-52965, filed August 30, 2004.

16/	Incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of UBS PACE Select Advisors Trust, SEC File No. 33-87254, filed November 28, 2007.

Item 24.	Persons Controlled by or under Common Control with Registrant

None.

Item 25.	Indemnification

                      Section 2 of Article IX of the Trust Instrument, as amended (“Trust Instrument”), “Indemnification,” provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of Article IX also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

                            Additionally, “Limitation of Liability” in Section 1 of Article IX of the Trust Instrument provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or by any officer, agent, employee, investment advisor or independent contractor of the Registrant.

                            Section 9 of each (i) Investment Advisory and Administration Contract with respect to UBS Cash Reserves Fund and UBS Liquid Assets Fund; (ii) Administration Contract with respect to UBS Select Prime Institutional

Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund; and (iii) Administration Contract with respect to UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund (each, an “Advisory/Administration Contract”), with UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) provides that UBS Global AM shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series (“Fund”) of the Registrant in connection with the matters to which the Advisory/Administration Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of UBS Global AM in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory/Administration Contract. Section 10 or 11 of each Advisory/Administration Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Advisory/Administration Contract and that UBS Global AM shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the trustees.

                      Section 9 of each Principal Underwriting Contract or Distribution Contract provides that the Trust will indemnify UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by UBS Global AM (US) to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933, as amended (the “1933 Act”). Section 9 of each Principal Underwriting Contract or Distribution Contract also provides that UBS Global AM (US) agrees to indemnify, defend and hold the Trust, its officers and trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by UBS Global AM (US) for use in the Registration Statement or arising out of an agreement between UBS Global AM (US) and any retail dealer, or arising out of supplementary literature or advertising used by UBS Global AM (US) in connection with the Contract.

                      Section 15 of each Principal Underwriting Contract and Section 10 of the Distribution Contract contain provisions similar to Section 10 or 11 of the Advisory/Administration Contracts, with respect to UBS Global AM (US).

                      Section 9 or 14 of each Dealer Agreement, and Section 12 of the Mutual Fund Account Administration Agreement, contains provisions similar to those of Section 9 of the Principal Underwriting Contract or Distribution Contract with respect to the applicable dealer.

                      Insofar as indemnification for liabilities arising under the 1933 Act may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of Investment Advisor

UBS Global AM, a Delaware corporation, is a registered investment advisor and is an indirect wholly owned subsidiary of UBS AG. UBS Global AM is primarily engaged in the investment advisory and financial services business. Set forth below in alphabetical order is a list of certain executive officers and each director of UBS Global AM indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years. (While each board director is named below, the list of executive officers has been shortened as the full list would be very long and contain names of persons whose functions are unrelated to the Registrant.) Each of UBS Global AM’s officers not disclosed below is dual-hatted, and holds the same office with UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) as he or she holds with UBS Global AM.

Name	Position(s) Held with UBS Global AM	Other Substantial Business, Profession, Vocation or Employment

Joseph J. Allessie	Executive Director, Deputy General Counsel and Assistant Secretary	Deputy General Counsel, Executive Director and Assistant Secretary of UBS Global AM (US)

Elbridge T. Gerry III	Managing Director—Municipal Fixed Income	Managing Director—Municipal Fixed Income of UBS Global AM (US)

Mark F. Kemper	Managing Director, Secretary and Head of Legal – Americas	Managing Director, Secretary and Head of Legal – Americas of UBS Global AM (US)

Barry M. Mandinach	Board Director, Vice President, Chief Marketing Officer – Americas and Managing Director	Board Director, President and Chief Marketing Officer – Americas and Managing Director and President of UBS Global AM (US)

Joseph McGill	Managing Director and Chief Compliance Officer – Americas	Managing Director and Chief Compliance Officer – Americas of UBS Global AM (US)

John Moore	Board Director, Managing Director, Treasurer and Head of Financial Control – Americas	Board Director, Managing Director, Treasurer and Head of Financial Control – Americas of UBS Global AM (US)

Ryan Nugent	Director and Portfolio Manager	Director and Portfolio Manager of UBS Global AM (US)

Robert Sabatino	Executive Director and Head of US Taxable Money Markets	Executive Director and Head of US Taxable Money Markets of UBS Global AM (US)

Kai R. Sotorp	Board Director, President and Head of the Americas and Member of the UBS Group Managing Board	Board Director and Vice President of UBS Global AM (US) and Member of the UBS Group Managing Board

Keith Weller	Executive Director, Senior Associate General Counsel and Assistant Secretary	Executive Director, Senior Associate General Counsel and Assistant Secretary of UBS Global AM (US)

Item 27.   Principal Underwriter

(a)      UBS Global AM (US) serves as principal underwriter or placement agent for the following other investment companies:

MASTER TRUST
SMA RELATIONSHIP TRUST
THE UBS FUNDS
UBS CASHFUND INC.
UBS INDEX TRUST
UBS INVESTMENT TRUST
UBS MANAGED MUNICIPAL TRUST
UBS MASTER SERIES, INC.
UBS MUNICIPAL MONEY MARKET SERIES
UBS PACE SELECT ADVISORS TRUST
UBS RMA MONEY FUND, INC.
UBS RMA TAX-FREE FUND, INC.

(b)      UBS Global AM (US) is the Registrant’s principal underwriter. The directors and certain principal executive officers of UBS Global AM (US), their principal business addresses, and their positions and offices with UBS Global AM (US), are identified below along with those directors and officers of UBS Global AM (US) who also serve as trustees or officers of the Registrant. (While each board director is named below, the list of executive officers has been shortened as the full list would be very long and contain names of persons whose functions are unrelated to the Registrant.)

Name and Address	Position(s) Held With Registrant	Positions and Offices

Joseph J. Allessie*	Vice President and Assistant Secretary	Executive Director, Deputy General Counsel and Assistant Secretary of UBS Global AM (US)

Thomas Disbrow*	Vice President and Treasurer	Executive Director and Head of US Mutual Fund Treasury Administration Department of UBS Global AM (US)

Michael Flook*	Vice President and Assistant Treasurer	Associate Director and Senior Manager of US Mutual Fund Treasury Administration Department of UBS Global AM (US)

Elbridge T. Gerry III*	Vice President	Managing Director – Municipal Fixed Income of UBS Global AM (US)

Mark F. Kemper**	Vice President and Secretary	Managing Director, Secretary and Head of Legal – Americas of UBS Global AM (US)

Joanne M. Kilkeary*	Vice President and Assistant Treasurer	Director (Non-Board) and Senior Manager of US Mutual Fund Treasury Administration Department of UBS Global AM (US)

Tammie Lee*	Vice President and Assistant Secretary	Director (Non-Board), Associate General Counsel and Assistant Secretary of UBS Global AM (US)

Steven J. LeMire*	Vice President and Assistant Treasurer	Director (Non-Board) and Senior Manager of US Mutual Fund Treasury Administration Department of UBS Global AM (US)

Barry M. Mandinach*	None	Board Director, President, Chief Marketing Officer—Americas and Managing Director of UBS Global AM (US)

Joseph McGill*	Vice President and Chief Compliance Officer	Managing Director and Chief Compliance Officer – Americas of UBS Global AM (US)

John Moore**	None	Board Director, Managing Director, Treasurer and Head of Financial Control—Americas of UBS Global AM (US)

Ryan Nugent*	Vice President	Director and Portfolio Manager of UBS Global AM (US)

Nancy D. Osborn*	Vice President and Assistant Treasurer	Associate Director and Senior Manager of US Mutual Fund Treasury Administration Department of UBS Global AM (US)

Robert Sabatino**	Vice President	Executive Director and Head of US Taxable Money Markets of UBS Global AM (US)

Eric Sanders	Vice President and Assistant Secretary	Director (Non-Board), Associate General Counsel and Assistant Secretary of UBS Global AM (US)

Andrew Shoup*	Vice President and Chief Operating Officer	Managing Director and Global Head of Fund Treasury of UBS Global AM (US)

Kai R. Sotorp**	President	Board Director , Vice President, Head—Americas and Member of the UBS Group Managing Board

Keith A. Weller*	Vice President and Assistant Secretary	Executive Director, Senior Associate General Counsel and Assistant Secretary of UBS Global AM (US)

* This person’s business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

(c) None.

Item 28.  Location of Accounts and Records

            The books and other documents required (i) by paragraphs (b)(4), (c) and (d) of Rule 31a-1 and (ii) by paragraphs (a)(3), (a)(4), (a)(5), (c) and (e) of Rule 31a-2 under the Investment Company Act of 1940 are maintained in the physical possession of UBS Global AM, 51 West 52nd Street, New York, New York 10019-6114. Certain information required by Rule 31a-1(b)(1) to be maintained by a money market fund is maintained in the possession of UBS Global AM, at 51 West 52nd Street, New York, New York 10019-6114 and at One North Wacker Drive, Chicago, Illinois 60606-6114, c/o Compliance Department. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant’s transfer agent and custodian.

Item 29.	Management Services

Not applicable.

Item 30.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 27th day of August, 2009.

UBS MONEY SERIES

By:	/s/ Keith A. Weller
Keith A. Weller
Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Richard Q. Armstrong	Trustee and Chairman of the Board of	August 27, 2009
Richard Q. Armstrong*	Trustees

/s/ Alan S. Bernikow	Trustee	August 27, 2009
Alan S. Bernikow*

/s/ Richard R. Burt	Trustee	August 27, 2009
Richard R. Burt*

/s/ Thomas Disbrow	Vice President and Treasurer	August 27, 2009
Thomas Disbrow

/s/ Meyer Feldberg	Trustee	August 27, 2009
Meyer Feldberg*

/s/ Bernard H. Garil	Trustee	August 27, 2009
Bernard H. Garil*

/s/ Heather R. Higgins	Trustee	August 27, 2009
Heather R. Higgins*

/s/ Kai R. Sotorp	President	August 27, 2009
Kai R. Sotorp*

*	Signatures affixed by Lisa R. Price pursuant to Powers of Attorney dated November 14, 2007 and incorporated by reference from Post Effective Amendment No. 26 to the registration statement of UBS PACE Select Advisors Trust, SEC File No. 33-87254, filed November 28, 2007.

SIGNATURES

Master Trust, on behalf of its series, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, has duly caused this Post-Effective Amendment to the Registration Statement for UBS Money Series to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 27th day of August, 2009.

MASTER TRUST, on behalf of its series, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund

By:	/s/ Keith A. Weller
Keith A. Weller
Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment for UBS Money Series has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE (WITH MASTER TRUST)	DATE

/s/ Richard Q. Armstrong	Trustee and Chairman of the Board	August 27, 2009
Richard Q. Armstrong*	of Trustees

/s/ Alan S. Bernikow	Trustee	August 27, 2009
Alan S. Bernikow*

/s/ Richard R. Burt	Trustee	August 27, 2009
Richard R. Burt*

/s/ Thomas Disbrow	Vice President and Treasurer	August 27, 2009
Thomas Disbrow

/s/ Meyer Feldberg	Trustee	August 27, 2009
Meyer Feldberg*

/s/ Bernard H. Garil	Trustee	August 27, 2009
Bernard H. Garil*

/s/ Heather R. Higgins	Trustee	August 27, 2009
Heather R. Higgins*

/s/ Kai R. Sotorp	President	August 27, 2009
Kai R. Sotorp*

*	Signatures affixed by Lisa R. Price pursuant to Powers of Attorney dated November 14, 2007 and incorporated by reference from Post Effective Amendment No. 26 to the registration statement of UBS PACE Select Advisors Trust, SEC File No. 33-87254, filed November 28, 2007.

Exhibit Index

(2)	(f)	Certificate of Amendment to By-Laws effective June 25, 2009 (filed herewith)

(5)	(k)	Amendments to Dealer Agreements between UBS Global Asset Management (US) Inc. and UBS Financial Services Inc. with respect to UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund (filed herewith)

	(l)	Form of Selected Dealer Agreement between UBS Global Asset Management (US) Inc. and UBS Financial Services Inc. with respect to UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund (filed herewith)

(7)	(d)	Amendment to the Custody Contract with State Street Bank and Trust Company to include UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund (filed herewith)

(8)	(a)	(vii)	Amendment No. 4 to the Transfer Agency and Services Agreement with PNC Global Investment Servicing (U.S.) Inc. to include UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund (filed herewith)

(9)	Opinion and Consent of Counsel (filed herewith)

(10)	Other opinions, appraisals, rulings and consents: Consent of Independent Registered Public Accounting Firm (filed herewith)